 As Filed with the Securities and Exchange Commission on September 28, 2000
                                        Registration Nos. 333-28755; 811-5626
-----------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
     Pre-Effective Amendment No.___                                 [ ]
     Post-Effective Amendment No. 11                                [X]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
     Amendment No. 99                                               [X]

                        (Check appropriate box or boxes)

                               SEPARATE ACCOUNT B
                           (EXACT NAME OF REGISTRANT)

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

         1475 Dunwoody Drive, West Chester, PA                19380
         (Address of Depositor' Principal Executive Offices) (Zip Code) 610-425-3400
         (ADDRESS AND TELEPHONE NUMBER OF DEPOSITOR'S PRINCIPAL OFFICES)

Myles R. Tashman, Esq.                      COPY TO:
Golden American Life Insurance Company      Stephen E. Roth, Esq.
1475 Dunwoody Drive                         Sutherland Asbill & Brennan LLP
West Chester, PA  19380                     1275 Pennsylvania Avenue, N.W.
(610) 425-3516                              Washington, D.C. 20004-2404
(NAME AND ADDRESS OF AGENT FOR SERVICE
  OF PROCESS)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
   As soon as practical after the effective date of the Registration Statement

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:
     [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
     [ ]  on (date) pursuant to paragraph (b) of Rule 485
     [X]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:
     [ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

TITLE OF SECURITIES BEING REGISTERED:
     Deferred Combination Variable and Fixed Annuity Contracts

                           PART A

                      EXPLANATORY NOTE

This Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 does not supercede the prospectuses found in Post-Effective Amendment No. 10 filed on September 13, 2000.

                        SUPPLEMENT FOR
                       CREDIT SUPPLEMENT

                                      Registration Nos. 333-28755; 811-5626


ING VARIABLE ANNUITIES
GOLDEN AMERICAN LIFE INSURANCE COMPANY

               PROFILE AND PROSPECTUS SUPPLEMENT

                      DATED JANUARY { }, 2001

                Supplement to the Profile and
           Prospectus dated January { }, 2001 for
  DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACT
                           issued
          by Golden American Life Insurance Company
       (the "GoldenSelect PREMIUM PLUS Prospectuses")

                         __________

You should keep this supplement with your Profile and Prospectus.

    The following information supplements the GOLDENSELECT PREMIUM PLUS Prospectus. Capitalized terms have the meanings described in the Prospectus.

    For any Contract whose Owner (older Owner in the case of joint owners) or Annuitant (when the Owner is not an individual) at the time of a premium payment, was less than age 70 (measured on his or her last Contract Anniversary), we will add a Credit of 5% to the premium paid. This 5% Credit consists of a 4% contractual guarantee and a 1% credit enhancement. The credit enhancement on future premium payments (but not the contractual guarantee) may be reduced or eliminated at our option at anytime with 30 days notice.














{  } PP Credit                                                 01/{ }/01

                         SUPPLEMENT FOR
                  LINKING FID BROCHURE TO
               PROSPECTUS OF GOLDENSELECT PREMIUM PLUS/R/

                                        Registration Nos. 333-28755; 811-5626


ING VARIABLE ANNUITIES
GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

               PROFILE AND PROSPECTUS SUPPLEMENT

                      DATED JANUARY { }, 2001.

                Supplement to the Profile and
           Prospectus dated January { }, 2001 for
  DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACT
                           issued
          by Golden American Life Insurance Company
       (the "GoldenSelect PREMIUM PLUS Prospectuses")

                         __________

You should keep this supplement with your Profile and Prospectus.


    A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by Golden American Life Insurance Company. The Fixed Interest Division is part of the Golden American General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General Account are registered under the Investment Company Act of 1940.

    Interests in the Fixed Interest Division are offered through an Offering Brochure, dated May 1, 1999. The Fixed
    Interest Division is different from the Fixed Account which is described in the prospectus but which is not available in your state. When reading through the GoldenSelect PREMIUM PLUS Prospectus, the Fixed Interest Division should be counted among the various subaccounts available for the allocation of your premiums,in lieu of the Fixed Account. The Fixed Interest Division may not be available in some states. Some restrictions may apply.

    You will find more complete information relating to the Fixed
    Interest Division in the Offering Brochure. Please read the
    Offering Brochure carefully before you invest in the Fixed
    Interest Division.


ING VARIABLE ANNUITIES
GOLDEN AMERICAN LIFE INSURANCE COMPANY
Golden American Life Insurance Company is a stock company domiciled in Delaware


{   } PP FID                                                01/{ }/01

               PROFILE AND PROSPECTUS SUPPLEMENT FOR
            PREMIUM PLUS PROSPECTUSES 5.5% WA SUPPLEMENT
             FOR USE ONLY IN THE STATE OF WASHINGTON

                              Registration Nos. 333-28755; 811-5626


ING VARIABLE ANNUITIES
GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

                  PROFILE AND PROSPECTUS SUPPLEMENT

                          JANUARY { }, 2001

       SUPPLEMENT TO THE PROSPECTUS DATED JANUARY { }, 2001 FOR
      DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS
           (THE "GOLDENSELECT PREMIUM PLUS/R/ PROSPECTUS")
          ISSUED BY GOLDEN AMERICAN LIFE INSURANCE COMPANY
               FOR USE ONLY IN THE STATE OF WASHINGTON
                             __________

     The following information supplements and replaces certain information contained
        in the Profile and Prospectus dated January { }, 2001 for Deferred Combination Variable and Fixed Annuity Contracts (the
                           "Prospectus").
 The capitalized terms used in this supplement have the same meaning as
 those in the Prospectus.  You should keep this supplement with your
                       Profile and Prospectus.

GoldenSelect Premium Plus contracts issued for delivery in the State of Washington will have a "5.5% Enhanced Death Benefit" and a "Max
5.5 Enhanced Death Benefit." The "7% Solution Enhanced Death Benefit" and the "Max 7 Enhanced Death Benefit" referred to in the Profile and Prospectus are not available and not offered in the State of
Washington.   The  "5.5%  Enhanced Death  Benefit"  and  a  "Max  5.5
Enhanced Death Benefit" described as follows supplements the information in the Profile and Prospectus and is made part of those documents.

PROFILE

5.   EXPENSES

The Contract has insurance features and investment features, and there are charges related to each. For the insurance features, the Company deducts a mortality and expense risk charge, an asset-based administrative charge and an annual contract administrative charge of $30. We deduct the mortality and expense risk charge and the asset-based administrative charges daily directly from your contract value in the investment portfolios. The mortality and expense risk charge (depending on the death benefit you choose) and the asset-based administrative charge, on an annual basis, are as follows:

                                        5.5% Solution  Max 5.5
     Mortality & Expense Risk Charge         1.45%     1.55%
     Asset-Based Administrative Charge       0.15%     0.15%
     Total                                   1.60%     1.70%

The example table is designed to help you understand contract charges. The examples of expenses illustrated in the Profile are the maximum expected expenses associated with a contract which would occur with the assumptions listed. Using the $30 administration charge and the expenses listed above, and if all other assumptions are the same, the fees associated with the Max 5.5 Enhanced Death Benefit Option would not exceed those shown in the tables.

9.   DEATH BENEFIT

You may choose (i) the Standard Death Benefit, (ii) the 5.5% Solution Enhanced Death Benefit, (iii) the Annual Ratchet Enhanced Death Benefit or (iv) the Max 5.5 Enhanced Death Benefit. The 7% Solution Enhanced Death Benefit and the Max 7 Enhanced Death Benefit are not available in your state. The 5.5% Solution Enhanced Death Benefit, the Annual Ratchet Enhanced Death Benefit and the Max 5.5 Enhanced Death Benefit are available only if the contract owner or the annuitant (if the contract owner is not an individual) is not more than 79 years old at the time of purchase. The 5.5% Solution, Annual Ratchet and Max 5.5 Enhanced Death Benefits may not be available where a Contract is held by joint owners.

Under the 5.5% SOLUTION ENHANCED DEATH BENEFIT, if you die before the annuity start date, your beneficiary is eligible to receive the greatest of:

1)the contract value;
2)the total premium payments made under the Contract after pro rata adjustments for any withdrawals;
3)the cash surrender value; or
4)the enhanced death benefit minus any credits added within 1 year prior to death, which we determine as follows: we credit interest each business day at the 5.5% annual effective rate to the enhanced death benefit from the preceding day (which would be the initial premium and the credit added if the preceding day is the contract date), then we add additional premiums paid and credits added since the preceding day, then we adjust for any withdrawals (including any market value adjustment applied to such withdrawal and any associated surrender charges) since the preceding day. Special withdrawals are withdrawals of up to 5.5% per year of cumulative premiums and premium credits. Special withdrawals shall reduce the 5.5% Solution Death
  Benefit  by  the  amount  of  contract value  withdrawn.   For  any
  withdrawals in excess of the amount available as a special withdrawal, a prorata adjustment to the death benefit is made.

  Note for current Special Funds: The actual interest rate used for calculating the 5.5% Solution Enhanced Death Benefit for the Liquid Asset and Limited Maturity Bond investment portfolios and the Fixed Account, will be the lesser of (1) 5.5% and (2) the interest rate, positive or negative, providing a yield on the Guaranteed Death Benefit equal to the net return for the current valuation period on the contract value allocated to Special Funds. We may, with 30 days notice to you, designate any fund as a Special Fund on existing contracts with respect to new premiums added to such fund and also with respect to new transfers to such funds.

Under the MAX 5.5 ENHANCED DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greater of the 5.5% Solution and the Annual Ratchet Enhanced Death Benefit.

Under this benefit option, the 5.5% Solution Enhanced Death Benefit and the Annual Ratchet Death Benefit are calculated in the same manner as if each were elected the benefit.

Note:      In  the  cases described above and in the prospectus,  the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted.

PROSPECTUS

---------------------------------------------------------------------
                          FEES AND EXPENSES
---------------------------------------------------------------------
ANNUAL CONTRACT ADMINISTRATIVE CHARGE

     Administrative Charge                   $30

SEPARATE ACCOUNT ANNUAL CHARGES****

                                        5.5% Solution  Max 5.5
     Mortality & Expense Risk Charge         1.45%     1.55%
     Asset-Based Administrative Charge       0.15%     0.15%
     Total Separate Account Charges          1.60%     1.70%

**** As a percentage of average daily assets in each subaccount.  The
     Separate Account Annual Charges are deducted daily.

EXAMPLES
The examples of expenses shown in the Prospectus are the maximum expected expenses associated with a contract which would occur based on the election of the Max 7 Enhanced Death Benefit Option using the assumptions listed in the prospectus. Using the $30 administration charge and the lower separate account annual charge, and if all other assumptions are the same the expenses associated with an election of the 5.5% Solution Enhanced Death Benefit Option or the Max 5.5 Enhanced Death Benefit Option would not exceed those shown in the example tables in the prospectus.

---------------------------------------------------------------------
                        DEATH BENEFIT CHOICES
---------------------------------------------------------------------
You may choose from the following 4 death benefit choices: (1) the Standard Death Benefit Option; (2) the 5.5% Solution Enhanced Death Benefit Option; (3) the Annual Ratchet Enhanced Death Benefit Option; and (4) the Max 5.5 Enhanced Death Benefit Option. The 7% Solution Enhanced Death Benefit and the Max 7 Enhanced Death Benefit are not available in your state.

   ENHANCED DEATH BENEFITS. If the 5.5% Solution Enhanced Death Benefit, the Annual Ratchet Enhanced Death Benefit or the Max 5.5
Enhanced Death Benefit is elected, the death benefit under the Contract is the greatest of (i) the contract value minus any credits added within 1 year prior to death; (ii) total premium payments reduced by a pro rata adjustment for any withdrawal; (iii) the cash surrender value; and (iv) the enhanced death benefit as calculated below minus any credits added within 1 year prior to death.

The Max 5.5 Enhanced Death Benefit is the greater of (1) the 5.5% Solution Enhanced Death Benefit or (2) the Annual Ratchet Enhanced Death Benefit. Under this benefit option, the 5.5% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit are calculated in the same manner as if each were the elected benefit.

|-------------------------------------------------------------------|
|           HOW THE ENHANCED DEATH BENEFIT IS CALCULATED            |
|         5.5% SOLUTION            |         ANNUAL RATCHET         |
|-------------------------------------------------------------------|
| On each business day that        | On each contract anniversary   |
| occurs on or before the          | that occurs on or before the   |
| contract owner turns 80, we      | contract owner turns age 80,   |
| credit interest at the 5.5%      | we compare the prior enhanced  |
| annual effective rate* to the    | death benefit to the contract  |
| enhanced death benefit from      | value and select the larger    |
| the preceding day (which would   | amount as the new enhanced     |
| be the initial premium and       | death benefit.                 |
| credit if the preceding day is   | On all other days, the         |
| add additional premiums paid     | enhanced death benefit is the  |
| the contract date), then we      | amount determined below.  We   |
| and credits added since the      | first take the enhanced death  |
| preceding day, then we adjust    | benefit from the preceding     |
| for any withdrawals made         | day (which would be the        |
|(including any Market Value       | initial premium and credit if  |
| Adjustment applied to such       | the valuation date is the      |
| withdrawals and any associated   | contract date) and then we     |
| surrender charges**) since the   | add additional premiums paid   |
| preceding day.  At age 80 the    | and credits added since the    |
| accumulation rate used will      | preceding day, then reduce     |
| change.                          | the enhanced death benefit     |
| There is no maximum, however,    | pro rata for any contract      |
| the death benefit will be        | value withdrawn. That amount   |
| reduced by adjustments for       | becomes the new enhanced       |
| withdrawals.***                  | death benefit.                 |
|-------------------------------------------------------------------|

* The actual interest rate used for calculating the 5.5% Solution Enhanced Death Benefit for the Liquid Asset and Limited Maturity Bond investment portfolios and the Fixed Account, will be the lesser of (1) 5.5% and (2) the interest rate, positive or negative, providing a yield on the enhanced death benefit equal to the net return for the current valuation period on the contract value allocated to Special Funds. We may, with 30 days notice to you, designate any fund as a Special Fund on existing contracts with respect to new premiums added to such fund and also with respect to new transfers to such funds. Thus, selecting these investments may limit the enhanced death benefit.
**Each  premium  payment and credit reduced by  adjustments  for  any withdrawals and any associated surrender charges incurred will continue to grow at the 5.5% annual effective rate until maximum is reached.
***   Each  withdrawal reduces the enhanced death benefit as follows:
  If total withdrawals in a contract year do not exceed 5.5% of cumulative premiums and credits and did not exceed 5.5% of cumulative premiums and credits in any prior contract year, such withdrawals will reduce the enhanced death benefit by the amount of the withdrawal (and any associated surrender charge) including any Market Value Adjustment. Once withdrawals in any contract year exceed 5.5% of cumulative premiums, withdrawals will reduce the enhanced death benefit in proportion to the reduction in contract value pro rata.

---------------------------------------------------------------------
                          CHARGES AND FEES
---------------------------------------------------------------------
ADMINISTRATIVE CHARGE
The administrative charge, if applicable, is $30 per contract year. CHARGES DEDUCTED FROM THE SUBACCOUNTS
  MORTALITY AND EXPENSE RISK CHARGE. The mortality and expense risk charge is deducted each business day. The amount of the mortality and expense risk charge depends on the death benefit you have elected. If you have elected the Standard Death Benefit, the charge, on an annual basis, is equal to 1.30% of the assets you have in each subaccount. The charge is deducted on each business day at the rate of .003585% for each day since the previous business day. If you have elected an enhanced death benefit, the charge, on an annual basis, is equal to 1.45% for the Annual Ratchet Enhanced Death Benefit, 1.45% for the 5.5% Solution Enhanced Death Benefit or 1.55% for the Max 5.5 Enhanced Death Benefit, of the assets you have in each subaccount. The charge is deducted each business day at the rate of .004002%, .004002%, or .004280%, respectively, for each day since the previous business day.

This  supplement  should be retained with your  GoldenSelect  Premium
Plus Prospectus.
















ING VARIABLE ANNUITIES
GOLDEN AMERICAN LIFE INSURANCE COMPANY
Golden American Life Insurance Company is a stock company domiciled in Delaware

{   }  PP4                                                01/{ }/01

                      PROFILE AND PROSPECTUS OF
                     GOLDENSELECT PREMIUM PLUS-DB/R/

  |
  | [{     } appears down the left margin]
  |
  |
  |
  |
  |   PROFILE AND PROSPECTUS FOR GOLDENSELECT PREMIUM PLUS/R/
  |
  | Deferred Combination Variable and Fixed Annuity Contract, January { }, 2001
  |
  |
  |
  |
  |
  |
  |
  |
  |
  |
  |
  |
  |
  |
  |
  |
  |
  |
  |
  |
  |
  |
  |
  |
  | [ING VARIABLE ANNUITIES appears down left margin]
  |
  |
  |
  |
  |
  |
  |
  |
  |
  |
  |  Golden American Life Insurance Company
  |  Separate Account B of Golden American Life Insurance Company
  |                                                     ING VARIABLE ANNUITIES
  |
  |

PremPL-New DB Special Funds-07.doc


ING  VARIABLE  ANNUITIES



GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

                               PROFILE OF

                      GOLDENSELECT PREMIUM PLUS/R/

        DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACT

                                 , 2000

     ----------------------------------------------------------------------
     This Profile is a summary of some of the more important points that you should know and consider before purchasing the Contract. The
     Contract is more fully described in the full prospectus which accompanies this Profile. Please read the prospectus carefully.
     ----------------------------------------------------------------------
--------------------------------------------------------------------------------


1.THE ANNUITY CONTRACT
The Contract offered in this prospectus is a deferred combination variable and fixed annuity contract between you and Golden American Life Insurance Company. The Contract features a minimum 4% credit to each premium you pay. The Contract provides a means for you to invest on a tax-deferred basis in (i) one or more of 32 mutual fund investment portfolios through our Separate Account B and/or (ii) in a fixed account of Golden American with guaranteed interest periods. The 32 mutual fund portfolios are listed on page 3 below. We currently offer guaranteed interest periods of 6 months, 1, 3, 5, 7 and 10 years in the fixed account. We set the interest rates in the fixed account (which will never be less than 3%) periodically. We may credit a different interest rate for each interest period. The interest you earn in the fixed account as well as your principal is guaranteed by Golden American as long as you do not take your money out before the maturity date for the applicable interest period. If you withdraw your money from the fixed account more than 30 days before the applicable maturity date, we will apply a market value adjustment. A market value adjustment could increase or decrease your contract value and/or the amount you take out. Generally, the investment portfolios are designed to offer a better return than the fixed account. However, this is NOT guaranteed. You may not make any money, and you can even lose the money you invest.

Subject to state availability, you may elect one of three optional riders offering specified benefits featured in the prospectus for the Contract. The three optional benefit riders are listed on page below. The optional benefit riders can provide protection under certain circumstances in the event that unfavorable investment performance has lowered your contract value below certain targeted growth. These riders do not guarantee the performance of your investment portfolios. Separate charges are assessed for the optional riders. You should carefully analyze and completely evaluate each rider before you purchase any. Be aware that the benefit provided by any of the riders will be affected by certain later actions you may take - such as withdrawals and transfers. The riders are not available to Contracts issued before January 1, 2000. To find out about availability, check with our Customer Service Center.

PREMIUM PLUS PROFILE                                 PROSPECTUS BEGINS AFTER
108199                                               PAGE 11 OF THIS PROFILE

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the date on which you start receiving the annuity payments under your Contract. The amounts you accumulate during the accumulation phase will determine the amount of annuity payments you will receive. The income phase begins on the annuity start date, which is the date you start receiving regular annuity payments from your Contract. You determine (1) the amount and frequency of premium payments, (2) the investments, (3) transfers between investments, (4) the type of annuity to be paid after the accumulation phase, (5) the beneficiary who will receive the death benefits, (6) the type of death benefit, and (7) the amount and frequency of withdrawals.

2.YOUR ANNUITY PAYMENTS (THE INCOME PHASE)
Annuity payments are the periodic payments you will begin receiving on the annuity start date. You may choose one of the following annuity payment options:

     -----------------------------------------------------------------------------------------
                                            ANNUITY OPTIONS
     -----------------------------------------------------------------------------------------
     Option 1            Income for a fixed      Payments are made for a specified number of
                         period                  years to you or your beneficiary.
     -----------------------------------------------------------------------------------------
     Option 2            Income for life with    Payments are made for the rest of your life
                         a period certain        or longer for a specified  period such as 10
                                                 or 20 years or until the total  amount used
                                                 to buy this option has been repaid. This
                                                 option comes with an added guarantee that
                                                 payments will continue to your beneficiary
                                                 for the remainder of such period if you
                                                 should die during the period.
     -----------------------------------------------------------------------------------------
     Option 3            Joint life income       Payments are made for your life and the life
                                                 of another person (usually your spouse).
     -----------------------------------------------------------------------------------------
     Option 4            Annuity plan            Any other annuitization plan that we choose
                                                 to offer on the annuity start date.
     -----------------------------------------------------------------------------------------


Annuity payments under Options 1, 2 and 3 are fixed. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the Investment Company Act of 1940, it will comply with the requirements of such Act. Once you elect an annuity option and begin to receive payments, it cannot be changed.

3.PURCHASE (BEGINNING OF THE ACCUMULATION PHASE)
You may purchase the Contract with an initial payment of $10,000 or more ($1,500 for a qualified Contract) up to and including age 85. You may make additional payments of $500 or more ($250 for a qualified Contract) at any time before you turn 85 during the accumulation phase. Under certain circumstances, we may waive the minimum initial and additional premium payment requirement. Any initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval. Each time you make a premium payment, we will add a credit of at least 4% of each premium payment to your contract value. Within 1 year after any credit is added, it may be deducted from your contract value under certain circumstances which are described in the prospectus for the Contract. After 1 year, a credit added to your contract value becomes permanent.

Who may purchase this Contract? The Contract may be purchased by individuals as part of a personal retirement plan (a "non-qualified Contract"), or as a Contract that qualifies for special tax treatment when purchased as either an Individual Retirement Annuity (IRA) or in connection with a qualified retirement plan (each a "qualified Contract").

108199                               2                PREMIUM PLUS PROFILE

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other benefits including death benefits and the ability to receive a lifetime income. See "Expenses" in this profile.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot risk getting back less money than you put in.

4.THE INVESTMENT PORTFOLIOS
You can direct your money, and the credit we add, into (1) the fixed account with guaranteed interest periods of 6 months, and 1, 3, 5, 7 and 10 years, and/or (2) into any one or more of the following 32 mutual fund investment portfolios through our Separate Account B. The investment portfolios are described in the prospectuses for the GCG Trust, the PIMCO Variable Insurance Trust, the Warburg Pincus Trust, ING Variable Insurance Trust and the Prudential Series Fund. Keep in mind that while an investment in the fixed account earns a fixed interest rate, an investment in any investment portfolio, depending on market conditions, may cause you to make or lose money. The investment portfolios available under your Contract are:

     THE GCG TRUST
          Liquid Asset Series               Rising Dividends Series         Strategic Equity Series
          Limited Maturity Bond Series      Diversified Mid-Cap Series      Special Situations Series
          Global Fixed Income Series        Managed Global Series           Mid-Cap Growth Series
          Fully Managed Series              Large Cap Value Series          Small Cap Series
          Total Return Series               All Cap Series                  Growth Series
          Asset Allocation Growth Series    Research Series                 Real Estate Series
          Equity Income Series              Capital Appreciation Series     Hard Assets Series
          Investors Series                  Growth and Income Series        Developing World Series
          Value Equity Series               Capital Growth Series

     THE PIMCO VARIABLE INSURANCE TRUST         ING VARIABLE INSURANCE TRUST
          PIMCO High Yield Bond Portfolio            ING Global Brand Names Fund
          PIMCO StocksPLUS Growth
             and Income Portfolio               PRUDENTIAL SERIES FUND
                                                     Prudential Jennison Portfolio
     THE WARBURG PINCUS TRUST                        SP Jennison International Growth Portfolio
          International Equity Portfolio

Restricted Funds. We may designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may establish any such limitation, at our discretion, as a percentage of premium or contract value or as a specified dollar amount and change the limitation at any time. Currently, we have not designated any investment option as a Restricted Fund. We may, with 30 days notice to you, designate any investment portfolio as a Restricted Fund or change the limitations on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. For more detailed information, see "Restricted Funds" in the prospectus for the Contract.

5.EXPENSES
The Contract has insurance features and investment features, and there are charges related to each. For the insurance features, the Company deducts a mortality and expense risk charge, an asset-based administrative charge and an annual contract administrative charge of $40. We deduct the mortality and expense risk charge and the asset-based administrative charges daily directly from your contract value in the investment portfolios. The mortality and expense risk charge (depending on the death benefit you choose) and the asset-based administrative charge, on an annual basis, are as follows:

108199                            2                      PREMIUM PLUS PROFILE

-----------------------------------------------------------------------------------------------
                                             STANDARD                ENHANCED DEATH BENEFIT
                                          DEATH BENEFIT   ANNUAL RATCHET   7% SOLUTION   MAX 7
-----------------------------------------------------------------------------------------------
     Mortality & Expense Risk Charge......    1.30%           1.55%           1.65%      1.75%
     Asset-Based Administrative Charge....    0.15%           0.15%           0.15%      0.15%
                                              -----           -----           -----      -----
             Total........................    1.45%           1.70%           1.80%      1.90%
-----------------------------------------------------------------------------------------------


If you choose to purchase one of the optional benefit riders we offer, we will deduct a separate quarterly charge for the rider on each quarterly contract anniversary and pro rata when the rider terminates. We deduct the rider charges directly from your contract value in the investment portfolios; if the value in the investment portfolios is insufficient, rider charges will be deducted from the fixed account. The rider charges are as follows:

OPTIONAL BENEFIT RIDER CHARGES

     Minimum Guaranteed Accumulation Benefit (MGAB) rider
          Waiting Period         Quarterly Charge
          --------------         ----------------
          10 Year............    0.125% of the MGAB Charge Base*(0.50% annually)
          20 Year............    0.125% of the MGAB Charge Base (0.50% annually)

     Minimum Guaranteed Income Benefit (MGIB) rider
          MGIB Base Rate         Quarterly Charge
          --------------         ----------------
          7%.................    0.125% of the MGIB Base*  (0.50% annually)

     Minimum Guaranteed Withdrawal Benefit (MGWB) rider
          Quarterly Charge
          ----------------
          0.125% of the MGWB Eligible Payment Amount* (0.50% annually)

     * See prospectus for a description.

Each investment portfolio has charges for investment management fees and other expenses. These charges, which vary by investment portfolio, currently range from 0.56% to 1.75% annually (see following table) of the portfolio's average daily net asset balance.

If you withdraw money from your Contract, or if you begin receiving annuity payments, we may deduct a premium tax of 0%-3.5% to pay to your state.

We deduct a surrender charge if you surrender your Contract or withdraw an amount exceeding the free withdrawal amount. The free withdrawal amount in any year is 10% of your contract value on the date of the withdrawal less any prior withdrawals during that contract year. The following table shows the schedule of the surrender charge that will apply. The surrender charge is a percent of each premium payment withdrawn.

108199                            4                      PREMIUM PLUS PROFILE

     COMPLETE YEARS ELAPSED       0 | 1 | 2 | 3 | 4 | 5 | 6 | 7 | 8 | 9+
          SINCE PREMIUM PAYMENT     |   |   |   |   |   |   |   |   |
     SURRENDER CHARGE             8%| 8%| 8%| 8%| 7%| 6%| 5%| 3%| 1%| 0%

The following table is designed to help you understand the Contract charges. The "Total Annual Insurance Charges" column is divided into two: one part reflects the maximum mortality and expense risk charge, (based on the Max 7 Enhanced Death Benefit), the asset-based administrative charge, the annual contract administrative charge as 0.05% (based on an average contract value of $77,000), and the highest optional rider charge as 0.75% in most cases, assuming the rider base is equal to the initial premium and the rider base increases by 7% each year. The second part reflects the same insurance charges, but without any rider charges. The "Total Annual Investment Portfolio Charges" column reflects the portfolio charges for each portfolio and are based on actual expenses as of December 31, 1999, except for (i) portfolios that commenced operations during 2000 where the charges have been estimated, and (ii) newly formed portfolios where the charges have been estimated. The column "Total Annual Charges" reflects the sum of the previous two columns. The columns under the heading "Examples" show you how much you would pay under the Contract for a 1-year period and for a 10-year period.

As required by the Securities and Exchange Commission, the examples assume that you invested $1,000 and received a $40 credit in a Contract that earns 5% annually and that you withdraw your money at the end of Year 1 or at the end of Year 10 (based on the Max 7 Enhanced Death Benefit). For Years 1 and 10, the examples show the total annual charges assessed during that time and assume that you have elected the Max 7 Enhanced Death Benefit. For these examples, the premium tax is assumed to be 0%.

108199                            5                      PREMIUM PLUS PROFILE

-------------------------------------------------------------------------------------------------------------------------
                                                                                                   EXAMPLES:
                                                                                                   ---------
                            TOTAL ANNUAL                         TOTAL ANNUAL           TOTAL CHARGES AT THE END OF:
                          INSURANCE CHARGES                         CHARGES              1 YEAR              10 YEARS
                          -----------------                     ---------------     ----------------     ----------------
                          W/ THE      W/O          TOTAL        W/ THE     W/O      W/ THE      W/O      W/ THE      W/O
                          HIGHEST     ANY       INVESTMENT      HIGHEST    ANY      HIGHEST     ANY      HIGHEST     ANY
                           RIDER     RIDER       PORTFOLIO       RIDER    RIDER      RIDER     RIDER      RIDER     RIDER
INVESTMENT PORTFOLIO      CHARGE    CHARGE        CHARGES       CHARGE   CHARGE     CHARGE    CHARGE     CHARGE    CHARGE
-------------------------------------------------------------------------------------------------------------------------
THE GCG TRUST

Liquid Asset               2.70%    1.95%          0.56%        3.26%     2.51%      $114      $106       $370      $296
-------------------------------------------------------------------------------------------------------------------------

Limited Maturity Bond      2.70%    1.95%          0.57%        3.27%     2.52%      $114      $107       $371      $297
-------------------------------------------------------------------------------------------------------------------------
Global Fixed Income        2.70%    1.95%          1.60%        4.30%     3.55%      $125      $117       $463      $397
-------------------------------------------------------------------------------------------------------------------------
Fully Managed              2.70%    1.95%          0.97%        3.67%     2.92%      $118      $111       $408      $337
-------------------------------------------------------------------------------------------------------------------------
Total Return               2.70%    1.95%          0.91%        3.61%     2.86%      $118      $110       $403      $331
-------------------------------------------------------------------------------------------------------------------------
Asset Allocation Growth    2.70%    1.95%          1.01%        3.71%     2.96%      $119      $111       $412      $341
-------------------------------------------------------------------------------------------------------------------------
Equity Income              2.70%    1.95%          0.96%        3.66%     2.91%      $118      $111       $407      $336
-------------------------------------------------------------------------------------------------------------------------
Investors                  2.70%    1.95%          1.01%        3.71%     2.96%      $119      $111       $412      $341
-------------------------------------------------------------------------------------------------------------------------
Value Equity               2.70%    1.95%          0.96%        3.66%     2.91%      $118      $111       $407      $336
-------------------------------------------------------------------------------------------------------------------------
Rising Dividends           2.70%    1.95%          0.96%        3.66%     2.91%      $118      $111       $407      $336
-------------------------------------------------------------------------------------------------------------------------
Diversified Mid-Cap        2.70%    1.95%          1.01%        3.71%     2.96%      $119      $111       $412      $341
-------------------------------------------------------------------------------------------------------------------------
Managed Global             2.70%    1.95%          1.25%        3.95%     3.20%      $121      $114       $433      $364
-------------------------------------------------------------------------------------------------------------------------
Large Cap Value            2.70%    1.95%          1.01%        3.71%     2.96%      $119      $111       $412      $341
-------------------------------------------------------------------------------------------------------------------------
All Cap                    2.70%    1.95%          1.01%        3.71%     2.96%      $119      $111       $412      $341
-------------------------------------------------------------------------------------------------------------------------
Research                   2.70%    1.95%          0.91%        3.61%     2.86%      $118      $110       $403      $331
-------------------------------------------------------------------------------------------------------------------------
Capital Appreciation       2.70%    1.95%          0.96%        3.66%     2.91%      $118      $111       $407      $336
-------------------------------------------------------------------------------------------------------------------------
Growth and Income          2.70%    1.95%          1.11%        3.81%     3.06%      $120      $112       $421      $351
-------------------------------------------------------------------------------------------------------------------------
Capital Growth             2.70%    1.95%          1.05%        3.75%     3.00%      $119      $112       $415      $345
-------------------------------------------------------------------------------------------------------------------------
Strategic Equity           2.70%    1.95%          0.96%        3.66%     2.91%      $118      $111       $407      $336
-------------------------------------------------------------------------------------------------------------------------
Special Situations         2.70%    1.95%          1.11%        3.81%     3.06%      $120      $112       $421      $351
-------------------------------------------------------------------------------------------------------------------------
Mid-Cap Growth             2.70%    1.95%          0.91%        3.61%     2.86%      $118      $110       $403      $331
-------------------------------------------------------------------------------------------------------------------------
Small Cap                  2.70%    1.95%          0.96%        3.66%     2.91%      $118      $111       $407      $336
-------------------------------------------------------------------------------------------------------------------------
Growth                     2.70%    1.95%          1.04%        3.74%     2.99%      $119      $111       $414      $344
-------------------------------------------------------------------------------------------------------------------------
Real Estate                2.70%    1.95%          0.96%        3.66%     2.91%      $118      $111       $407      $336
-------------------------------------------------------------------------------------------------------------------------
Hard Assets                2.70%    1.95%          0.96%        3.66%     2.91%      $118      $111       $407      $336
-------------------------------------------------------------------------------------------------------------------------
Developing World           2.70%    1.95%          1.75%        4.45%     3.70%      $126      $119       $476      $411
-------------------------------------------------------------------------------------------------------------------------

The PIMCO Variable Insurance Trust
PIMCO High Yield Bond      2.70%    1.95%          0.75%        3.45%     2.70%      $116      $108       $388      $315
-------------------------------------------------------------------------------------------------------------------------
PIMCO StocksPLUS
  Growth and Income        2.70%    1.95%          0.65%        3.35%     2.60%      $115      $107       $379      $305
-------------------------------------------------------------------------------------------------------------------------

The Warburg Pincus Trust
International Equity       2.70%    1.95%          1.33%        4.02%     3.27%      $122      $114       $439      $371
-------------------------------------------------------------------------------------------------------------------------

ING Variable Insurance Trust
ING Global Brand
  Names                    2.70%    1.95%          1.23%        3.93%     3.18%      $121      $113       $431      $362
-------------------------------------------------------------------------------------------------------------------------

The Prudential Series Fund
Prudential Jennison        2.70%    1.95%          1.03%        3.73%     2.98%      $119      $111       $413      $343
-------------------------------------------------------------------------------------------------------------------------
SP Jennison International
  Growth                   2.70%    1.95%          1.64%        4.34%     3.59%      $125      $118       $467      $401
-------------------------------------------------------------------------------------------------------------------------

The "Total Annual Investment Portfolio Charges" column above reflects current expense reimbursements for applicable investment portfolios. For more detailed information, see "Fees and Expenses" in the prospectus for the Contract.

108199                            6                      PREMIUM PLUS PROFILE

6.TAXES
Under a qualified Contract, your premiums are generally pre-tax contributions and accumulate on a tax-deferred basis. Premiums and earnings are generally taxed as income when you make a withdrawal or begin receiving annuity payments, presumably when you are in a lower tax bracket.

Under a non-qualified Contract, premiums are paid with after-tax dollars, and any earnings will accumulate tax-deferred. You will be taxed on these earnings, but not on premiums, when you withdraw them from the Contract.

For owners of most qualified Contracts, when you reach age 70 1/2 (or, in some cases, retire), you will be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts at your request.

If you are younger than 59 1/2 when you take money out, in most cases, you will be charged a 10% federal penalty tax on the taxable earnings withdrawn.

7.WITHDRAWALS
You can withdraw your money at any time during the accumulation phase. You may elect in advance to take systematic withdrawals which are described on page. Withdrawals above the free withdrawal amount may be subject to a surrender charge. We will apply a market value adjustment if you withdraw your money from the fixed account more than 30 days before the applicable maturity date. Income taxes and a penalty tax may apply to amounts withdrawn.

8.PERFORMANCE
The value of your Contract will fluctuate depending on the investment performance of the portfolio(s) you choose. The following chart shows average annual total returns for each portfolio that was in operation for the entire year of 1999. These numbers reflect the deduction of the mortality and expense risk charge (based on the Max 7 Enhanced Death Benefit), the asset-based administrative charge, the annual contract fee and the maximum optional benefit rider charge on a rider base that accumulates at 7%, but do not reflect deductions for any surrender charges. If surrender charges were reflected, they would have the effect of reducing performance. Please keep in mind that past performance is not a guarantee of future results.

108199                            7                      PREMIUM PLUS PROFILE

--------------------------------------------------------------------------------
                                                           CALENDAR YEAR
INVESTMENT PORTFOLIO                                     1999          1998
--------------------------------------------------------------------------------
Managed by A I M  Capital Management, Inc.
     Capital Appreciation(1)                            21.65%         9.94%
     Strategic Equity(2)                                52.53%        -1.61%
--------------------------------------------------------------------------------
Managed by Alliance Capital Management L.P.
     Capital Growth(2)                                  22.52%         9.25%
--------------------------------------------------------------------------------
Managed by Baring International Investment Limited
     Developing World(2)                                57.89%            --
     Global Fixed Income                               -10.91%         9.13%
     Hard Assets(2)                                     20.43%       -31.31%
--------------------------------------------------------------------------------
Managed by Capital Guardian Trust Company
     Large Cap Value                                        --            --
     Managed Global(3)                                  59.44%        26.18%
     Small Cap(3)                                       47.05%        18.05%
--------------------------------------------------------------------------------
Managed by Eagle Asset Management, Inc.
     Value Equity                                       -1.96%        -0.93%
--------------------------------------------------------------------------------
Managed by Fidelity Management & Research Company
     Asset Allocation Growth                                 --            --
     Diversified Mid-Cap                                     --            --
--------------------------------------------------------------------------------
Managed by ING Investment Management, LLC
     Limited Maturity Bond                              -1.34%         4.26%
     Liquid Asset                                        2.19%         2.49%
--------------------------------------------------------------------------------
Managed by Janus Capital Corporation
     Growth(2)                                          74.00%        23.75%
     Growth and Income                                      --            --
     Special Situations                                     --            --
--------------------------------------------------------------------------------
Managed by Kayne Anderson Investment Management, LLC
     Rising Dividends                                   13.08%        11.36%
--------------------------------------------------------------------------------
Managed by Massachusetts Financial Services Company
     Mid-Cap Growth                                     74.88%        19.83%
     Research                                           21.23%        20.06%
     Total Return                                        0.84%         8.88%
--------------------------------------------------------------------------------
Managed by The Prudential Investment Corporation
     Real Estate(4)                                     -6.19%       -15.56%
--------------------------------------------------------------------------------
Managed by Salomon Brothers Management, Inc.
     All Cap                                                --            --
     Investors                                              --            --
--------------------------------------------------------------------------------
Managed by T. Rowe Price Associates, Inc.
     Equity Income(2)                                   -3.16%         5.63%
     Fully Managed                                       4.32%         3.31%
--------------------------------------------------------------------------------
Managed By Pacific Investment Management Company
     PIMCO High Yield Bond                               0.49%            --
     PIMCO StocksPLUS Growth and Income                 16.96%            --
--------------------------------------------------------------------------------
Managed by Credit Suisse Asset Management, LLC
     International Equity                               49.80%         2.79%
--------------------------------------------------------------------------------
Managed by ING Investment Management Advisors B.V.
     ING Global Brand Names                                 --            --
--------------------------------------------------------------------------------
Managed by Jennison Associates LLC
     Prudential Jennison                                    --            --
     SP Jennison International Growth                       --            --
--------------------------------------------------------------------------------

-----------------------
     (1)  Prior to April 1, 1999, a different firm managed the Portfolio.
     (2)  Prior to March 1, 1999, a different firm managed the Portfolio.
     (3)  Prior to February 1, 2000, a different firm managed the Portfolio.
     (4)  Prior to May 1, 2000, a different firm managed the Portfolio.

108199                            8                      PREMIUM PLUS PROFILE

9.   DEATH BENEFIT
The death benefit is payable when the first of the following persons dies: the contract owner, joint owner, or annuitant (if a contract owner is not an individual). Assuming you are the contract owner, if you die during the accumulation phase, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit paid depends on the death benefit you have chosen. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death, as well as required claim forms, at our Customer Service Center. If your beneficiary elects to delay receipt of the death benefit until a date after the time of your death, the amount of the benefit payable in the future may be affected. If you die after the annuity start date and you are the annuitant, your beneficiary will receive the death benefit you chose under the annuity option then in effect.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

THE FOLLOWING IS A DESCRIPTION OF THE DEATH BENEFIT OPTIONS FOR CONTRACT OWNERS PURCHASING CONTRACTS AFTER JANUARY __, 2001. IF YOU PURCHASED YOUR CONTRACT PRIOR TO THAT DATE, PLEASE SEE APPENDIX D FOR A DESCRIPTION OF THE CALCULATION OF DEATH BENEFITS APPLICABLE TO YOUR CONTRACT.

You may choose one of the following Death Benefits: (i) the Standard Death Benefit, (ii) the Annual Ratchet Enhanced Death Benefit, (iii) the (7% Solution Enhanced Death Benefit or (iv) the Max 7 Enhanced Death Benefit. The Annual Ratchet Enhanced Death Benefit , the 7% Solution Enhanced Death Benefit, and the Max 7 Enhanced Death Benefit are available only if the contract owner or the annuitant (if the contract owner is not an individual) is not more than 79 years old at the time of purchase. The Annual Ratchet, 7% Solution, and Max 7 Enhanced Death Benefits may not be available where a Contract is held by joint owners.

Base Death Benefit. We use the Base Death Benefit to help determine the minimum death benefit payable under each of the Enhanced Death Benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

    1) the contract value minus any credits added within 1 year prior to death; and

    2) the cash surrender value.

The STANDARD DEATH BENEFIT equals the SUM of 1) and 2), less 3) where:

    1) is the contract value allocated to Special Funds;

    2) is the Standard Minimum Guaranteed Death Benefit for amounts allocated to non-Special Funds as further described in the prospectus; and

    3) is any credits added within 1 year prior to death.

ENHANCED DEATH BENEFIT OPTIONS. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Base Death Benefit and the Enhanced Death Benefit option elected. For purposes of calculating the Enhanced Death Benefits, certain investment portfolios and the Fixed Account are designated as "Special Funds". In addition to the Fixed Account, the investment portfolios designated currently as Special Funds are the Liquid Asset Portfolio and the Limited Maturity Bond Portfolio. Selecting a Special Fund may limit or reduce the enhanced death benefit. You will automatically receive the Standard Death Benefit unless you elect one of the enhanced death benefit options. The enhanced death benefit options are available only at the time you purchase your Contract. The enhanced death benefit options are not available where a Contract is owned by joint owners. Once you choose a death benefit, it cannot be changed. We may in the future stop or suspend offering any of the enhanced death benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the enhanced death benefit. The MGWB rider may also affect the death benefit. See "Minimum Guaranteed Withdrawal Benefit (MGWB) Rider -- Death Benefit during Automatic Periodic Benefit Status."

Each of the enhanced death benefit options is based on a minimum guaranteed death benefit for that option. Please see "Death Benefit Choices" in the prospectus for details on the calculation of the minimum

108199                            9                      PREMIUM PLUS PROFILE
guaranteed death benefit for each enhanced death benefit and further details on the effect of withdrawals and transfers on the calculation of the enhanced death benefits.

The ANNUAL RATCHET ENHANCED DEATH BENEFIT equals the greater of:

    1) the Standard Death Benefit; and

    2) the sum of the contract value allocated to Special Funds and the Annual Ratchet Minimum Guaranteed Death Benefit for amounts allocated to Non-Special Funds, less any credits added within 1 year prior to death as further described in the prospectus.

The 7% SOLUTION ENHANCED DEATH BENEFIT,  equals the GREATER of:

    1) the Standard Death Benefit; and

    2) the sum of the contract value allocated to Special Funds and the 7% Solution Minimum Guaranteed Death Benefit for amounts allocated to Non-Special Funds, less any credits added within 1 year prior to death as further described in the prospectus.

The MAX 7 ENHANCED DEATH BENEFIT equals the greater of the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit. Under this benefit option, the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit are calculated in the same manner as if each were the elected benefit.

Note:     In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

We may, with 30 days notice to you, designate any investment portfolio as a Special Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Keep in mind that selecting a Special Fund may limit or reduce the Enhanced Death Benefit.

For the period during which a portion of the contract value is allocated to a Special Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during the period contract value is allocated to a Special Fund.


10.    OTHER INFORMATION
  FREE LOOK. If you cancel the Contract within 10 days after you receive it, you will receive a refund of the adjusted contract value. We determine your contract value at the close of business on the day we receive your written refund request. For purposes of the refund during the free look period, (i) we adjust your contract value for any market value adjustment (if you have invested in the fixed account), (ii) then we exclude any credit initially applied, and (iii) then we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios and the potential positive or negative effect of the market value adjustment, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium, excluding any credit, (rather than the contract value) in which case you will not be subject to investment risk during the free look period. Also, in some states, you may be entitled to a longer free look period.

  TRANSFERS AMONG INVESTMENT PORTFOLIOS AND THE FIXED ACCOUNT. You can make transfers among your investment portfolios and your investment in the fixed account as frequently as you wish without any current tax implications. The minimum amount for a transfer is $100. There is currently no charge for transfers, and we do not limit the number of transfers allowed. The Company may, in the future, charge a $25 fee for any transfer after the twelfth transfer in a contract year or limit the number of transfers allowed. Keep in mind that if you transfer or otherwise withdraw your money from the fixed account more than 30 days before the applicable maturity date, we will apply a market value adjustment. A market value

108199                            10                      PREMIUM PLUS PROFILE
adjustment could increase or decrease your contract value and/or the amount you transfer or withdraw. Keep in mind that transfers between Special Funds and Non-Special Funds will impact your death benefit and benefits under an optional benefit rider, if any.
Also, a transfer to a Restricted Fund will not be permitted to the extent that it would increase the contract value in the Restricted Fund to more than the applicable limits following the transfer. Transfers from Restricted Funds are not limited. If the result of multiple transfers is to lower the percentage of total contract value in the Restricted Fund, the reallocation will be permitted even if the percentage of contract value in the Restricted Fund is greater than the limit.

  NO PROBATE. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate. See "Federal Tax Considerations -- Taxation of Death Benefit Proceeds" in the prospectus for the Contract.

  OPTIONAL RIDERS. Subject to state availability, you may purchase one of three optional benefit riders for an additional charge. You may not add more than one of these three riders to your Contract. There is a separate charge for each rider. Once elected, the riders generally may not be cancelled. This means once added the rider may not be removed and charges will be assessed regardless of the performance of your Contract.

The following describes the optional riders for contract owners purchasing Contracts after January __, 2001. If you purchased your Contract prior to that date, please see Appendix E for a description of the calculation of the optional rider benefits applicable under your Contract.

     Minimum Guaranteed Accumulation Benefit (MGAB) Rider. The MGAB is an optional benefit which offers you the ability to receive a one-time adjustment to your contract value in the event your contract value on a specified date is below the MGAB rider guarantee. When added at issue, the MGAB rider guarantees that your contract value will at least equal your initial premium payment plus credits at the end of ten years, or, at least equal two times your initial premium payment plus credits at the end of twenty years, depending on the waiting period you select, reduced pro rata for withdrawals and certain transfers. The MGAB rider offers a ten-year option and a twenty-year option, of which you may purchase only one. Investment in Special Funds may limit or reduce the benefits provided under the rider. As is more fully described in the prospectus, rider benefits are generally based on the contract value for allocations to Special Funds. The MGAB rider may offer you protection in the event of a lower contract value that may result from unfavorable investment performance of your Contract. There are exceptions, conditions, eligibility requirements, and important considerations associated with the MGAB rider. See "Optional Riders" in the prospectus for more complete information.

     Minimum Guaranteed Income Benefit (MGIB) Rider. The MGIB rider is an optional benefit which guarantees a minimum amount of income that will be available to you upon annuitization, regardless of fluctuating market conditions. Ordinarily, the amount of income that will be available to you upon annuitization is based upon your contract value, the annuity option you selected and the guaranteed or then current income factors in effect. If you purchase the MGIB rider, the minimum amount of income that will be available to you upon annuitization on the MGIB Benefit Date is the greater of the amounts that are ordinarily available to you under your Contract and the MGIB annuity benefit, which is based on your MGIB Base, the MGIB annuity option you selected and the MGIB guaranteed income factors specified in your rider. Your MGIB Base generally depends on the amount of premiums you pay during the first five contract years after you purchase the rider, the credit(s) applied, and when you pay the premiums, accumulated at the MGIB rate, less adjustments for withdrawals and transfers. Investment in Special Funds may limit or reduce the benefits provided under the rider. As is more fully described in the prospectus, rider benefits are generally based on the contract value for allocations to
   Special Funds.   There are exceptions, conditions, eligibility
   requirements, and important considerations associated with the MGIB rider. You should read the prospectus for more complete information.

     Minimum Guaranteed Withdrawal Benefit (MGWB) Rider. The MGWB rider is an optional benefit which guarantees that you will receive annual periodic payments, which, when added together, equal all premium payments and credits paid during the first two contract years, less adjustments for any prior withdrawals and adjusted by transfers to Special Funds. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. (Of course, any applicable income and penalty taxes will apply to amounts withdrawn.) Your original Eligible Payment Amount is

108199                            11                      PREMIUM PLUS PROFILE
   your premium payments and credits received during the first two contract years. Withdrawals that you make in excess of the above periodic payment amount may substantially reduce the guarantee. Investment in Special Funds may limit or reduce the benefits provided under the rider. As is more fully described in the prospectus, rider benefits are generally based on the contract value for allocations to Special
   Funds. There are exceptions, conditions, eligibility requirements, and important considerations associated with the MGWB rider. You should read the prospectus for more complete information.

ADDITIONAL FEATURES. This Contract has other features you may be interested in. These include:

     Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in the investment portfolios each month. It may give you a lower average cost per unit over time than a single one-time purchase. Dollar cost averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. This option is currently available only if you have $1,200 or more in the Limited Maturity Bond or the Liquid Asset investment portfolios or in the fixed account with either a 6-month or 1-year guaranteed interest period. Transfers from the fixed account under this program will not be subject to a market value adjustment. If you invest in Restricted Funds, your ability to dollar cost average may be limited. Please see "Transfers Among Your Investments" in the prospectus for more complete information.

     Systematic Withdrawals. During the accumulation phase, you can arrange to have money sent to you at regular intervals throughout the year. Within limits these withdrawals will not result in any surrender charge. Withdrawals from your money in the fixed account under this program are not subject to a market value adjustment. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. . If you invest in Restricted Funds, your systematic withdrawals may be affected. Please see "Withdrawals" in the prospectus for more complete information.

     Automatic Rebalancing. If your contract value is $10,000 or more, you may elect to have the Company automatically readjust the money between your investment portfolios periodically to keep the blend you select. Investments in the fixed account are not eligible for automatic rebalancing. If you invest in Restricted Funds, automatic rebalancing may be affected. Please see "Transfers Among Your Investments" in the prospectus for more complete information.


11.    INQUIRIES
If you need more information after reading this profile and the prospectus, please contact us at:

  CUSTOMER SERVICE CENTER
  P.O. BOX 2700
  WEST CHESTER, PENNSYLVANIA  19380
  (800) 366-0066

or your registered representative.


108199                            12                      PREMIUM PLUS PROFILE

                   This page intentionally left blank.

--------------------------------------------------------------------------------
 GOLDEN AMERICAN LIFE INSURANCE COMPANY
 SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

       DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY PROSPECTUS
                      GOLDENSELECT  PREMIUM PLUS/R/
--------------------------------------------------------------------------------

                                                                , 2000
     This prospectus describes GoldenSelect Premium Plus, a group and individual deferred variable annuity contract (the "Contract") offered by Golden American Life Insurance Company ("Golden American," the "Company," "we" or "our"). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").

     The Contract provides a means for you to invest your premium payments and credits in one or more of 32 mutual fund investment portfolios. You may also allocate premium payments and credits to our Fixed Account with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Account. The investment portfolios available under your Contract and the portfolio managers are listed on the back of this cover.

     We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We set the interest rates periodically. We will not set the interest rate to be less than a minimum annual rate of 3%. You may choose guaranteed interest periods of 6 months, and 1, 3, 5, 7 and 10 years. The interest earned on your money as well as your principal is guaranteed as long as you hold them until the maturity date. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a market value adjustment ("Market Value Adjustment").
  A Market Value Adjustment could increase or decrease your contract value and/or the amount you take out. You bear the risk that you may receive less than your principal if we take a Market Value Adjustment. For Contracts sold in some states, not all Fixed Interest Allocations or subaccounts are available. You have a right to return a Contract within 10 days after you receive it for a refund of the adjusted contract value less credits we added (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states and in certain situations.

     This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information ("SAI"), dated, 2000, has been filed with the Securities and Exchange Commission ("SEC"). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 2700, West Chester, Pennsylvania 19380 or call (800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
  DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
  OFFENSE.

  AN INVESTMENT IN THE SUBACCOUNTS THROUGH THE GCG TRUST, THE PIMCO VARIABLE INSURANCE TRUST, THE WARBURG PINCUS TRUST, ING VARIABLE INSURANCE TRUST OR THE PRUDENTIAL SERIES FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY ANY BANK OR BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

  THIS PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE GCG TRUST, THE PIMCO VARIABLE INSURANCE TRUST, THE WARBURG PINCUS TRUST, ING VARIABLE INSURANCE TRUST AND THE PRUDENTIAL SERIES FUND.

--------------------------------------------------------------------------------
THE INVESTMENT PORTFOLIOS AND THE MANAGERS ARE LISTED ON THE BACK OF THIS COVER.
--------------------------------------------------------------------------------

PP4-108199

     The investment portfolios available under your Contract and the portfolio managers are:

               A I M CAPITAL MANAGEMENT, INC.
                    Capital Appreciation Series
                    Strategic Equity Series
               ALLIANCE CAPITAL MANAGEMENT L. P.
                    Capital Growth Series
               BARING INTERNATIONAL INVESTMENT LIMITED (AN AFFILIATE)
                    Developing World Series
                    Global Fixed Income Series
                    Hard Assets Series
               CAPITAL GUARDIAN TRUST COMPANY
                    Large Cap Value Series
                    Managed Global Series
                    Small Cap Series
               EAGLE ASSET MANAGEMENT, INC
                    Value Equity Series
               FIDELITY MANAGEMENT & RESEARCH COMPANY
                    Asset Allocation Growth Series
                    Diversified Mid-Cap Series
               ING INVESTMENT MANAGEMENT, LLC (AN AFFILIATE)
                    Limited Maturity Bond Series
                    Liquid Asset Series
               JANUS CAPITAL CORPORATION
                    Growth Series
                    Growth and Income Series
                    Special Situations Series
               KAYNE ANDERSON INVESTMENT MANAGEMENT, LLC
                    Rising Dividends Series
               MASSACHUSETTS FINANCIAL SERVICES COMPANY
                    Mid-Cap Growth Series
                    Research Series
                    Total Return Series
               THE PRUDENTIAL INVESTMENT CORPORATION
                    Real Estate Series
               SALOMON BROTHERS ASSET MANAGEMENT, INC
                    All Cap Series
                    Investors Series
               T. ROWE PRICE ASSOCIATES, INC.
                    Equity Income Series
                    Fully Managed Series
               PACIFIC INVESTMENT MANAGEMENT COMPANY
                    PIMCO High Yield Bond Portfolio
                    PIMCO StocksPLUS Growth and Income Portfolio
               CREDIT SUISSE ASSET MANAGEMENT, LLC
                    International Equity Portfolio
               ING INVESTMENT MANAGEMENT ADVISORS B.V. (AN AFFILIATE)
                    ING Global Brand Names Fund
               JENNISON ASSOCIATES LLC
                    Prudential Jennison Portfolio
                    SP Jennison International Growth Portfolio

      The above mutual fund investment portfolios are purchased and held by corresponding divisions of our Separate Account B. We refer to the divisions as "subaccounts" and the money you place in the Fixed Account's guaranteed interest periods as "Fixed Interest Allocations" in this prospectus.

PP4-108199

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                              PAGE

  Index of Special Terms                                         1
  Fees and Expenses                                              2
  Performance Information                                       10
     Accumulation Unit                                          10
     Net Investment Factor                                      10
     Condensed Financial Information                            10
     Financial Statements                                       10
     Performance Information                                    10
  Golden American Life Insurance Company                        11
  The Trusts                                                    12
  Golden American Separate Account B                            12
  The Investment Portfolios                                     13
     Investment Objectives                                      13
     Investment Management Fees                                 16
     Restricted Funds
  The Fixed Interest Allocation                                 17
     Selecting a Guaranteed Interest Period                     17
     Guaranteed Interest Rates                                  18
     Transfers from a Fixed Interest Allocation                 18
     Withdrawals from a Fixed Interest Allocation               19
     Market Value Adjustment                                    19
  Special Funds                                                 20
  The Annuity Contract                                          20
     Contract Date and Contract Year                            20
     Annuity Start Date                                         20
     Contract Owner                                             20
     Annuitant                                                  21
     Beneficiary                                                21
     Purchase and Availability of the Contract                  22
     Crediting of Premium Payments                              22
     Additional Credit to Premium                               23
     Administrative Procedures                                  24
     Contract Value                                             24
     Cash Surrender Value                                       25
     Surrendering to Receive the Cash Surrender Value           25
     The Subaccounts                                            25
     Addition, Deletion or Substitution of Subaccounts and
       Other Changes                                            25
     The Fixed Account                                          25
     Optional Riders                                            25
     Rider Date                                                 26
     Special Funds                                              26
     No Cancellation                                            26
     Termination                                                26
     Minimum Guaranteed Accumulation Benefit Rider              26
     Minimum Guaranteed Income Benefit Rider                    28
     Minimum Guaranteed Withdrawal Benefit Rider                31
     Other Contracts                                            33
     Other Important Provisions                                 33

PP4-108199                          i

--------------------------------------------------------------------------------
                        TABLE OF CONTENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                              PAGE

  Withdrawals                                                   33
     Regular Withdrawals                                        34
     Systematic Withdrawals                                     34
     IRA Withdrawals                                            35
  Transfers Among Your Investments                              36
     Transfers by Third Parties                                 37
     Dollar Cost Averaging                                      37
     Automatic Rebalancing                                      37
  Death Benefit Choices                                         37
     Death Benefit During the Accumulation Phase                37
     Standard Death Benefit                                     38
     Enhanced Death Benefits                                    38
     Death Benefit During the Income Phase                      39
     Continuation after Death -- Spouse                         39
     Continuation after Death -- Non Spouse                     39
     Required Distributions upon Contract Owner's Death         40
  Charges and Fees                                              40
     Charge Deduction Subaccount                                40
     Charges Deducted from the Contract Value                   41
     Surrender Charge                                           41
     Waiver of Surrender Charge for Extended Medical Care       41
     Free Withdrawal Amount                                     41
     Surrender Charge for Excess Withdrawals                    41
     Premium Taxes                                              42
     Administrative Charge                                      42
     Transfer Charge                                            42
     Charges Deducted from the Subaccounts                      42
     Mortality and Expense Risk Charge                          42
     Asset-Based Administrative Charge                          42
     Optional Rider Charges                                     42
     Trust Expenses                                             43
  The Annuity Options                                           44
     Annuitization of Your Contract                             44
     Selecting the Annuity Start Date                           44
     Frequency of Annuity Payments                              45
     The Annuity Options                                        45
     Income for a Fixed Period                                  45
     Income for Life with a Period Certain                      45
     Joint Life Income                                          45
     Annuity Plan                                               45
     Payment When Named Person Dies                             45
  Other Contract Provisions                                     46
     Reports to Contract Owners                                 46
     Suspension of Payments                                     46
     In Case of Errors in Your Application                      46
     Assigning the Contract as Collateral                       46
     Contract Changes-Applicable Tax Law                        46
     Free Look                                                  46

PP4-108199                          ii

--------------------------------------------------------------------------------
                        TABLE OF CONTENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                              PAGE

     Group or Sponsored Arrangements                            47
     Selling the Contract                                       47
  Other Information                                             48
     Voting Rights                                              48
     State Regulation                                           48
     Legal Proceedings                                          48
     Legal Matters                                              48
     Experts                                                    48
  Federal Tax Considerations                                    48
  More Information About Golden American                        54
  Financial Statements of Golden American Life Insurance
    Company                                                     74
  Statement of Additional Information
     Table of Contents                                         105
  Appendix A
     Condensed Financial Information                            A1
  Appendix B
     Market Value Adjustment Examples                           B1
  Appendix C
     Surrender Charge for Excess Withdrawals Example            C1
  Appendix D
     Death Benefits for Existing Contract Owners                D1
  Appendix E
     Optional Rider Benefits for Existing Contract Owners       E1


PP4-108199                          iii

                   This page intentionally left blank.

--------------------------------------------------------------------------------
                         INDEX OF SPECIAL TERMS
--------------------------------------------------------------------------------

The following special terms are used throughout this prospectus.
Refer to the page(s) listed for an explanation of each term:

SPECIAL TERM                          PAGE
Accumulation Unit                      10
Annual Ratchet Enhanced Death Benefit  38
Annuitant                              21
Annuity Start Date                     20
Cash Surrender Value                   24
Max 7 Enhanced Death Benefit           38
Contract Date                          20
Contract Owner                         20
Contract Value                         24
Contract Year                          20
Fixed Interest Allocation              17
Free Withdrawal Amount                 41
Market Value Adjustment                19
Net Investment Factor                  10

Non-Special Fund                       26
Restricted Fund

Rider Date                             38
7% Solution Enhanced Death Benefit     20
Special Fund                           38
Standard Death Benefit


The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the
Contract:

TERM USED IN THIS PROSPECTUS          CORRESPONDING TERM USED IN THE
                                      CONTRACT
Accumulation Unit Value               Index of Investment Experience
Annuity Start Date                    Annuity Commencement Date
Contract Owner                        Owner or Certificate Owner
Contract Value                        Accumulation Value
Transfer Charge                       Excess Allocation Charge
Fixed Interest Allocation             Fixed Allocation
Free Look Period                      Right to Examine Period
Guaranteed Interest Period            Guarantee Period
Subaccount(s)                         Division(s)
Net Investment Factor                 Experience Factor
Regular Withdrawals                   Conventional Partial Withdrawals
Withdrawals                           Partial Withdrawals

PP4-108199                          1

--------------------------------------------------------------------------------
                            FEES AND EXPENSES
--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES*

   Surrender Charge:

     COMPLETE YEARS ELAPSED       0 | 1 | 2 | 3 | 4 | 5 | 6 | 7 | 8 | 9+
          SINCE PREMIUM PAYMENT     |   |   |   |   |   |   |   |   |
     SURRENDER CHARGE             8%| 8%| 8%| 8%| 7%| 6%| 5%| 3%| 1%| 0%

   Transfer Charge.............................   None**

   * If you invested in a Fixed Interest Allocation, a Market Value Adjustment may apply to certain transactions. This may increase or decrease your contract value and/or your transfer or surrender amount.
   ** We may in the future charge $25 per transfer if you make more than 12 transfers in a contract year.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE*

   Administrative Charge.......................   $40

   (We waive this charge if the total of your premium payments is $100,000 or more or if your contract value at the end of a contract year is $100,000 or more.)

   * We deduct this charge on each contract anniversary and on surrender.

SEPARATE ACCOUNT ANNUAL CHARGES*

-----------------------------------------------------------------------------------------------
                                             STANDARD                ENHANCED DEATH BENEFIT
                                          DEATH BENEFIT   ANNUAL RATCHET   7% SOLUTION   MAX 7
-----------------------------------------------------------------------------------------------
     Mortality & Expense Risk Charge......    1.30%           1.55%           1.65%      1.75%
     Asset-Based Administrative Charge....    0.15%           0.15%           0.15%      0.15%
                                              -----           -----           -----      -----
             Total........................    1.45%           1.70%           1.80%      1.90%
-----------------------------------------------------------------------------------------------

   *As a percentage of average daily assets in each subaccount.  The
      Separate Account Annual Charges are deducted daily.

OPTIONAL RIDER CHARGES*

     Minimum Guaranteed Accumulation Benefit rider:
          Waiting Period      Quarterly Charge
          --------------      ----------------
          10 Year..........   0.125% of the MGAB Charge Base(1) (0.50% annually)
          20 Year..........   0.125% of the MGAB Charge Base    (0.50% annually)

     Minimum Guaranteed Income Benefit rider:
          MGIB Base Rate      Quarterly Charge
          --------------      ----------------
          7%...............   0.125% of the MGIB Base(2)  (0.50% annually)

     Minimum Guaranteed Withdrawal Benefit rider:
          Quarterly Charge
          ----------------
          0.125% of the MGWB Eligible Payment Amount(3)    (0.50% annually)


     * We deduct optional rider charges from the subaccounts in which you are invested on each quarterly contract anniversary and pro rata on termination of the Contract; if the value in the subaccounts is insufficient, the optional rider charges will be deducted from the Fixed Interest Allocation nearest maturity.

PP4-108199                          2

   (1)The MGAB Charge Base is the total of premiums and credits added during the two year period commencing on the rider date if you purchase the rider on the contract date, or, your contract value on the rider date plus premiums and credits added during the two year period commencing on the rider date if you purchased the rider after the contract date, reduced pro rata for all withdrawals taken while the MGAB rider is in effect, and reduced pro rata for transfers made during the three year period before the MGAB Benefit Date. The MGAB Charge Base is tracked separately for Special and Non-Special Funds, based on initial allocation of premium (or contract value), subsequent allocation of eligible premium, withdrawals and transfers. Withdrawals and transfers may reduce the Charge Base by more than the amount withdrawn or transferred.
   (2)The MGIB Charge Base generally depends on the amount of premiums you pay during the first five contract years after you purchase the rider, and the credit(s) applied, when you pay the premiums, and less a pro rata deduction for any withdrawal made while the MGIB rider is in effect. The MGIB Charge Base is tracked separately for Special and Non-Special Funds, based on initial allocation of premium (or contract value), subsequent allocation of eligible premium, withdrawals and transfers. Withdrawals and transfers between Special and Non-Special Funds may reduce the MGIB Charge Base by more than the amount withdrawn or transferred.

   (3)The MGWB Eligible Payment Amount is (i) the total of premiums and credit paid during the 2-year period commencing on the rider date if you purchase the rider on the contract date; or
      (ii) your contract value on the rider date plus subsequent premiums and credits received during the two-year period commencing on the rider date.


THE GCG TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):

--------------------------------------------------------------------------------
                                 MANAGEMENT           OTHER             TOTAL
PORTFOLIO                          FEE(1)          EXPENSES(2)       EXPENSES(3)
--------------------------------------------------------------------------------
Liquid Asset                        0.56%              0.00%             0.56%
--------------------------------------------------------------------------------
Limited Maturity Bond               0.56%              0.01%             0.57%
--------------------------------------------------------------------------------
Global Fixed Income                 1.60%              0.00%             1.60%
--------------------------------------------------------------------------------
Fully Managed                       0.96%              0.01%             0.97%
--------------------------------------------------------------------------------
Total Return                        0.91%              0.00%             0.91%
--------------------------------------------------------------------------------
Asset Allocation Growth             1.00%              0.01%             1.01%
--------------------------------------------------------------------------------
Equity Income                       0.96%              0.00%             0.96%
--------------------------------------------------------------------------------
Investors                           1.00%              0.01%             1.01%
--------------------------------------------------------------------------------
Value Equity                        0.96%              0.00%             0.96%
--------------------------------------------------------------------------------
Rising Dividends                    0.96%              0.00%             0.96%
--------------------------------------------------------------------------------
Diversified Mid-Cap                 1.00%              0.01%             1.01%
--------------------------------------------------------------------------------
Managed Global                      1.25%              0.00%             1.25%
--------------------------------------------------------------------------------
Large Cap Value                     1.00%              0.01%             1.01%
--------------------------------------------------------------------------------
All Cap                             1.00%              0.01%             1.01%
--------------------------------------------------------------------------------
Research                            0.91%              0.00%             0.91%
--------------------------------------------------------------------------------
Capital Appreciation                0.96%              0.00%             0.96%
--------------------------------------------------------------------------------
Growth and Income                   1.10%              0.01%             1.11%
--------------------------------------------------------------------------------
Capital Growth                      1.04%              0.01%             1.05%
--------------------------------------------------------------------------------
Strategic Equity                    0.96%              0.00%             0.96%
--------------------------------------------------------------------------------
Special Situations                  1.10%              0.01%             1.11%
--------------------------------------------------------------------------------
Mid-Cap Growth                      0.91%              0.00%             0.91%
--------------------------------------------------------------------------------
Small Cap                           0.96%              0.00%             0.96%
--------------------------------------------------------------------------------
Growth                              1.04%              0.00%             1.04%
--------------------------------------------------------------------------------
Real Estate                         0.96%              0.00%             0.96%
--------------------------------------------------------------------------------
Hard Assets                         0.96%              0.00%             0.96%
--------------------------------------------------------------------------------
Developing World                    1.75%              0.00%             1.75%
--------------------------------------------------------------------------------

   (1)Fees decline as the total assets of certain combined portfolios increase. See the prospectus for the GCG Trust for more information.

PP4-108199                          3

   (2)Other expenses generally consist of independent trustees fees and certain expenses associated with investing in international markets. Other expenses are based on actual expenses for the year ended December 31, 1999, except for (i) portfolios that commenced operations in 2000 and (ii) newly formed portfolios where the charges have been estimated.
   (3)Total Expenses are based on actual expenses for the fiscal year ended December 31, 1999.


THE PIMCO VARIABLE INSURANCE TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):

--------------------------------------------------------------------------------
                                        MANAGEMENT       OTHER          TOTAL
PORTFOLIO                                 FEE(1)      EXPENSES(1)    EXPENSES(1)
--------------------------------------------------------------------------------
PIMCO High Yield Bond                      0.25%          0.50%          0.75%
PIMCO StocksPLUS Growth and Income         0.40%          0.25%          0.65%
--------------------------------------------------------------------------------

   (1)PIMCO has contractually agreed to reduce total annual portfolio operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.65% and 0.75% for the High Yield Bond and the StocksPLUS Growth and Income Portfolios, respectively, of average daily net assets. Without such reductions, total annual operating expenses for the fiscal year ended December 31, 1999 would have remained unchanged for both Portfolios. Under the Expense Limitation Agreement, PIMCO may recoup any such waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fees expressed are restated as of April 1, 2000.

THE WARBURG PINCUS TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

--------------------------------------------------------------------------------
                               MANAGEMENT            OTHER              TOTAL
PORTFOLIO                         FEE              EXPENSES          EXPENSES(1)
--------------------------------------------------------------------------------
International Equity             1.00%               0.32%              1.32%
--------------------------------------------------------------------------------

     (1) Total expenses are based on actual expenses for the fiscal year ended December 31, 1999.

ING VARIABLE INSURANCE TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

------------------------------------------------------------------------------------------------------------
                                                                         OTHER             TOTAL EXPENSES
                               MANAGEMENT        12B-1 FEE(3)          EXPENSES           AFTER FEE WAIVER
                                FEE AFTER            AFTER           AFTER EXPENSE           AND EXPENSE
PORTFOLIO                   FEE WAIVER(1)(2)      FEE WAIVER      REIMBURSEMENT(1)(2)    REIMBURSEMENT(1)(2)
------------------------------------------------------------------------------------------------------------
ING Global Brand Names            0.30%            0.15%                  0.78%                  1.23%
------------------------------------------------------------------------------------------------------------

   (1)Since the portfolio had not commenced operations as of December 31, 1999, expenses as shown are based on estimates of the portfolio's operating expenses for the portfolio's first fiscal year.
   (2)ING Mutual Funds Management Co. LLC, the investment manager, has entered into an expense limitation contract with the portfolio, under which it will limit expenses of the portfolio as shown, excluding interest, taxes, brokerage, and extraordinary expenses through December 31, 2000. Fee waiver and/or reimbursements by the investment manager may vary in order to achieve such contractually obligated Total Expenses. Without this contract, and based on estimates for the fiscal year ending December 31, 2000, total expenses are estimated to be 2.03% for the portfolio.
   (3)Pursuant to a Plan of Distribution adopted by the portfolio under Rule 12b-1 under the Investment Company Act of 1940, as amended, the portfolio pays its distributor an annual fee of up to 0.25% of average daily net assets attributable to portfolio shares. The distribution fee may be used by the distributor for the purpose of financing any activity which is primarily intended to result in the sale of shares of the portfolio. For more information see the portfolio's Statement of Additional Information.

PP4-108199                          4

THE PRUDENTIAL SERIES FUND ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

--------------------------------------------------------------------------------
                          MANAGEMENT                     OTHER          TOTAL
PORTFOLIO                    FEE        12B-1 FEE(1)   EXPENSES(2)    EXPENSE(2)
--------------------------------------------------------------------------------
Prudential Jennison         0.60%          0.25%          0.18%          1.03%
--------------------------------------------------------------------------------
SP Jennison International   0.85%          0.25%          0.54%          1.64%
   Growth
--------------------------------------------------------------------------------

   (1)The 12b-1 fees for the Prudential Jennison Portfolio and the SP Jennison International Growth Portfolio are imposed to enable the portfolios to recover certain sales expenses, including compensation to broker-dealers, the cost of printing prospectuses for delivery to prospective investors and advertising costs for the portfolio. Over a long period of time, the total amount of 12b-1 fees paid may exceed the amount of sales charges imposed by the product.
   (2)Since the SP Jennison International Portfolio had not commenced operations as of December 31, 1999, expenses as shown are based on estimates of the portfolio's operating expenses for the portfolio's first fiscal year.

The purpose of the foregoing tables is to help you understand the various costs and expenses that you will bear directly and indirectly. See the prospectuses of the GCG Trust, the PIMCO Variable Insurance Trust, Warburg Pincus Trust, ING Variable Insurance Trust and the Prudential Series Fund for additional information on management or advisory fees and in some cases on other portfolio expenses.

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the tables above or in the examples below.

EXAMPLES:
The following four examples are designed to show you the expenses you would pay on a $1,000 investment, plus a credit of $40, that earns 5% annually. Each example assumes election of the Max 7 Enhanced Death Benefit. The examples reflect the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.05% of assets (based on an average contract value of $77,000). In addition, Examples 1 and 2 assume you elected an optional benefit rider with the highest charge 0.75% annually where the rider base is equal to the initial premium and increases by 7% annually, and assume the rider charge is assessed each quarter on a base equal to the hypothetical $1,000 premium increasing at 7% per year (the assumed net rate for Liquid Asset and Limited Maturity Bond portfolios). The annual charge of 0.75% results from the assumption of a 7% annual increase in the rider base but only a 5% earnings increase in the contract value before expenses. Thus, 0.75% represents an annual charge over the 10-year period which is equivalent to an increasing charge of 0.125% per quarter over the same period. If the Standard Death Benefit, the Annual Ratchet Enhanced Death Benefit or 7% Solution Enhanced Death Benefit is elected instead of the Max 7 Enhanced Death Benefit used in the examples, the actual expenses will be less than those represented in the examples. Note that surrender charges may apply if you choose to annuitize your Contract within the first 5 contract years, and under certain circumstances, within the first 9 contract years. Thus, in the event you annuitize your Contract under circumstances which require a surrender charge, you should refer to Examples 1 and 3 below which assume applicable surrender charges.

PP4-108199                          5

Example 1:
If you surrender your Contract at the end of the applicable time period and elected an optional benefit rider with the highest charge, you would pay the following expenses for each $1,000 invested:

   --------------------------------------------------------------
                          1 YEAR   3 YEARS   5 YEARS    10 YEARS
   --------------------------------------------------------------
   THE GCG TRUST

   Liquid Asset            $114      $184      $247       $370
   --------------------------------------------------------------
   Limited Maturity Bond   $114      $185      $248       $371

   --------------------------------------------------------------
   Global Fixed Income     $125      $216      $298       $463
   --------------------------------------------------------------
   Fully Managed           $118      $197      $267       $408
   --------------------------------------------------------------
   Total Return            $118      $195      $264       $403
   --------------------------------------------------------------
   Asset Allocation        $119      $198      $269       $412
   --------------------------------------------------------------
   Equity Income           $118      $197      $267       $407
   --------------------------------------------------------------
   Investors               $119      $198      $269       $412
   --------------------------------------------------------------
   Value Equity            $118      $197      $267       $407
   --------------------------------------------------------------
   Rising Dividends        $118      $197      $267       $407
   --------------------------------------------------------------
   Diversified Mid-Cap     $119      $198      $269       $412
   --------------------------------------------------------------
   Managed Global          $121      $205      $281       $433
   --------------------------------------------------------------
   Large Cap Value         $119      $198      $269       $412
   --------------------------------------------------------------
   All Cap                 $119      $198      $269       $412
   --------------------------------------------------------------
   Research                $118      $195      $264       $403
   --------------------------------------------------------------
   Capital Appreciation    $118      $197      $267       $407
   --------------------------------------------------------------
   Growth and Income       $120      $201      $274       $421
   --------------------------------------------------------------
   Capital Growth          $119      $199      $271       $415
   --------------------------------------------------------------
   Strategic Equity        $118      $197      $267       $407
   --------------------------------------------------------------
   Special Situations      $120      $201      $274       $421
   --------------------------------------------------------------
   Mid-Cap Growth          $118      $195      $264       $403
   --------------------------------------------------------------
   Small Cap               $118      $197      $267       $407
   --------------------------------------------------------------
   Growth                  $119      $199      $271       $414
   --------------------------------------------------------------
   Real Estate             $118      $197      $267       $407
   --------------------------------------------------------------
   Hard Assets             $118      $197      $267       $407
   --------------------------------------------------------------
   Developing World        $126      $220      $305       $476
   --------------------------------------------------------------

   THE PIMCO TRUST
   PIMCO High Yield Bond   $116      $190      $256       $388
   --------------------------------------------------------------
   PIMCO StocksPLUS
     Growth and Income     $115      $187      $252       $379
   --------------------------------------------------------------

   THE WARBURG PINCUS TRUST
   International Equity    $122      $207      $284       $439
   --------------------------------------------------------------

   ING VARIABLE INSURANCE TRUST
   ING Global Brand Names  $121      $205      $280       $431
   --------------------------------------------------------------

   PRUDENTIAL SERIES FUND
   Prudential Jennison     $119      $199      $270       $413
   --------------------------------------------------------------
   SP Jennison
     International Growth  $125      $217      $299       $467
   --------------------------------------------------------------

PP4-108199                          6

Example 2:
If you do not surrender your Contract at the end of the applicable time period and elected an optional benefit rider with the highest charge, you would pay the following expenses for each $1,000 invested:

   --------------------------------------------------------------
                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
   --------------------------------------------------------------
    THE GCG TRUST

    Liquid Asset              $34       $104      $177      $370
   --------------------------------------------------------------
    Limited Maturity Bond     $34       $105      $178      $371

   --------------------------------------------------------------
    Global Fixed Income       $45       $136      $228      $463
   --------------------------------------------------------------
    Fully Managed             $38       $117      $197      $408
   --------------------------------------------------------------
    Total Return              $38       $115      $194      $403
   --------------------------------------------------------------
    Asset Allocation          $39       $118      $199      $412
   --------------------------------------------------------------
    Equity Income             $38       $117      $197      $407
   --------------------------------------------------------------
    Investors                 $39       $118      $199      $412
   --------------------------------------------------------------
    Value Equity              $38       $117      $197      $407
   --------------------------------------------------------------
    Rising Dividends          $38       $117      $197      $407
   --------------------------------------------------------------
    Diversified Mid-Cap       $39       $118      $199      $412
   --------------------------------------------------------------
    Managed Global            $41       $125      $211      $433
   --------------------------------------------------------------
    Large Cap Value           $39       $118      $199      $412
   --------------------------------------------------------------
    All Cap                   $39       $118      $199      $412
   --------------------------------------------------------------
    Research                  $38       $115      $194      $403
   --------------------------------------------------------------
    Capital Appreciation      $38       $117      $197      $407
   --------------------------------------------------------------
    Growth and Income         $40       $121      $204      $421
   --------------------------------------------------------------
    Capital Growth            $39       $119      $201      $415
   --------------------------------------------------------------
    Strategic Equity          $38       $117      $197      $407
   --------------------------------------------------------------
    Special Situations        $40       $121      $204      $421
   --------------------------------------------------------------
    Mid-Cap Growth            $38       $115      $194      $403
   --------------------------------------------------------------
    Small Cap                 $38       $117      $197      $407
   --------------------------------------------------------------
    Growth                    $39       $119      $201      $414
   --------------------------------------------------------------
    Real Estate               $38       $117      $197      $407
   --------------------------------------------------------------
    Hard Assets               $38       $117      $197      $407
   --------------------------------------------------------------
    Developing World          $46       $140      $235      $476
   --------------------------------------------------------------

    THE PIMCO VARIABLE INSURANCE TRUST
    PIMCO High Yield Bond     $36       $110      $186      $388
   --------------------------------------------------------------
    PIMCO StocksPLUS
     Growth and Income        $35       $107      $182      $379
   --------------------------------------------------------------

    THE WARBURG PINCUS TRUST
    International Equity      $42       $127      $214      $439
   --------------------------------------------------------------

    ING VARIABLE INSURANCE TRUST
    ING Global Brand Names    $41       $125      $210      $431
   --------------------------------------------------------------

    PRUDENTIAL SERIES FUND
    Prudential Jennison       $39       $119      $200      $413
   --------------------------------------------------------------
    SP Jennison
      International Growth    $45       $137      $229      $467
   --------------------------------------------------------------

PP4-108199                          7

Example 3:
If you surrender your Contract at the end of the applicable time period and did not elect any optional benefit rider, you would pay the following expenses for each $1,000 invested:

   --------------------------------------------------------------
                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
   --------------------------------------------------------------
    THE GCG TRUST
    Liquid Asset              $106      $161      $209      $296
   --------------------------------------------------------------
    Limited Maturity Bond     $107      $162      $209      $297
   --------------------------------------------------------------
    Global Fixed Income       $117      $193      $261      $397
   --------------------------------------------------------------
    Fully Managed             $111      $174      $230      $337
   --------------------------------------------------------------
    Total Return              $110      $172      $227      $331
   --------------------------------------------------------------
    Asset Allocation          $111      $175      $232      $341
   --------------------------------------------------------------
    Equity Income             $111      $174      $229      $336
   --------------------------------------------------------------
    Investors                 $111      $175      $232      $341
   --------------------------------------------------------------
    Value Equity              $111      $174      $229      $336
   --------------------------------------------------------------
    Rising Dividends          $111      $174      $229      $336
   --------------------------------------------------------------
    Diversified Mid-Cap       $111      $175      $232      $341
   --------------------------------------------------------------
    Managed Global            $114      $183      $244      $364
   --------------------------------------------------------------
    Large Cap Value           $111      $175      $232      $341
   --------------------------------------------------------------
    All Cap                   $111      $175      $232      $341
   --------------------------------------------------------------
    Research                  $110      $172      $227      $331
   --------------------------------------------------------------
    Capital Appreciation      $111      $174      $229      $336
   --------------------------------------------------------------
    Growth and Income         $112      $178      $237      $351
   --------------------------------------------------------------
    Capital Growth            $112      $176      $234      $345
   --------------------------------------------------------------
    Strategic Equity          $111      $174      $229      $336
   --------------------------------------------------------------
    Special Situations        $112      $178      $237      $351
   --------------------------------------------------------------
    Mid-Cap Growth            $110      $172      $227      $331
   --------------------------------------------------------------
    Small Cap                 $111      $174      $229      $336
   --------------------------------------------------------------
    Growth                    $111      $176      $233      $344
   --------------------------------------------------------------
    Real Estate               $111      $174      $229      $336
   --------------------------------------------------------------
    Hard Assets               $111      $174      $229      $336
   --------------------------------------------------------------
    Developing World          $119      $198      $269      $411
   --------------------------------------------------------------

    THE PIMCO VARIABLE INSURANCE TRUST
    PIMCO High Yield Bond     $108      $167      $219      $315
   --------------------------------------------------------------
    PIMCO StocksPLUS
     Growth and Income        $107      $164      $214      $305
   --------------------------------------------------------------

    THE WARBURG PINCUS TRUST
    International Equity      $114      $185      $248      $371
   --------------------------------------------------------------

    ING VARIABLE INSURANCE TRUST
    ING Global Brand Names    $113      $182      $243      $362
   --------------------------------------------------------------

    PRUDENTIAL SERIES FUND
    Prudential Jennison       $111      $176      $233      $343
   --------------------------------------------------------------
    SP Jennison
      International Growth    $118      $194      $263      $401
   --------------------------------------------------------------

PP4-108199                          8

Example 4:
If you do not surrender your Contract at the end of the applicable time period and did not elect any optional benefit rider, you would pay the following expenses for each $1,000 invested:

   --------------------------------------------------------------
                             1 YEAR   3 YEARS  5 YEARS   10 YEARS
   --------------------------------------------------------------
    THE GCG TRUST
    Liquid Asset              $26      $ 81      $139      $296
   --------------------------------------------------------------
    Limited Maturity Bond     $27      $ 82      $139      $297
   --------------------------------------------------------------
    Global Fixed Income       $37      $113      $191      $397
   --------------------------------------------------------------
    Fully Managed             $31      $ 94      $160      $337
   --------------------------------------------------------------
    Total Return              $30      $ 92      $157      $331
   --------------------------------------------------------------
    Asset Allocation          $31      $ 95      $162      $341
   --------------------------------------------------------------
    Equity Income             $31      $ 94      $159      $336
   --------------------------------------------------------------
    Investors                 $31      $ 95      $162      $341
   --------------------------------------------------------------
    Value Equity              $31      $ 94      $159      $336
   --------------------------------------------------------------
    Rising Dividends          $31      $ 94      $159      $336
   --------------------------------------------------------------
    Diversified Mid-Cap       $31      $ 95      $162      $341
   --------------------------------------------------------------
    Managed Global            $34      $103      $174      $364
   --------------------------------------------------------------
    Large Cap Value           $31      $ 95      $162      $341
   --------------------------------------------------------------
    All Cap                   $31      $ 95      $162      $341
   --------------------------------------------------------------
    Research                  $30      $ 92      $157      $331
   --------------------------------------------------------------
    Capital Appreciation      $31      $ 94      $159      $336
   --------------------------------------------------------------
    Growth and Income         $32      $ 98      $167      $351
   --------------------------------------------------------------
    Capital Growth            $32      $ 96      $164      $345
   --------------------------------------------------------------
    Strategic Equity          $31      $ 94      $159      $336
   --------------------------------------------------------------
    Special Situations        $32      $ 98      $167      $351
   --------------------------------------------------------------
    Mid-Cap Growth            $30      $ 92      $157      $331
   --------------------------------------------------------------
    Small Cap                 $31      $ 94      $159      $336
   --------------------------------------------------------------
    Growth                    $31      $ 96      $163      $344
   --------------------------------------------------------------
    Real Estate               $31      $ 94      $159      $336
   --------------------------------------------------------------
    Hard Assets               $31      $ 94      $159      $336
   --------------------------------------------------------------
    Developing World          $39      $118      $199      $411
   --------------------------------------------------------------

    THE PIMCO VARIABLE INSURANCE TRUST
    PIMCO High Yield Bond     $28      $ 87      $149      $315
   --------------------------------------------------------------
    PIMCO StocksPLUS
     Growth and Income        $27      $ 84      $144      $305
   --------------------------------------------------------------

    THE WARBURG PINCUS TRUST
    International Equity      $34       $105      $178      $371
   --------------------------------------------------------------

    ING VARIABLE INSURANCE TRUST
    ING Global Brand Names    $33       $102      $173      $362
   --------------------------------------------------------------

    PRUDENTIAL SERIES FUND
    Prudential Jennison       $31       $ 96      $163      $343
   --------------------------------------------------------------
    SP Jennison
      International Growth    $38       $114      $193      $401
   --------------------------------------------------------------


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN SUBJECT TO THE TERMS OF YOUR CONTRACT.

PP4-108199                          9

--------------------------------------------------------------------------------
                         PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

ACCUMULATION UNIT
We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account B has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

THE NET INVESTMENT FACTOR
The Net Investment Factor is an index number which reflects certain charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

    1) We take the net asset value of the subaccount at the end of each business day.

    2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

    3) We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

    4) We then subtract the applicable daily mortality and expense risk charge and the daily asset-based administrative charge from the subaccount.

Calculations for the subaccounts are made on a per share basis.

CONDENSED FINANCIAL INFORMATION
Tables containing (i) the accumulation unit value history of each subaccount of Golden American Separate Account B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in Appendix A Condensed Financial Information.

FINANCIAL STATEMENTS
The audited financial statements of Separate Account B for the year ended December 31, 1999 are included in the Statement of Additional Information. The unaudited consolidated financial statements of Golden American for the six months ended June 30, 2000 and audited consolidated financial statements of Golden American for the years ended December 31, 1999, 1998 and 1997 are included in this prospectus.

PERFORMANCE INFORMATION
From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Asset subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long Separate Account B has been investing in the portfolio. We may show other total returns for periods of less than one year. Total return figures will be based on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period when the separate account first invested in the portfolios, withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. Quotations of average annual return for the Managed Global subaccount take into account the period before September 3, 1996, during which it was

PP4-108199                          10
maintained as a subaccount of
Golden American Separate Account D. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.

Current yield for the Liquid Asset subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Liquid Asset subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period, assuming no surrender and the selection of the Max 7 Enhanced Death Benefit and the MGIB optional benefit rider.

We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and (iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.


--------------------------------------------------------------------------------
                 GOLDEN AMERICAN LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Golden American Life Insurance Company is a Delaware stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. Golden American is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. ("Equitable of Iowa"). Equitable of Iowa is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. Golden American is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. In May 1996, Golden American established a subsidiary, First Golden American Life Insurance Company of New York, which is authorized to sell annuities in New York and Delaware. Golden American's consolidated financial statements appear in this prospectus.

Equitable of Iowa is the holding company for Golden American, Directed Services, Inc., the investment manager of the GCG Trust and the distributor of the Contracts, and other interests. Equitable of Iowa and another ING affiliate own ING Investment Management, LLC, a portfolio manager of the GCG Trust. ING also owns Baring International Investment Limited, another portfolio manager of the GCG Trust and ING Investment Management Advisors B.V., a portfolio manager of the ING Variable Insurance Trust.

Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

PP4-108199                          11

--------------------------------------------------------------------------------
                               THE TRUSTS
--------------------------------------------------------------------------------

The GCG Trust is a mutual fund whose shares are offered to separate accounts funding variable annuity and variable life insurance policies offered by Golden American and other affiliated insurance companies. The GCG Trust may also sell its shares to separate accounts of insurance companies not affiliated with Golden American. Pending SEC approval, shares of the GCG Trust may also be sold to certain qualified pension and retirement plans. The address of the GCG Trust is 1475 Dunwoody Drive, West Chester, PA 19380.

The PIMCO Variable Insurance Trust is also a mutual fund whose shares are available to separate accounts of insurance companies, including Golden American, for both variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The address of the PIMCO Variable Insurance Trust is 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660.

The Warburg Pincus Trust is also a mutual fund whose shares are available to separate accounts of life insurance companies, including Golden American and Equitable Life Insurance Company of Iowa, and to certain qualified and retirement plans. The address of the Warburg Pincus Trust is 153 East 53rd Street, New York, NY 10022.

ING Variable Insurance Trust is also a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by Golden American. Pending SEC approval, shares of ING Variable Insurance Trust may also be sold to variable annuity and variable life insurance policies offered by other insurance companies, both affiliated and unaffiliated with Golden American. The address of ING Variable Insurance Trust is 1475 Dunwoody Drive, West Chester, PA 19380.

The Prudential Series Fund, Inc. is also a mutual fund whose shares are available to separate accounts funding variable annuity and variable life insurance polices offered by The Prudential Insurance Company of America, its affiliated insurers and other life insurance companies not affiliated with Prudential, including Golden American. The address of the Prudential Series Fund is 751 Broad Street, Newark, NJ 07102.

In the event that, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts conflict, we, the Boards of Trustees of the GCG Trust, the PIMCO Variable Insurance Trust, the Warburg Pincus Trust, and the ING Variable Insurance Trust, the Board of Directors of the Prudential Series Fund, and the management of Directed Services, Inc., Pacific Investment Management Company, Credit Suisse Asset Management, LLC, ING Mutual Funds Management Co. LLC, The Prudential Insurance Company of America and any other insurance companies participating in the Trusts will monitor events to identify and resolve any material conflicts that may arise.

YOU WILL FIND COMPLETE INFORMATION ABOUT THE GCG TRUST, THE PIMCO VARIABLE INSURANCE TRUST, THE WARBURG PINCUS TRUST, ING VARIABLE INSURANCE TRUST, AND THE PRUDENTIAL SERIES FUND IN THE ACCOMPANYING PROSPECTUS FOR EACH TRUST. YOU SHOULD READ THEM CAREFULLY BEFORE INVESTING.


--------------------------------------------------------------------------------
                   GOLDEN AMERICAN SEPARATE ACCOUNT B
--------------------------------------------------------------------------------

Golden American Separate Account B ("Separate Account B") was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 as amended (the "1940 Act"). Separate Account B is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account B but such assets are kept separate from our other accounts.

Separate Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of the GCG Trust, the PIMCO Variable Insurance Trust, the Warburg Pincus Trust, the ING Variable Insurance Trust or the Prudential Series Fund. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with

PP4-108199                          12
respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account B. If the assets in Separate Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

We currently offer other variable annuity contracts that invest in Separate Account B but are not discussed in this prospectus. Separate Account B may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see "The Annuity Contract -- Addition, Deletion, or Substitution of Subaccounts and Other Changes."


--------------------------------------------------------------------------------
                        THE INVESTMENT PORTFOLIOS
--------------------------------------------------------------------------------

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios listed in the section below. YOU BEAR THE ENTIRE INVESTMENT RISK FOR AMOUNTS YOU ALLOCATE TO ANY INVESTMENT PORTFOLIO, AND YOU MAY LOSE YOUR PRINCIPAL.

INVESTMENT OBJECTIVES
The investment objective of each investment portfolio is set forth below. You should understand that there is no guarantee that any portfolio will meet its investment objectives. Meeting objectives depends on various factors, including, in certain cases, how well the portfolio managers anticipate changing economic and market conditions. Separate Account B also has other subaccounts investing in other portfolios which are not available to the Contract described in this prospectus. YOU CAN FIND MORE DETAILED INFORMATION ABOUT THE INVESTMENT PORTFOLIOS IN THE PROSPECTUSES FOR THE GCG TRUST, THE PIMCO VARIABLE INSURANCE TRUST, THE WARBURG PINCUS TRUST, ING VARIABLE INSURANCE TRUST AND THE PRUDENTIAL SERIES FUND. YOU SHOULD READ THESE PROSPECTUSES BEFORE INVESTING.


--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO    INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
   THE GCG TRUST
   Liquid Asset         Seeks high level of current income
                        consistent with the preservation of capital and liquidity.

                        Invests primarily in obligations of the
                        U.S. Government and its agencies and
                        instrumentalities, bank obligations,
                        commercial paper and short-term corporate
                        debt securities.  All securities will
                        mature in less than one year.
                        --------------------------------------------------------

   Limited Maturity     Seeks highest current income consistent
     Bond               with low risk to principal and liquidity.
                        Also seeks to enhance its total return
                        through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.

                        Invests primarily in diversified limited
                        maturity debt securities with average
                        maturity dates of five years or shorter and
                        in no cases more than seven years.
                        --------------------------------------------------------

   Global Fixed Income  Seeks high total return.

                        Invests primarily in high-grade fixed
                        income securities, both foreign and
                        domestic.
                        --------------------------------------------------------

PP4-108199                          13

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO    INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
   Fully Managed        Seeks, over the long term, a high total
                        investment return consistent with the
                        preservation of capital and with prudent investment risk.

                        Invests primarily in the common stocks of
                        established companies believed by the
                        portfolio manager to have above-average
                        potential for capital growth.
                        --------------------------------------------------------

   Total Return         Seeks above-average income (compared to a
                        portfolio entirely invested in equity
                        securities) consistent with the prudent
                        employment of capital. Growth of capital and income is a secondary goal.

                        Invests primarily in a combination of
                        equity and fixed income securities.
                        --------------------------------------------------------

   Asset Allocation     Seeks to maximize total return over the
   Growth               long- term by allocating assets among
                        stocks, bonds, short-term instruments and other investments.

                        Allocates investments primarily in a
                        neutral mix over time of 70% of its assets
                        in stocks, 25% of its assets in bonds, and
                        5% of its assets in short-term and money
                        market investments.
                        --------------------------------------------------------

   Equity Income        Seeks substantial dividend income as well
                        as long-term growth of capital.

                        Invests primarily in common stocks of well-
                        established companies paying above-average
                        dividends.
                        --------------------------------------------------------

   Investors            Seeks long-term growth of capital.  Current
                        income is a secondary objective.

                        Invests primarily in equity securities of
                        U.S.  companies and to a lesser degree,
                        debt securities.
                        --------------------------------------------------------

   Value Equity         Seeks capital appreciation.  Dividend
                        income is a secondary objective.

                        Invests primarily in common stocks of
                        domestic and foreign issuers which meet
                        quantitative standards relating to
                        financial soundness and high intrinsic
                        value relative to price.
                        --------------------------------------------------------

   Rising Dividends     Seeks capital appreciation.  A secondary
                        objective is dividend income.

                        Invests in equity securities that meet the
                        following quality criteria: regular
                        dividend increases; 35% of earnings
                        reinvested annually; and a credit rating of
                        "A" to "AAA."
                        --------------------------------------------------------

   Diversified Mid-Cap  Seeks long-term capital growth.

                        Normally invests at least 65% of its total
                        assets in common stocks of companies with
                        medium market capitalizations.
                        --------------------------------------------------------

   Managed Global       Seeks capital appreciation.  Current income
                        is only an incidental consideration.

                        Invests primarily in common stocks traded
                        in securities markets throughout the world.
                        --------------------------------------------------------

   Large Cap Value      Seeks long-term growth of capital and
                        income.

                        Invests primarily in equity and equity-
                        related securities of companies with market
                        capitalization greater than $1 billion.
                        --------------------------------------------------------

   All Cap Seeks capital appreciation through investment in securities which the portfolio manager believes have above-average capital appreciation potential.

                        Invests primarily in equity securities of
                        U.S. companies of any size.
                        --------------------------------------------------------

PP4-108199                          14

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO    INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
   Research             Seeks long-term growth of capital and
                        future income.

                        Invests primarily in common stocks or
                        securities convertible into common stocks
                        of companies believed to have better than
                        average prospects for long-term growth.
                        --------------------------------------------------------

   Capital              Seeks long-term capital growth.
     Appreciation
                        Invests primarily in equity securities
                        believed by the portfolio manager to be
                        undervalued.
                        --------------------------------------------------------

   Growth and Income    Seeks long-term capital growth and current
                        income.

                        Normally invests up to 75% of its assets in
                        equity securities selected primarily for
                        their growth potential and at least 25% of
                        its assets in securities the portfolio
                        manager believes have income potential.
                        --------------------------------------------------------

   Capital Growth       Seeks long-term total return.

                        Invests primarily in common stocks of
                        companies where the potential for change
                        (earnings acceleration) is significant.
                        --------------------------------------------------------

   Strategic Equity     Seeks capital appreciation.

                        Invests primarily in common stocks of
                        medium- and small-sized companies.
                        --------------------------------------------------------

   Special Situations   Seeks capital appreciation.

                        Invests primarily in common stocks selected
                        for their capital appreciation potential.
                        The Portfolio emphasizes "special
                        situation" companies that the portfolio
                        manager believes have been overlooked or
                        undervalued by other investors.
                        --------------------------------------------------------

   Mid-Cap Growth       Seeks long-term growth of capital.

                        Invests primarily in equity securities of
                        companies with medium market capitalization
                        which the portfolio manager believes have
                        above-average growth potential.
                        --------------------------------------------------------

   Small Cap            Seeks long-term capital appreciation.

                        Invests primarily in equity securities of
                        companies that have a total market
                        capitalization within the range of
                        companies in the Russell 2000 Growth Index
                        or the Standard & Poor's Small-Cap 600
                        Index.
                        --------------------------------------------------------

   Growth               Seeks capital appreciation.

                        Invests primarily in common stocks of
                        growth companies that have favorable
                        relationships between price/earnings ratios
                        and growth rates in sectors offering the
                        potential for above-average returns.
                        --------------------------------------------------------

   Real Estate          Seeks capital appreciation.  Current income
                        is a secondary objective.

                        Invests primarily in publicly traded real
                        estate equity securities.
                        --------------------------------------------------------

   Hard Assets          Seeks long-term capital appreciation.

                        Invests primarily in hard asset securities.
                        Hard asset companies produce a commodity
                        which the portfolio manager is able to
                        price on a daily or weekly basis.
                        --------------------------------------------------------

PP4-108199                          15

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO    INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
   Developing World     Seeks capital appreciation.

                        Invests primarily in equity securities of
                        companies in developing or emerging
                        countries.
                        --------------------------------------------------------

   THE PIMCO VARIABLE INSURANCE TRUST
   PIMCO High Yield     Seeks to maximize total return, consistent
     Bond               with preservation of capital and prudent
                        investment management.

                        Invests at least 65% of its assets in a
                        diversified portfolio of junk bonds rated
                        at least B by Moody's Investor Services,
                        Inc. or Standard & Poor's or, if unrated,
                        determined by the portfolio manager to be
                        of comparable quality.
                        --------------------------------------------------------

   PIMCO StocksPLUS     Seeks to achieve a total return which
    Growth and Income   exceeds the total return performance of the
                        S&P 500.

                        Invests primarily in common stocks,
                        options, futures, options on futures and
                        swaps.
                        --------------------------------------------------------

   THE WARBURG PINCUS TRUST
   International        Seeks long-term appreciation.
     Equity
                        Invests primarily in a broadly diversified
                        portfolio of equity securities of companies
                        that have their principal business
                        activities outside of the United States.
                        --------------------------------------------------------

   ING VARIABLE INSURANCE TRUST
   ING Global Brand      Seeks to provide investors with long-term
     Names Fund          capital appreciation.

                        Invests at least 65% of its total assets in
                        equity securities of companies that have a
                        well recognized franchise, a global
                        presence and derive most of their revenues
                        from sales of consumer goods.
                        --------------------------------------------------------

   THE PRUDENTIAL SERIES FUND
   Prudential Jennison  Seeks long-term growth of capital.
                        Invests primarily in companies that have
                        shown growth in earnings and sales, high
                        return on equity and assets or other strong
                        financial data and are also attractively
                        valued in the opinion of the manager.
                        Dividend income from investments will be
                        incidental.
                        --------------------------------------------------------

   SP Jennison           Seeks long-term growth of capital.
   International Growth
                        Invests primarily in equity-related
                        securities of issuers located in at least
                        five different foreign countries.
                        --------------------------------------------------------



INVESTMENT MANAGEMENT FEES
Directed Services, Inc. serves as the overall manager to each portfolio of the GCG Trust. The GCG Trust pays Directed Services a monthly fee for its investment advisory and management services. The monthly fee is based on the average daily net assets of an investment portfolio, and in some cases, the combined total assets of certain grouped portfolios. Directed Services provides or procures, at its own expense, the services necessary for the operation of the portfolio, including retaining portfolio managers to manage the assets of the various portfolios. Directed Services (and not the GCG Trust) pays each portfolio manager a monthly fee for managing the assets of a portfolio, based on the annual rates of the average daily net assets of a portfolio.

PP4-108199                          16

For a list of the
portfolio managers, see the front cover of this prospectus. Directed Services does not bear the expense of brokerage fees and other transactional expenses for securities, taxes (if any) paid by a portfolio, interest on borrowing, fees and expenses of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses.

Pacific Investment Management Company ("PIMCO") serves as investment advisor to each portfolio of the PIMCO Variable Insurance Trust. PIMCO provides the overall business management and administrative services necessary for each portfolio's operation. PIMCO provides or procures, at its own expense, the services and information necessary for the proper conduct of business and ordinary operation of each portfolio. The PIMCO Variable Insurance Trust pays PIMCO a monthly advisory fee and a separate monthly administrative fee per year, each fee based on the average daily net assets of each of the investment portfolios, for managing the assets of the portfolios and for administering the PIMCO Variable Insurance Trust. PIMCO does not bear the expense of brokerage fees and other transactional expenses for securities, taxes (if any) paid by a portfolio, interest on borrowing, fees and expense of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses.

Credit Suisse Asset Management, LLC serves as the investment advisor of the Warburg Pincus Trust. The Warburg Trust pays Credit Suisse Asset Management a monthly advisory fee based on the average daily net assets of the investment portfolio and also procures the services necessary for the operation of its portfolios. The Warburg Trust pays monthly administrative fees to two co-administrators for administrative services, one of which is an affiliate of Credit Suisse Asset Management. The monthly administrative fee is based on the portfolio's average daily net assets. Credit Suisse Asset Management does not bear any portfolio expenses.

ING Mutual Funds Management Co. LLC ("ING MFMC") serves as the overall manager of ING Variable Insurance Trust. ING MFMC supervises all aspects of the Trust's operations and provides investment advisory services to the portfolios of the Trust, including engaging portfolio managers, as well as monitoring and evaluating the management of the assets of each portfolio by its portfolio manager. ING MFMC, as well as each portfolio manager it engages, is a wholly owned indirect subsidiary of ING Groep N.V.

The Prudential Insurance Company of America ("Prudential") and its subsidiary, Prudential Investments Fund Management LLC ("PIFM") serve as the overall investment advisers to the Prudential Series Fund.
Prudential and PIFM are responsible for the management of the Prudential Series Fund and provide investment advice and related services. For the Prudential Jennison Portfolio and SP Jennison International Growth Portfolio, Prudential and PIFM engage Jennison Associates LLC to serve as sub-adviser and to provide day-to-day management. Prudential and PIFM pay the sub-adviser out of the fee they receive from the Prudential Series Fund.

Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, three portfolios deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of shares of the applicable portfolio. For 1999, total portfolio fees and charges ranged from 0.56% to 1.75%. See "Fees and Expenses" in this prospectus.

We may receive compensation from the investment advisors, administrators and distributors or directly from the portfolios in connection with administrative, distribution or other services and cost savings attributable to our services. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract. The compensation paid by advisors, administrators or distributors may vary.

YOU CAN FIND MORE DETAILED INFORMATION ABOUT EACH PORTFOLIO INCLUDING ITS MANAGEMENT FEES IN THE PROSPECTUS FOR EACH TRUST. YOU SHOULD READ THESE PROSPECTUSES BEFORE INVESTING.

RESTRICTED FUNDS
We may designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may establish any such limitation, at our discretion, as a percentage of premium or contract value or as a specified dollar amount and change the limitation at any time. Currently, we have not designated any investment option as a Restricted Fund. We may, with 30 days notice to you, designate any investment portfolio as a Restricted Fund or change the limitations on existing contracts

PP4-108199                          17
with respect to new premiums added to
such investment portfolio and also with respect to new transfers to such investment portfolio. If a change is made with regard to designation as a Restricted Fund or applicable limitations, such change will apply only to transactions effected after such change.

We limit your investment in the Restricted Funds on both an aggregate basis for all Restricted Funds and for each individual Restricted Fund. The aggregate limits for investment in all Restricted Funds are expressed as a percentage of contract value, percentage of premium and maximum dollar amount. Currently, your investment in two or more Restricted Funds would be subject to each of the following three limitations: no more than 30 percent of contract value, up to 100 percent of each premium and no more than $999,999,999. We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

We also limit your investment in each individual Restricted Fund. The limits for investment in each Restricted Fund are expressed as a percentage of contract value, percentage of premium and maximum dollar amount. Currently, the limits for investment in an individual Restricted Fund are the same as the aggregate limits set forth above. We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

We monitor the aggregate and individual limits on investments in Restricted Funds for each transaction (e.g. premium payments, reallocations, withdrawals, dollar cost averaging). If the contract value in the Restricted Fund has increased beyond the applicable limit due to market growth, we will not require the reallocation or withdrawal of contract value from the Restricted Fund. However, if an aggregate limit has been exceeded, withdrawals must be taken either from the Restricted Funds or taken pro-rata from all investment options in which contract value is allocated, so that the percentage of contract value in the Restricted Funds following the withdrawal is less than or equal to the percentage of contract value in the Restricted Funds prior to the withdrawal.

We will not permit a transfer to the Restricted Funds to the extent that it would increase the contract value in the Restricted Fund or in all Restricted Funds to more than the applicable limits set forth above. We will not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in Restricted Funds, the reallocation will be permitted even if the percentage of contract value in a Restricted Fund is greater than its limit.

Please see "Withdrawals" and "Transfers Among Your Investments" in this prospectus for more information on the effect of Restricted Funds.


--------------------------------------------------------------------------------
                      THE FIXED INTEREST ALLOCATION
--------------------------------------------------------------------------------

You may allocate premium payments and transfer your contract value to the guaranteed interest periods of our Fixed Account at any time during the accumulation period. Every time you allocate money to the Fixed Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select. We currently offer guaranteed interest periods of 6 months, 1, 3, 5, 7 and 10 years, although we may not offer all these periods in the future. You may select one or more guaranteed interest periods at any one time. We will credit your Fixed Interest Allocation with a guaranteed interest rate for the interest period you select, so long as you do not withdraw money from that Fixed Interest Allocation before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date which is the last day of the month in which the interest period is scheduled to expire.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Allocation more than 30 days before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the transaction. A Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction. YOU BEAR THE RISK THAT YOU MAY RECEIVE LESS THAN YOUR PRINCIPAL IF WE APPLY A MARKET VALUE ADJUSTMENT.

Assets supporting amounts allocated to the Fixed Account are available to fund the claims of all classes of our customer, contract owners and other creditors. Interests under your Contract relating to the Fixed

PP4-108199                          18

Account are registered under the Securities Act of 1933, but the Fixed Account is not registered under the 1940 Act.

SELECTING A GUARANTEED INTEREST PERIOD
You may select one or more Fixed Interest Allocations with specified guaranteed interest periods. A guaranteed interest period is the period that a rate of interest is guaranteed to be credited to your Fixed Interest Allocation. We may at any time decrease or increase the number of guaranteed interest periods offered. In addition, we may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively in connection with our dollar cost averaging program. For more information on DCA Fixed Interest Allocations, see "Transfers Among Your Investments -- Dollar Cost Averaging."

Your contract value in the Fixed Account is the sum of your Fixed
Interest Allocations and the interest credited as adjusted for any withdrawals (including any Market Value Adjustment applied to such withdrawal), transfers or other charges we may impose. Your Fixed Interest Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of contract value. We will credit interest daily at a rate which yields the quoted guaranteed interest rate.

GUARANTEED INTEREST RATES
Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole discretion. To find out the current guaranteed interest rate for a guaranteed interest period you are interested in, please contact our Customer Service Center or your registered representative. The determination may be influenced by the interest rates on fixed income investments in which we may invest with the amounts we receive under the Contracts. We will invest these amounts primarily in investment-grade fixed income securities (i.e., rated by Standard & Poor's rating system to be suitable for prudent investors) although we are not obligated to invest according to any particular strategy, except as may be required by applicable law. You will have no direct or indirect interest in these investments. We will also consider other factors in determining the guaranteed interest rates, including regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends and competitive factors. We cannot predict the level of future interest rates but no Fixed Interest Allocation will ever have a guaranteed interest rate of less than 3% per year.

We may from time to time at our discretion offer interest rate specials for new premiums that are higher than the current base interest rate then offered. Renewal rates for such rate specials will be based on the base interest rate and not on the special rates initially declared.

TRANSFERS FROM A FIXED INTEREST ALLOCATION
You may transfer your contract value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods, or to any of the subaccounts of Separate Account B. We will transfer amounts from your Fixed Interest Allocations starting with the guaranteed interest period nearest its maturity date until we have honored your transfer request.

The minimum amount that you can transfer to or from any Fixed Interest Allocation is $100. If a transfer request would reduce the contract value remaining in a Fixed Interest Allocation to less than $100, we will treat such transfer request as a request to transfer the entire contract value in such Fixed Interest Allocation. Transfers from a Fixed Interest Allocation may be subject to a Market Value Adjustment. If you have a special Fixed Interest Allocation that was offered exclusively with our dollar cost averaging program, cancelling dollar cost averaging will cause a transfer of the entire contract value in such Fixed Interest Allocation to the Liquid Asset subaccount, and such a transfer will be subject to a Market Value Adjustment.

On the maturity date of a guaranteed interest period, you may transfer amounts from the applicable Fixed Interest Allocation to the subaccounts and/or to new Fixed Interest Allocations with guaranteed interest

PP4-108199                          19
periods
of any length we are offering at that time. You may not, however, transfer amounts to any Fixed Interest Allocation with a guaranteed interest period that extends beyond the annuity start date.

At least 30 calendar days before a maturity date of any of your Fixed Interest Allocations, or earlier if required by state law, we will send you a notice of the guaranteed interest periods that are available. You must notify us which subaccounts or new guaranteed interest periods you have selected before the maturity date of your Fixed Interest Allocations. If we do not receive timely instructions from you, we will transfer the contract value in the maturing Fixed Interest Allocation to a new Fixed Interest Allocation with a guaranteed interest period that is the same as the expiring guaranteed interest period. If such guaranteed interest period is not available or would go beyond the annuity start date, we will transfer your contract value in the maturing Fixed Interest Allocation to the next shortest guaranteed interest period which does not go beyond the annuity start date. If no such guaranteed interest period is available, we will transfer the contract value to a subaccount specially designated by the Company for such purpose. Currently we use the Liquid Asset subaccount for such purpose.

Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any transfers you make to and from the Fixed Interest Allocations during specified periods while the rider is in effect. See "Optional Riders."

WITHDRAWALS FROM A FIXED INTEREST ALLOCATION
During the accumulation phase, you may withdraw a portion of your contract value in any Fixed Interest Allocation. You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. Systematic withdrawals from a Fixed Interest Allocation are not permitted if such Fixed Interest Allocation is currently participating in the dollar cost averaging program. A withdrawal from a Fixed Interest Allocation may be subject to a Market Value Adjustment and, in some cases, a surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax, as well as state income tax consequences.

If you tell us the Fixed Interest Allocation from which your withdrawal will be made, we will assess the withdrawal against that Fixed Interest Allocation. If you do not, we will assess your withdrawal against the subaccounts in which you are invested, unless the withdrawal exceeds the contract value in the subaccounts. If there is no contract value in those subaccounts, we will deduct your withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request.

Please be aware that the benefit we pay under any of the optional riders will be reduced by any withdrawals you make from the Fixed Interest
Allocations during the period while the rider is in effect.   See
"Optional Riders."

MARKET VALUE ADJUSTMENT
A Market Value Adjustment may decrease, increase or have no effect on your contract value. We will apply a Market Value Adjustment (i) whenever you withdraw or transfer money from a Fixed Interest Allocation (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program) and (ii) if on the annuity start date a guaranteed interest period for any Fixed Interest Allocation does not end on or within 30 days of the annuity start date.

We determine the Market Value Adjustment by multiplying the amount you withdraw, transfer or apply to an income plan by the following factor:

                                            N/365
                         ((1+I)/(1+J+.0050))      -1

PP4-108199                          20

Where,

    o "I" is the Index Rate for a Fixed Interest Allocation on the first day of the guaranteed interest period;

    o  "J" is equal to the following:

          (1) If calculated for a Fixed Interest Allocation of 1 year or more, then "J" is the Index Rate for a new Fixed Interest Allocation with a guaranteed interest period equal to the time remaining (rounded up to the next full year except in Pennsylvania) in the guaranteed interest period;

          (2) If calculated for a Fixed Interest Allocation of 6 months, then "J" is the lesser of the Index Rate for a new Fixed Interest Allocation with (i) a 6 month guaranteed interest period, or (ii) a 1 year guaranteed interest period, at the time of calculation; and

    o "N" is the remaining number of days in the guaranteed interest period at the time of calculation.

The Index Rate is the average of the Ask Yields for U.S. Treasury Strips as quoted by a national quoting service for a period equal to the applicable guaranteed interest period. The average currently is based on the period starting from the 22nd day of the calendar month two months prior to the month of the Index Rate determination and ending the 21st day of the calendar month immediately before the month of determination. We currently calculate the Index Rate once each calendar month but have the right to calculate it more frequently. The Index Rate will always be based on a period of at least 28 days. If the Ask Yields are no longer available, we will determine the Index Rate by using a suitable and approved, if required, replacement method.

A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your contract value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your contract value. In the event of a full surrender, transfer or annuitization from a Fixed Interest Allocation, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred or annuitized in order to provide the amount requested. If a negative Market Value Adjustment exceeds your contract value in the Fixed Interest Allocation, we will consider your request to be a full surrender, transfer or annuitization of the Fixed Interest Allocation.

Several examples which illustrate how the Market Value Adjustment works are included in Appendix B.


--------------------------------------------------------------------------------
                              SPECIAL FUNDS
--------------------------------------------------------------------------------

We use the term Special Funds in the discussion of the enhanced death benefit options and the optional riders. The Special Funds currently include the Liquid Asset subaccount, Limited Maturity Bond subaccount and the Fixed Interest Allocations. The Company may, at any time, designate new and/or existing subaccounts as a Special Fund with 30 days notice with respect to new premiums added or transfers to such subaccounts.


PP4-108199                          21

--------------------------------------------------------------------------------
                          THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the GCG Trust, the PIMCO Variable Insurance Trust, the Warburg Pincus Trust, the ING Variable Annuity Trust and the Prudential Series Funds through Separate Account B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Account.

CONTRACT DATE AND CONTRACT YEAR
The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

ANNUITY START DATE
The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

CONTRACT OWNER
You are the contract owner. You are also the annuitant unless another annuitant is named in the application. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the income phase begins, we will pay the beneficiary the death benefit when due. The sole contract owner's estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the income phase begins, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation.

If the contract owner is a trust and a beneficial owner of the trust has been designated, the beneficial owner will be treated as the contract owner for determining the death benefit. If a beneficial owner is changed or added after the contract date, this will be treated as a change of contract owner for determining the death benefit. If no beneficial owner of the Trust has been designated, the availability of enhanced death benefits will be based on the age of the annuitant at the time you purchase the Contract.

  JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner and the death benefit will be payable. Joint owners may only select the Standard Death Benefit option. Upon adding an additional owner to a contract which was issued with an Enhanced Death Benefit option, generally, your death benefit will be changed automatically to a Standard Death Benefit and your mortality and expense risk charges will be lowered correspondingly to that which is charged under the Standard Death Benefit Option. Also note that if any owner's age is 86 or greater, even the standard death benefit guarantee will also be lost. Note that returning a Contract to single owner status will not restore any Enhanced Death Benefit. Unless otherwise specified, the term "age" when used for joint owners shall mean the age of the oldest owner.

Any addition or deletion of a joint owner is treated as a change of owner which may affect the amount of the death benefit. See "Change of Contract Owner or Beneficiary" below. If you have elected an enhanced death benefit, and you add a joint owner, if the older joint owner is attained age 85 or under, the enhanced death

PP4-108199                          22
benefit from the date of
change will end, and the Standard Death Benefit will apply. For all death benefit options, if the older joint owner's attained age is 86 or over on the date of the ownership change, the death benefit will be the cash surrender value.

ANNUITANT
The annuitant is the person designated by you to be the measuring life in determining annuity payments. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. You are the annuitant unless you choose to name another person. The annuitant may not be changed after the Contract is in effect.

The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. If the annuitant dies before the annuity start date and a contingent annuitant has been named, the contingent annuitant becomes the annuitant (unless the contract owner is not an individual, in which case the death benefit becomes payable).

If there is no contingent annuitant when the annuitant dies before the annuity start date, the contract owner will become the annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant.

If there is no contingent annuitant when the annuitant dies before the annuity start date and the contract owner is not an individual, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant's estate will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax adviser for more information if you are not an individual.

BENEFICIARY
The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds and who becomes the successor contract owner if the contract owner (or the annuitant if the contract owner is other than an individual) dies before the annuity start date. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

If the beneficiary dies before the annuitant or the contract owner, the death benefit proceeds are paid to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner's estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries.

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. When an irrevocable beneficiary has been designated, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract.

  CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit, the guaranteed minimum death benefit, and/or the death benefit option applied to the contract. The new owner's age, as of the date of the change, will be used as the basis for determining which option to use. The new owner's death will determine when a death benefit is payable.

If you have elected the Standard Death Benefit option, the minimum guaranteed death benefit will continue if the new owner is age 85 or under on the date of the ownership change. For all other death benefit options, if the new owner is age 79 or under on the date that ownership changes, the minimum guaranteed death benefit will continue. If the new owner is age 80 to 85, the enhanced death benefit will end, and the death

PP4-108199                          23
benefit will become the Standard Death Benefit. The mortality and expense risk charge will reflect this change in death benefit. For all death benefit options, if the new owner's attained age is 86 or over on the date of the ownership change, the death benefit will be the cash surrender value. Please note that once a death benefit has been changed due to a change in owner, a subsequent change to a younger owner will not restore any Enhanced Death Benefits.

You may also change the beneficiary. All requests for changes must be in writing and submitted to our Customer Service Center in good order. The change will be effective as of the day you sign the request. The change will not affect any payment made or action taken by us before recording the change.

PURCHASE AND AVAILABILITY OF THE CONTRACT
We will issue a Contract only if both the annuitant and the contract owner are not older than age 85.

The initial premium payment must be $10,000 or more ($1,500 for qualified Contracts). You may make additional payments of $500 or more ($250 for qualified Contracts) at any time after the free look period before you turn age 85. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. An initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other benefits including death benefits and the ability to receive a lifetime income. See "Fees and Expenses" in this prospectus.

CREDITING OF PREMIUM PAYMENTS
We will process your initial premium and credit within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. Subsequent premium payments and credits will be processed within 1 business day if we receive all information necessary. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain your initial premium payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed.

We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative, we will consider the application incomplete. For initial premium payments, the payment will be credited at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment to the subaccounts and/or Fixed Interest Allocation specified by you within 2 business days.

We will make inquiry to discover any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation or your allocation instructions. For any subsequent premium payments, the payment and credit will be credited at the accumulation unit value next determined after receipt of your premium payment and instructions.

Once we allocate your premium payment and credit to the subaccounts selected by you, we convert the premium payment and credit into accumulation units. We divide the amount of the premium payment and credit allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

PP4-108199                          24

If your premium payment was transmitted by wire order from your broker-dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker-dealer.

    (1)If either your state or broker-dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid, in which case we will comply.

    (2)If your state and broker-dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with an Application Acknowledgement Statement for your execution. Until our Customer Service Center receives the executed Application Acknowledgement Statement, neither you nor the broker-dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g., signature guarantee).

In some states, we may require that an initial premium designated for a subaccount of Separate Account B or the Fixed Account be allocated with the added credit to a subaccount specially designated by the Company (currently, the Liquid Asset subaccount) during the free look period. After the free look period, we will convert your contract value (your initial premium and credit plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated with the added credit to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums and credits to the specially designated subaccount during the free look period.

ADDITIONAL CREDIT TO PREMIUM
A credit will be added to your contract value based on each premium payment. The credit will be added proportionally to each subaccount and Fixed Interest Allocation as the premium payment is allocated. The credit is a minimum of 4% of the premium payment. We may increase the credit at our discretion. If we increase the credit we may reduce it also at our discretion, but we will not reduce it below the minimum credit of 4%, and we will give at least 30 days' notice of any planned reduction.

The credit constitutes earnings (and not premiums paid by you) for federal tax purposes.

In any of the following circumstances, we deduct a credit from the amount we pay to you or your beneficiary:

    (1)If you return your Contract within the free look period, we will deduct the credit from the refund amount;

    (2)If a death benefit becomes payable, we will deduct any credits added to your contract within 1 year prior to death; and

    (3)If we waive any surrender charge, we will deduct any credit added to your contract value within 1 year.
If we deduct a credit from any amount we pay to you, we will deduct the full dollar amount of the credit. You will retain any gains, and you will also bear any losses, that are attributable to the credit we deduct. Once we have waived any surrender charge, we will not add any additional credit to any additional premium you pay on or after the date of any such waiver.

ADMINISTRATIVE PROCEDURES
We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may

PP4-108199                          25
include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the contract value next determined only after you have met all administrative requirements.

CONTRACT VALUE
We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of (a) the contract value in the Fixed Interest Allocations, and (b) the contract value in each subaccount in which you are invested.

  CONTRACT VALUE IN FIXED INTEREST ALLOCATIONS. The contract value in your Fixed Interest Allocation is the sum of premium payments and credits allocated to the Fixed Interest Allocation under the Contract, plus contract value transferred to the Fixed Interest Allocation, plus credited interest, minus any transfers and withdrawals from the Fixed Interest Allocation (including any Market Value Adjustment applied to such withdrawal), contract fees (including, in some cases, fees for optional benefit riders) and premium taxes.

  CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and added credit that was designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium and added credit not allocated to a Fixed Interest Allocation may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Asset subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

    (1)We take the contract value in the subaccount at the end of the preceding business day.

    (2)We multiply (1) by the subaccount's Net Investment Factor since the preceding business day.

    (3)We add (1) and (2).

    (4)We add to (3) any additional premium payments and credits, and then add or subtract any transfers to or from that subaccount.

    (5)We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees (including any rider charges) and premium taxes.

CASH SURRENDER VALUE
The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to Fixed Interest Allocations and any Market Value Adjustment. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, then we adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), any optional benefit rider charges, and any other charges incurred but not yet deducted.

SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE
You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender will be effective on the date your written request and the Contract are received at our Customer Service Center. We will determine and pay the cash surrender value at the price next determined after receipt of all paperwork required in order for us to process your surrender. Once paid, all benefits under the Contract will be terminated. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Asset subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a

PP4-108199                          26
single sum payment or apply it under one or more annuity options.
We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.

THE SUBACCOUNTS
Each of the 32 subaccounts of Separate Account B offered under this prospectus invests in an investment portfolio with its own distinct investment objectives and policies. Each subaccount of Separate Account B invests in a corresponding portfolio of the GCG Trust, a corresponding portfolio of the PIMCO Variable Insurance Trust, a corresponding portfolio of the Warburg Pincus Trust, a corresponding portfolio of the ING Variable Insurance Trust, or a corresponding portfolio of the Prudential Series Fund.

ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHANGES
We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another portfolio for existing and future investments. If you elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs or if you have other outstanding instructions, and we substitute or otherwise eliminate a portfolio which is subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise.

We also reserve the right to: (i) deregister Separate Account B under the 1940 Act; (ii) operate Separate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account B; and (v) combine Separate Account B with other accounts.

We will, of course, provide you with written notice before any of these changes are effected.

THE FIXED ACCOUNT
The Fixed Account is a segregated asset account which contains the assets that support a contract owner's Fixed Interest Allocations. See "The Fixed Interest Allocations" for more information.

OPTIONAL RIDERS
Subject to state availability, you may elect one of three optional benefit riders discussed below. You may not add more than one of these three riders to your Contract. There is a separate charge for each rider.

Once elected, the riders generally may not be cancelled. This means once you add the rider you may not remove it, and charges will be assessed regardless of the performance of your Contract. Please see "Charges and Fees -- Optional Rider Charges" for information on rider charges.

The following describes the optional riders for contract owners purchasing Contracts after January __, 2001. If you purchased your Contract prior to that date, please see Appendix E for a description of the calculation of the optional rider benefits applicable under your Contract.

THE OPTIONAL RIDERS MAY NOT BE AVAILABLE FOR ALL INVESTORS. YOU SHOULD ANALYZE EACH RIDER THOROUGHLY AND UNDERSTAND COMPLETELY BEFORE YOU SELECT ANY. THE OPTIONAL RIDERS DO NOT GUARANTEE ANY RETURN OF PRINCIPAL OR PREMIUM PAYMENTS AND DO NOT GUARANTEE PERFORMANCE OF ANY SPECIFIC INVESTMENT PORTFOLIO UNDER THE CONTRACT. YOU SHOULD CONSULT A QUALIFIED FINANCIAL ADVISER IN EVALUATING THE RIDERS.

PP4-108199                          27

THE OPTIONAL RIDERS MAY NOT BE APPROVED IN ALL STATES. CHECK WITH OUR CUSTOMER SERVICE CENTER FOR AVAILABILITY IN YOUR STATE. THE TELEPHONE NUMBER IS (800) 366-0066.

RIDER DATE. We use the term rider date in the discussion of the optional benefit riders below. The rider date is the date an optional benefit rider becomes effective. The rider date is also the contract date if the rider was purchased at the time the Contract is issued.

NO CANCELLATION. Once you purchase a rider, the rider may not be cancelled, unless you cancel the Contract during the Contract's free look period, surrender, annuitize or otherwise terminate the Contract which automatically cancels any attached rider. Once the Contract continues beyond the free look period, you may not at any time cancel the rider, except with respect to a one-time right to cancel the twenty-year option of the Minimum Guaranteed Accumulation Benefit rider under specified conditions. The Company may, at its discretion, cancel and/or replace a rider at your request in order to renew or reset a rider.

TERMINATION. The optional riders are "living benefits." This means that the guaranteed benefits offered by the riders are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional riders automatically terminate (and all benefits under the rider will cease) if you annuitize, surrender or otherwise terminate your Contract or die (first owner to die if there are multiple contract owners, or at death of annuitant if contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract, during the accumulation phase. The optional rider will also terminate if there is a change in contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances which may cause a particular optional rider to terminate automatically are discussed below with the applicable rider.

MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB) RIDER. The MGAB rider is an optional benefit which provides you with an MGAB benefit intended to guarantee a minimum contract value at the end of a specified waiting period. The MGAB is a one-time adjustment to your contract value in the event your contract value on the MGAB Benefit Date is less than the MGAB Base. The MGAB rider may offer you protection in the event your Contract loses value during the MGAB waiting period. For a discussion of the charges we deduct under the MGAB rider, see "Optional Rider Charges."

The MGAB rider offers a ten-year option and a twenty-year option, of which you may purchase only one. The ten-year option has a waiting period of ten years and, other than for allocations to Special Funds, guarantees that your contract value at the end of ten years will at least equal your initial premium payment plus credits, reduced pro rata for withdrawals. Transfers made within 3 years prior to the MGAB Benefit Date will also reduce the benefit pro rata. The twenty-year option has a waiting period of twenty years and, other than allocations to Special Funds, guarantees that your contract value at the end of twenty years will at least equal two times your initial premium payment plus credits, reduced pro rata for withdrawals, and reduced for transfers made within 3 years prior to the MGAB Benefit Date. If you add the 20 year option rider after the contract date, any payment of premiums after the rider date, and/or investments in the Special Funds, may prevent the MGAB Base from doubling over the waiting period.On the MGAB Benefit Date, which is the next business day after the applicable waiting period, we calculate your Minimum Guaranteed Accumulation Benefit.

  CALCULATING THE MGAB.  We calculate your MGAB as follows:

    1) WE FIRST DETERMINE YOUR MGAB BASE. The MGAB Base is only a calculation used to determine the MGAB. The MGAB Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.
       The MGAB Base is tracked separately for Special and Non-Special Funds, based on the initial allocation of premium (or contract value), subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The aggregate MGAB Base is used to determine the MGAB on the MGAB Benefit Date. THE AGGREGATE MGAB BASE EQUALS THE SUM OF (1) THE LESSER OF THE MGAB BASE ALLOCATED TO SPECIAL FUNDS AND THE CONTRACT VALUE IN THE SPECIAL FUNDS; AND (2) THE MGAB BASE

PP4-108199                          28

       FOR NON-SPECIAL FUNDS. THUS, INVESTING IN THE SPECIAL FUNDS MAY LIMIT THE MGAB BENEFIT.

       If you purchased the MGAB rider on the contract date, and

       (i) elected the ten-year option, your MGAB Base for Special and Non-Special Funds is equal to your initial premium and credit, plus any additional premium and credit added to your Contract during the 2-year period after your rider date, reduced pro rata for any withdrawals and reduced for any transfers made within the last 3 years prior to the MGAB Benefit Date; or
       (ii)elected the twenty-year option, your MGAB Base for Special and Non-Special Funds is equal to your initial premium and credit, plus any additional premium and credit added to your Contract during the 2-year period after your contract date, accumulated at the MGAB Rate, reduced pro rata for any withdrawals and reduced for any transfers made within the last
           3 years prior to the MGAB Benefit Date. The MGAB Rate is the annual effective rate of 3.5265%. Accumulation of eligible additional premiums starts on the date the premium was received.

       Net transfers from Special Funds to Non-Special Funds will reduce the MGAB Base and MGAB Charge Base allocated to Special Funds on a pro-rata basis. If the transfer is made more than 3 years before the Benefit Date, there will be a corresponding increase in the MGAB Base for Non-Special Funds equal to the lesser of the reduction in the MGAB Base for Special Funds and the net contract value transferred.

       Net transfers from Non-Special Funds to Special Funds will reduce the MGAB Base and MGAB Charge Base allocated to Non-Special Funds on a pro-rata basis. If the transfer is made more than 3 years before the Benefit Date, there will be a corresponding increase in the MGAB Base for Special Funds equal to the reduction in the MGAB Base for Non-Special Funds.

       If you purchased the MGAB rider after the contract date, your MGAB Base is equal to your contract value on the rider date, plus premiums and credits added during the 2-year period after your rider date. Withdrawals taken while the MGAB rider is in effect, as well as transfers made within 3 years prior to the MGAB Benefit Date, will reduce the value of your MGAB Base pro rata. This means that the MGAB Base (and the MGAB Charge Base) will be reduced by the same percent as the percent of contract value that was withdrawn (or transferred). We will look to your contract value immediately before the withdrawal or transfer when we determine this percent.

       ONLY PREMIUMS AND CREDITS ADDED TO YOUR CONTRACT DURING THE 2-YEAR PERIOD AFTER YOUR RIDER DATE ARE INCLUDED IN THE MGAB BASE. ANY ADDITIONAL PREMIUM PAYMENTS YOU ADDED TO YOUR CONTRACT AFTER THE SECOND RIDER ANNIVERSARY ARE NOT INCLUDED IN THE MGAB BASE. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary.

    2. WE THEN SUBTRACT YOUR CONTRACT VALUE ON THE MGAB BENEFIT DATE FROM YOUR AGGREGATE MGAB BASE. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest
       Allocations, if any.

    3. ANY POSITIVE DIFFERENCE IS YOUR MGAB. If there is a MGAB, we will automatically credit it on the MGAB Benefit Date to the subaccounts in which you are invested pro rata based on the proportion of your contract value in the subaccounts on that date, unless you have previously given us other allocation instructions. If you do not have an investment in any subaccount on the MGAB Benefit Date, we will allocate the MGAB to the Liquid Asset subaccount on your behalf. After the crediting of the MGAB, the amount of your annuity income, cash surrender value and death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

PP4-108199                          29

  PURCHASE. To purchase the MGAB rider, you must be age 80 or younger on the rider date if you choose the ten-year option and age 65 or younger on the rider date if you choose the twenty-year option. The waiting period must end at or before your annuity start date. The MGAB rider may be purchased (i) on the contract date, and (ii) within 30 days following the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

  THE MGAB BENEFIT DATE. If you purchased the MGAB rider on the contract date or added the MGAB rider within 30 days following the contract date, the MGAB Benefit Date is your 10th contract anniversary for the ten-year option or 20th contract anniversary for the twenty-year option. If you added the MGAB rider during the 30-day period preceding your first contract anniversary after the date of this prospectus, your MGAB Benefit Date will be the first contract anniversary occurring after 10 years (for the ten-year option) or 20 years (for the twenty-year option) after the rider date. The MGAB rider is not available if the MGAB Benefit Date would fall beyond the latest annuity start date.

  CANCELLATION. If you elected the twenty-year option, you have a one-time right to cancel the MGAB rider on your first contract anniversary that is at least 10 years after the rider date. If you purchased the MGAB rider during the 30-day period following the contract date, your one-time right to cancel the rider occurs on the tenth anniversary of your contract date. To cancel, you need to send written notice to our Customer Service Center at least 30 days before such anniversary date.
If the MGAB rider is terminated before the MGAB Benefit Date, you will not be credited with the MGAB and we will assess the pro rata portion of the MGAB rider charge for the current quarter.

  NOTIFICATION. Any crediting of the MGAB will be reported in your first quarterly statement following the MGAB Benefit Date.

MINIMUM GUARANTEED INCOME BENEFIT (MGIB) RIDER. The MGIB rider is an optional benefit which guarantees that a minimum amount of annuity income will be available to you if you annuitize on the MGIB Benefit Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the credit(s) we add, the amount of contract value you allocate or transfer to the Special Funds, the MGIB Rate, the adjustments for Special Fund transfers, and any withdrawals you take while the rider is in effect.
For a discussion of the charges we deduct under the MGIB rider, see "Optional Rider Charges." Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or income factors in effect on the date you annuitize. If you purchase the MGIB rider, the minimum amount of income that will be available to you upon annuitization on the MGIB Benefit Date is the greatest of:

      (i) your annuity income based on your contract value adjusted for any Market Value Adjustment on the MGIB Benefit Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

      (ii) your annuity income based on your contract value adjusted for any Market Value Adjustment on the MGIB Benefit Date applied to the then current income factors in effect for the annuity option you selected; and

      (iii)the MGIB annuity income based on your MGIB Base on the MGIB Benefit Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Base for any surrender charges, premium tax recovery and Market Value Adjustments that would otherwise apply at annuitization.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider on the MGIB Benefit Date. Payments under the rider begin on the MGIB Benefit Date. We require a 10-year waiting period before you can annuitize under the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary.

PP4-108199                          30

At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Benefit Date.

  DETERMINING THE MGIB ANNUITY INCOME. On the MGIB Benefit Date, we calculate your MGIB annuity income as follows:

    1. WE FIRST DETERMINE YOUR MGIB BENEFIT BASE. The MGIB Benefit Base is only a calculation used to determine the MGIB. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Benefit Base or MGIB Benefit Base Maximum.

       The MGIB Benefit Base is tracked separately for Special and Non-Special Funds, based on initial allocation of eligible premium (or contract value) and subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The MGIB Benefit Base equals the sum of (1) the contract value of Special Funds, and (2) the MGIB Benefit Base for Non-Special Funds. Thus, investing in the Special Funds may limit the MGIB benefit.

       The MGIB Benefit Base is equal to the lesser of (a) and (b) where:

      (i) is your initial premium and credit (or contract value on the rider date if you purchased the MGIB rider after the contract date), plus any eligible additional premiums and credits added to your Contract, reduced pro rata by all withdrawals taken while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and reaching the MGIB Benefit Base Maximum, and at 0% thereafter; and

      (ii)is the MGIB Benefit Base Maximum, which equals 200% of allocated eligible premiums and credits, adjusted for withdrawals and transfers.

       Eligible additional premium payments and credits are those added more than 5 years before the earliest MGIB Benefit Date and are included in the MGIB Benefit Base. Premiums and credits paid after that are excluded from the MGIB Benefit Base.

       Net transfers from Special Funds to Non-Special Funds will reduce the MGIB Benefit Base and MGIB Benefit Base Maximum allocated to Special Funds on a pro-rata basis. The resulting increase in the MGIB Benefit Base for Non-Special Funds will equal the lesser of the reduction in the MGIB Benefit Base for Special Funds and the net contract value transferred. The increase in the MGIB Benefit Base Maximum for Non-Special Funds equals the reduction in the MGIB Benefit Base Maximum for Special Funds.

       Net transfers from Non-Special Funds to Special Funds will reduce the MGIB Benefit Base and MGIB Benefit Base Maximum allocated to Non-Special Funds on a pro-rata basis. The resulting increase in the MGIB Benefit Base and the MGIB Benefit Base Maximum for Special Funds equals the reduction in the MGIB Benefit Base and MGIB Benefit Base Maximum for Non-Special Funds. Transfers to one or more Special Funds could reduce the MGIB Benefit.

       The MGIB Rate is currently 7%. The Company may at its discretion discontinue offering this rate. The MGIB Rate is an annual effective rate.

    2. Then we determine the MGIB annuity income by multiplying your MGIB Base Base (adjusted for any Market Value Adjustment, surrender charge and premium taxes) by the income factor, and then divide by $1,000.

       Two MGIB Income Options are available under the MGIB Rider:

       (i) Income for Life (Single Life or Joint with 100% Survivor) and 10-30 Year Certain;

       (ii) Income for a 20-30 Year Period Certain; or

PP4-108199                          31

       (iii)Any other income plan offered by the Company in connection with the MGIB rider on the MGIB Benefit Date.

  On the MGIB Benefit Date, we would apply the MGIB Benefit Base using the Table of Income Factors specified in the MGIB rider for the Income Option you selected. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

  Then we compare the MGIB annuity income under the rider guarantee for the option selected with the annuity income under your Contract guarantee for the same option. The greater amount of income will be available to you on the MGIB Benefit Date.


  PURCHASE. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten year waiting period before you can annuitize under the MGIB rider. This could reduce the MGIB benefit.

  THE MGIB BENEFIT DATE. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Benefit Date is the contract anniversary on or after the tenth contract anniversary when you decide to exercise your right to annuitize under the MGIB rider. If you added the MGIB rider at any other time, your MGIB Benefit Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuitize under the MGIB rider.

  NO CHANGE OF ANNUITANT. Once the MGIB rider is purchased, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

  NOTIFICATION. On or about 30 days prior to the MGIB Benefit Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise. The actual amount of the MGIB annuity benefit will be determined as of the MGIB Benefit Date.

THE MGIB RIDER DOES NOT RESTRICT OR LIMIT YOUR RIGHT TO ANNUITIZE THE CONTRACT AT ANY TIME PERMITTED UNDER THE CONTRACT. THE MGIB RIDER DOES NOT RESTRICT YOUR RIGHT TO ANNUITIZE THE CONTRACT USING CONTRACT VALUES THAT MAY BE HIGHER THAN THE MGIB ANNUITY BENEFIT.

THE BENEFITS ASSOCIATED WITH THE MGIB RIDER ARE AVAILABLE ONLY IF YOU ANNUITIZE YOUR CONTRACT UNDER THE RIDER AND IN ACCORDANCE WITH THE PROVISIONS SET FORTH ABOVE. ANNUITIZING USING THE MGIB MAY RESULT IN THE MORE FAVORABLE STREAM OF INCOME PAYMENTS UNDER YOUR CONTRACT. BECAUSE THE MGIB RIDER IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY BE LESS THAN THE LEVEL THAT MIGHT BE PROVIDED BY THE APPLICATION OF YOUR CONTRACT VALUE TO THE CONTRACT'S APPLICABLE ANNUITY FACTORS. YOU SHOULD CONSIDER ALL OF YOUR OPTIONS AT THE TIME YOU BEGIN THE INCOME PHASE OF YOUR CONTRACT.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB) RIDER. The MGWB rider is an optional benefit which guarantees that if your contract value is reduced to zero you will receive periodic payments equal to all premium payments and credits paid during the first two contract years (Eligible Payment Amount) adjusted for any prior withdrawals. To maintain this guarantee, withdrawals in any contract year may not exceed 7% of your adjusted Eligible Payment Amount. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. For a discussion of the charges we deduct under the MGWB rider, see "Optional Rider Charges." Each payment you receive under the MGWB rider will be taxed as a withdrawal and may be subject to a penalty tax. See "Withdrawals" and "Federal Tax Considerations" for more information.
Your original Eligible Payment Amount depends on when you purchase the MGWB rider and is:

PP4-108199                          32

      (i) if you purchased the MGWB rider on the contract date, your premium payments and credits received during the first two contract years; or

      (ii)if you purchased the MGWB rider after the contract date, your contract value on the rider date, including any premiums and credits received that day, and any subsequent premium payments and credits received during the two-year period commencing on the rider date.

  THE MGWB WITHDRAWAL ACCOUNT. The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments under the MGWB rider. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.


The MGWB Withdrawal Account is equal to the Eligible Payment Amount, tracked separately for Special and Non-Special Funds, adjusted for any withdrawals and transfers between Special and Non-Special Funds. THE MGWB WITHDRAWAL ACCOUNT EQUALS THE SUM OF (A) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO NON-SPECIAL FUNDS, AND (B) THE LESSER OF (1) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO SPECIAL FUNDS AND (2) THE CONTRACT VALUE IN THE SPECIAL FUNDS. THUS, INVESTING IN THE SPECIAL FUNDS MAY LIMIT THE MGWB WITHDRAWAL ACCOUNT.

Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal for Non-Special Funds and pro-rata for Special Funds, based on the source of the withdrawal. Any withdrawals greater than the 7% per year of the Eligible Payment Amount will cause a reduction in the MGWB Withdrawal Account of the Special and Non-Special Funds, by the proportion that the withdrawal bears to the contract value in Special and Non-Special Funds, respectively, at the time of the withdrawal. If a single withdrawal involves both Special and Non-Special Funds and causes the 7% to be exceeded, the withdrawal will be treated as taken first from Non-Special Funds. Any withdrawals greater than 7% per year of the Eligible Payment Amount will also cause a reduction in the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB Withdrawal Account is also reduced by the amount of any periodic payments paid under the MGWB rider once your contract value is zero. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.Net transfers from Special Funds to Non-Special Funds will reduce the MGWB Withdrawal Account allocated to Special Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Non-Special Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Special Funds and the net contract value transferred.

Net transfers from Non-Special Funds to Special Funds will reduce the MGWB Withdrawal Account allocated to Non-Special Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Special Funds equals the reduction in the MGWB Withdrawal Account for Non-Special Funds.


GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." However, making any withdrawals in any year greater than 7% per year of the Eligible Payment Amount will reduce the Eligible Payment Amount for future withdrawals and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

      (i)  your contract value is greater than zero;

      (ii) your MGWB Withdrawal Account is greater than zero;

      (iii)your latest allowable annuity start date has not been reached;

      (iv) you have not elected to annuitize your Contract; and

      (v) you have not died (unless your spouse has elected to continue the contract), changed the ownership of the Contract or surrendered the Contract.

PP4-108199                          33

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.


  AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero your Contract is given what we refer to as Automatic Periodic Benefit Status, if:

      (i)  your MGWB Withdrawal Account is greater than zero;

      (ii) your latest allowable annuity start date has not been reached;

      (iii)you have not elected to annuitize your Contract; and

      (iv) you have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary, equal to the lesser of the remaining MGWB Withdrawal Account or 7% annually of your Eligible Payment Amount until the earliest of (i) your contract's latest annuity start date, (ii) the death of the owner; or (iii) until your MGWB Withdrawal Account is exhausted. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments (ii) payment of the Commuted Value (defined below) or (iii) the owner's death has occurred.

On the contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury Strips as quoted by a national quoting service for period(s) applicable to the remaining payments. Once the last MGWB periodic payment is made or we pay you the Commuted Value, your Contract and the MGWB rider terminate.

  DEATH BENEFIT DURING AUTOMATIC PERIODIC BENEFIT STATUS. If you have never withdrawn more than 7% per year of the Eligible Payment Amount and you elected the 7% Solution Enhanced Death Benefit in your Contract (or you elected the Max 7 Enhanced Death Benefit resulting in the 7% Solution Enhanced Death Benefit as the actual death benefit), the death benefit otherwise payable under the terms of your Contract will remain in force during any Automatic Periodic Benefit Status. In determining the amount of the death benefit during the Automatic Periodic Benefit Status we deem your contract value to be zero and treat the MGWB periodic payments as withdrawals. In all other cases, the death benefit payable during Automatic Periodic Benefit Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments. If you elected the Max 7 Enhanced Death Benefit, then the 7% Solution and the Annual Ratchet components shall each be calculated as if each were the elected death benefit option.

  PURCHASE. To purchase the MGWB rider, you must be age 80 or younger on the rider date. The MGWB rider must be purchased (i) on the contract date, or (ii) within 30 days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

OTHER CONTRACTS
We offer other variable annuity contracts that also invest in the same portfolios of the Trusts. These contracts have different charges that could effect their performance, and may offer different benefits more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.

PP4-108199                          34

OTHER IMPORTANT PROVISIONS
See "Withdrawals," "Transfers Among Your Investments," "Death Benefit Choices," "Charges and Fees," "The Annuity Options" and "Other Contract Provisions" in this prospectus for information on other important provisions in your Contract.


--------------------------------------------------------------------------------
                               WITHDRAWALS
--------------------------------------------------------------------------------

Any time during the accumulation phase and before the death of the contract owner, you may withdraw all or part of your money. Keep in mind that if you request a withdrawal for more than 90% of the cash surrender value, we will treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. The Free Withdrawal Amount in any Contract year is 10% of your contract value on the date of the withdrawal less any withdrawals during that contract year.

You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which amounts are to be withdrawn, otherwise the withdrawal will be made on a pro rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Allocation taken more than 30 days before its maturity date. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

If the aggregate percentage cap on allocations to the Restricted Funds has been exceeded, any subsequent withdrawals must be taken so that the percentage of contract value in the Restricted Funds following the withdrawal would not be greater than the percentage of contract value in the Restricted Funds prior to the withdrawal. If a requested withdrawal would cause the percentage cap to be exceeded, the amount of the withdrawal in excess of the cap would be taken pro-rata from all variable subaccounts.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Asset subaccount) prior to processing the withdrawal. This transfer will not affect the withdrawal amount you receive.

Please be aware that the benefit we pay under certain optional benefit riders will be reduced by any withdrawals you take while the rider is in effect. See "Optional Riders."

We offer the following three withdrawal options:

REGULAR WITHDRAWALS
After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a Market Value Adjustment to any regular withdrawal from a Fixed Interest Allocation that is taken more than 30 days before its maturity date.


SYSTEMATIC WITHDRAWALS
You may choose to receive automatic systematic withdrawal payments (1) from the contract value in the subaccounts in which you are invested, or
(2) from the interest earned in your Fixed Interest Allocations. Systematic withdrawals may be taken monthly, quarterly or annually. If you have contract value allocated to one or more Restricted Funds, and you elect to receive systematic withdrawals from the subaccounts in which you are invested, the systematic withdrawals must be taken pro-rata from all subaccounts in which contract value is invested. If you do not have contract value allocated to a Restricted Fund and choose systematic withdrawals on a non-pro-rata basis, we will monitor the withdrawals annually. If you subsequently allocate contract value to one or more Restricted Funds, we will require you to take your systematic withdrawals on a pro-rata basis from all subaccounts in which contract value is invested.


PP4-108199                          35

You decide when you would like systematic payments to start as long as it is at least 28 days after your contract date. You also select the date on which the systematic withdrawals will be made, but this date cannot be later than the 28th day of the month. If you have elected to receive systematic withdrawals but have not chosen a date, we will make the withdrawals on the same calendar day of each month as your contract date. If your contract date is after the 28th day of the month, your systematic withdrawal will be made on the 28th day of each month.

Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (1) a fixed dollar amount or
(2) an amount based on a percentage of your contract value. Both forms of systematic withdrawals are subject to the following maximum, which is calculated on each withdrawal date:

                                 MAXIMUM PERCENTAGE
                    FREQUENCY    OF CONTRACT VALUE
                    Monthly           0.833%
                    Quarterly          2.50%
                    Annually          10.00%

If your systematic withdrawal is a fixed dollar amount and the amount to be withdrawn would exceed the applicable maximum percentage of your contract value on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage. Thus, your fixed dollar systematic withdrawals will never exceed the maximum percentage.

If you want fixed dollar systematic withdrawals to exceed the maximum percentage and are willing to incur associated surrender charges, consider the Fixed Dollar Systematic Withdrawal Feature which you may add to your regular fixed dollar systematic withdrawal program.

If your systematic withdrawal is based on a percentage of your contract value and the amount to be withdrawn based on that percentage would be less than $100, we will automatically increase the amount to $100 as long as it does not exceed the maximum percentage. If the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

Systematic withdrawals from Fixed Interest Allocations are limited to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so. The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal. You may not elect the systematic withdrawal option if you are taking IRA withdrawals.

  FIXED DOLLAR SYSTEMATIC WITHDRAWAL FEATURE. You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount regardless of any surrender charges or Market Value Adjustments. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to a maximum of 10% of your contract value as determined on the day we receive your election of this feature. The maximum limit will not be recalculated when you make additional premium payments, unless you instruct us to do so. We

PP4-108199                          36
will assess a
surrender charge on the withdrawal date if the withdrawal exceeds the maximum limit as calculated on the withdrawal date. We will assess a Market Value Adjustment on the withdrawal date if the withdrawal from a Fixed Interest Allocation exceeds your interest earnings on the withdrawal date. We will apply the surrender charge and any Market Value Adjustment directly to your contract value (rather than to the withdrawal) so that the amount of each systematic withdrawal remains fixed.

Flat dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Tax Code may exceed the maximum. Such withdrawals are subject to surrender charges and Market Value Adjustments when they exceed the applicable maximum percentage.

IRA WITHDRAWALS
If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. Under this option, you may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date.

You may request that we calculate for you the amount that is required to be withdrawn from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the SAI. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

An IRA withdrawal in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment.

CONSULT YOUR TAX ADVISER REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.


--------------------------------------------------------------------------------
                    TRANSFERS AMONG YOUR INVESTMENTS
--------------------------------------------------------------------------------

You may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations at the end of the free look period until the annuity start date. We currently do not charge you for transfers made during a contract year, but reserve the right to charge $25 for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law. We will apply a Market Value Adjustment to transfers from a Fixed

PP4-108199                          37

Interest Allocation taken more than 30 days before its maturity date, unless the transfer is made under the dollar cost averaging program. Keep in mind that transfers between Special Funds and other investment portfolios may negatively impact your death benefit or rider benefits.

If you allocate contract value to an investment option that has been designated as a Restricted Fund, your ability to transfer contract value to the Restricted Fund may be limited. A transfer to the Restricted Funds will not be permitted to the extent that it would increase the contract value in the Restricted Fund to more than the applicable limits following the transfer. We do not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in the Restricted Fund, the reallocation will be permitted even if the percentage of contract value in the Restricted Fund is greater than the limit.

Please be aware that the benefit we pay under an optional benefit rider may be affected by certain transfers you make while the rider is in effect. Transfers, including those involving Special Funds, may also affect your optional rider base. See "The Annuity Contract -- Optional Riders."

Transfers will be based on values at the end of the business day in which the transfer request is received at our Customer Service Center.

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a Fixed Interest Allocation.

To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. Any transfer request received after 4:00 p.m. eastern time or the close of the New York Stock Exchange will be effected on the next business day. Separate Account B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We require personal identifying information to process a request for transfer made over the telephone or over the internet.

TRANSFERS BY THIRD PARTIES
As a convenience to you, we currently allow you to give third parties the right to effect transfers on your behalf. However, when the third party makes transfers for many contract owners, the result can be simultaneous transfers involving large amounts of account values. Such transfers can disrupt the orderly management of the investment portfolios available to the Contract, can result in higher costs to contract owners, and may not be compatible with the long term goals of contract owners. Therefore, we may at any time exercise our business judgment and limit transfers made by a third party.

DOLLAR COST AVERAGING
You may elect to participate in our dollar cost averaging program if you have at least $1,200 of contract value in the (i) Limited Maturity Bond subaccount or the Liquid Asset subaccount, or (ii) a Fixed Interest Allocation with either a 6-month or a 1-year guaranteed interest period. These subaccounts or Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you. We also may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively for use with the dollar cost averaging program. The DCA Fixed Interest Allocations require a minimum premium payment of $1,200 directed into a DCA Fixed Interest Allocation.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

Unless you have a DCA Fixed Interest Allocation, you elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. If your source account is the Limited Maturity

PP4-108199                          38

Bond subaccount, the Liquid Asset subaccount or a 1-year Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 12. If your source account is a 6-month Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 6. You may change the transfer amount once each contract year. If you have a DCA Fixed Interest Allocation, there is no minimum or maximum transfer amount; we will transfer all your money allocated to that source account into the subaccount(s) in equal payments over the selected 6-month or 1-year period. The last payment will include earnings accrued over the course of the selected period. If you make an additional premium payment into a Fixed Interest Allocation subject to dollar cost averaging, the amount of your transfers under the dollar cost averaging program remains the same, unless you instruct us to increase the transfer amount.

Transfers from a Fixed Interest Allocation or a DCA Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment. However, if you terminate the dollar cost averaging program for a DCA Fixed Interest Allocation and there is money remaining in the DCA Fixed Interest Allocation, we will transfer the remaining money to the Liquid Asset subaccount. Such transfer will trigger a Market Value Adjustment if the transfer is made more than 30 days before the maturity date of the DCA Fixed Interest Allocation.

If you do not specify the subaccounts to which the dollar amount of the source account is to be transferred, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date. A Fixed Interest Allocation or DCA Fixed Interest Allocation may not participate in the dollar cost averaging program and in systematic withdrawals at the same time.

You are permitted to transfer contract value to a Restricted Fund, subject to the limitations described above in this section and in "The Investment Portfolios". Compliance with the individual and aggregate Restricted Fund limits will be reviewed when the dollar cost averaging program is established. Transfers under the dollar cost averaging program must be within those limits. We will not review again your dollar cost averaging election for compliance with the individual and aggregate limits for investment in the Restricted Funds except in the case of the transactions described below.

       o Amount added to source account: If you add amounts to the source account which would increase the amount to be transferred under the dollar cost averaging program, we will review the amounts to be transferred to ensure that the individual and aggregate limits are not being exceeded. If such limits would be exceeded, we will require that the dollar cost averaging transfer amounts be changed to ensure that the transfers are within the limits based on the then current allocation of contract value to the Restricted Fund(s) and the then current value of the amount designated to be transferred to that Restricted Fund(s).

      o Additional premium paid: Up to the individual Restricted Fund percentage limit may be allocated to a Restricted Fund . If more than the individual limit has been requested to be allocated to a Restricted Fund, we will look at the aggregate limit, subtract the current allocation to Restricted Funds, and subtract the current value of amounts to be transferred under the dollar cost averaging program to Restricted Funds. The excess, if any, is the maximum that may be allocated pro-rata to the Restricted Funds.

      o Reallocation request is made while the dollar cost averaging program is active: If the reallocation would increase the amount allocated to Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to Restricted Funds and less the current value of any remaining amounts to be transferred under the dollar cost averaging program to the Restricted Funds.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program, stop offering DCA Fixed Interest Allocations or otherwise

PP4-108199                          39
modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

AUTOMATIC REBALANCING
If you have at least $10,000 of contract value invested in the subaccounts of Separate Account B, you may elect to have your investments in the subaccounts automatically rebalanced. You are permitted to reallocate between Restricted and non-Restricted Funds, subject to the limitations described above in this section and in "The Investment Portfolios". If the reallocation would increase the amount allocated to the Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to all Restricted Funds.

We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed Account. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro rata. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period.

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro rata basis. Additional premium payments and partial withdrawals effected on a pro rata basis will not cause the automatic rebalancing program to terminate.


--------------------------------------------------------------------------------
                          DEATH BENEFIT CHOICES
--------------------------------------------------------------------------------

DEATH BENEFIT DURING THE ACCUMULATION PHASE
During the accumulation phase, a death benefit is payable when either the annuitant (when a contract owner is not an individual), the contract owner or the first of joint owners dies. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork, at our Customer Service Center. If your beneficiary elects to delay receipt of the death benefit until a date after the time of death, the amount of the benefit payable in the future may be affected. The proceeds may be received in a single sum or applied to any of the annuity options. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. We will generally pay death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see "Required Distributions upon Contract Owner's Death."

The following describes the death benefit options for contract owners purchasing Contracts after January __, 2001. If you purchased your Contract prior to that date, please see Appendix D for a description of the calculation of the death benefits applicable under your Contract.

You may choose one of the following Death Benefits: (a) the Standard Death Benefit, (b) the 7% Solution Enhanced Death Benefit, (c) the Annual Ratchet Enhanced Death Benefit or (d) the Max 7 Enhanced Death Benefit. The 7% Solution Enhanced Death Benefit, the Annual Ratchet Enhanced Death Benefit and the Max 7 Enhanced Death Benefit are available only if the contract owner or the annuitant (if the contract owner is not an individual) is not more than 79 years old at the time of purchase. The 7% Solution, Annual Ratchet and Max 7 Enhanced Death Benefits may not be available where a Contract is held by joint owners.

Once you choose a death benefit, it cannot be changed. We may in the future stop or suspend offering any of the Enhanced Death Benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the Enhanced Death Benefit. The MGWB rider may also affect the death

PP4-108199                          40
benefit.  See "Minimum Guaranteed
Withdrawal Benefit (MGWB) Rider -- Death Benefit during Automatic
Periodic Benefit Status." The Enhanced Death Benefits are available only at the time you purchase your Contract. The enhanced death benefits are not available where a Contract is owned by joint owners.

The death benefit is payable when the first of the following persons dies: the contract owner, joint owner, or annuitant (if a contract owner is not an individual). Assuming you are the contract owner, if you die during the accumulation phase, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit paid depends on the death benefit you have chosen. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death, as well as required claim forms, at our Customer Service Center. If your beneficiary elects to delay receipt of the death benefit until a date after the time of your death, the amount of the benefit payable in the future may be affected. If you die after the annuity start date and you are the annuitant, your beneficiary will receive the death benefit you chose under the annuity option then in effect.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

We use the Base Death Benefit to help determine the minimum death benefit payable under each of the Enhanced Death Benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

    1) the contract value minus any credits added within 1 year prior to death; and

    2) the cash surrender value.

The STANDARD DEATH BENEFIT equals the SUM of 1) and 2), less 3) where:

    1) the contract value allocated to Special Funds;

    2) the Standard Minimum Guaranteed Death Benefit for amounts allocated to non-Special Funds; and

    3) any credits added within 1 year prior to death.

The Standard Minimum Guaranteed Death Benefit equals:

    1) the initial premium payment plus any credit, allocated to Special and Non-Special Funds, respectively ;

    2) increased by premium payments, plus any credits and adjusted for transfers, allocated to Special and Non-Special Funds, respectively, after issue; and

    3) reduced by a pro-rata adjustment for any withdrawal or transfer taken from the Special and Non-Special Funds, respectively.

In the event of transfers from Special to Non-Special funds, the increase in the Minimum Guaranteed Death Benefit of the Non-Special Fund will equal the lesser of the reduction in the Minimum Guaranteed Death Benefit in the Special Fund and the contract value transferred. In the event of transfers from Non-Special to Special Funds, the increase in the Minimum Guaranteed Death Benefit of the Special Fund will equal the reduction in the Minimum Guaranteed Death Benefit in the Non-Special Fund.

ENHANCED DEATH BENEFIT OPTIONS. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Base Death Benefit and the Enhanced Death Benefit option elected. For purposes of calculating the Enhanced Death Benefits, certain investment portfolios, and the Fixed Account are designated as "Special Funds". In addition to the Fixed Account, the investment portfolios designated currently as Special Funds are the Liquid Asset Portfolio and the Limited Maturity Bond Portfolio.

We may, with 30 days notice to you, designate any investment portfolio as a Special Fund on existing contracts with respect to new

PP4-108199                          41
premiums added
to such investment portfolio and also with respect to new transfers to such investment portfolio. Selecting a Special Fund may limit or reduce the enhanced death benefit.

For the period during which a portion of the contract value is allocated to a Special Fund, we may at our discretion reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

The 7% SOLUTION ENHANCED DEATH BENEFIT,  equals the GREATER of:

    1) the Standard Death Benefit; and

    2) the sum of the contract value allocated to Special Funds and the 7% Solution Minimum Guaranteed Death Benefit for Non-Special Funds, less any credits added within 1 year prior to death.

The 7% Solution Minimum Guaranteed Death Benefit for Special and Non-Special Funds equals the lesser of:

    1) premiums, adjusted for withdrawals and transfers, accumulated at 7% until the earlier of attainment of age 80 or reaching the cap (equal to 3 times all premium payment and credits, as reduced by adjustments for withdrawals)and thereafter at 0%, and

    2) the cap.

Withdrawals of up to 7% per year of cumulative premiums and premium credits are referred to as special withdrawals. Special withdrawals reduce the 7% Solution Minimum Guaranteed Death Benefit by the amount of contract value withdrawn. For any withdrawals in excess of the amount available as a special withdrawal, a pro-rata adjustment to the 7% Solution Minimum Guaranteed Death Benefit is made. The amount of the pro-rata adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by (c): where (a) is the 7% Solution Minimum Guaranteed Death Benefit for Non-Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Non-Special Funds before the withdrawal. The amount of the pro-rata adjustment for withdrawals from Special Funds will equal (a) times (b) divided by (c): where (a) is the 7% Solution Minimum Guaranteed Death Benefit for Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Special Funds before the withdrawal.

Transfers from Special to Non-Special Funds will reduce the 7% Solution Minimum Guaranteed Death Benefit and the cap for Special Funds on a pro-rata basis. The resulting increase in the 7% Solution Minimum Guaranteed Death Benefit in the Non-Special Funds will equal the lesser of the reduction in the 7% Solution Minimum Guaranteed Death Benefit in the Special Funds and the contract value transferred. The increase in the cap for Non-Special Funds will equal the reduction in the cap for Special Funds.

Transfers from Non-Special to Special Funds will reduce the 7% Solution Minimum Guaranteed Death Benefit and the cap in the Non-Special Funds on a pro-rata basis. The resulting increase in the 7% Solution Minimum Guaranteed Death Benefit and the cap for the Special Funds will equal the reduction in the 7% Solution Minimum Guaranteed Death Benefit and the cap for the Non-Special Funds.

The ANNUAL RATCHET ENHANCED DEATH BENEFIT equals the greater of:

    1) the Standard Death Benefit; and

    2) the sum of the contract value allocated to Special Funds and the Annual Ratchet Minimum Guaranteed Death Benefit allocated to Non-Special Funds, less any credits added within 1 year prior to death.

The Annual Ratchet Minimum Guaranteed Death Benefit equals:

    1) the initial premium, plus credit, allocated at issue to Special and Non-Special Funds, respectively;

PP4-108199                          42

    2) increased dollar for dollar by any premium, plus credits, allocated after issue to Special and Non-Special funds, respectively;

    3) for Non-Special Funds, adjusted on each anniversary prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds from the prior anniversary (adjusted for new premiums, partial withdrawals allocated to Non-Special Funds, and transfers between Special and Non-Special Funds) and the current contract value allocated to Non-Special Funds;

    4) for Special Funds, adjusted on each anniversary prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds from the prior anniversary (adjusted for new premiums, partial withdrawals allocated to Special Funds, and transfers between Special and Non-Special Funds) and the current contract value allocated to Special Funds.

Withdrawals reduce the Annual Ratchet Minimum Guaranteed Death Benefit on a pro-rata basis, based on the amount withdrawn from the Special and Non-Special Funds, respectively. The amount of the pro-rata adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by
(c): where (a) is the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Non-Special Funds before withdrawal. The amount of the pro-rata adjustment for Special Funds will equal (a) times (b) divided by (c): where (a) is the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Special Funds before the withdrawal.

Transfers from Special to Non-Special Funds will reduce the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds on a pro-rata basis. The resulting increase in the Annual Ratchet Minimum Guaranteed Death Benefit in the Non-Special Funds will equal the lesser of the reduction in the Annual Ratchet Minimum Guaranteed Death Benefit in the Special Funds and the contract value transferred.

Transfers from Non-Special to Special Funds will reduce the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds on a pro-rata basis. The resulting increase in the Annual Ratchet Minimum Guaranteed Death Benefit for the Special Funds will equal the reduction in the Annual Ratchet Minimum Guaranteed Death Benefit for the Non-Special Funds.

The MAX 7 ENHANCED DEATH BENEFIT equals the greater of the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit.

Under this benefit option, the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit are calculated in the same manner as if each were the elected benefit.

Note:     In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

DEATH BENEFIT DURING THE INCOME PHASE
If any contract owner or the annuitant dies after the annuity start date, the Company will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.

CONTINUATION AFTER DEATH -- SPOUSE
If at the contract owner's death, the surviving spouse of the deceased contract owner is the beneficiary and such surviving spouse elects to continue the contract as his or her own the following will apply:
If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. Such addition will be allocated to the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the addition will be allocated to the Liquid Asset subaccount, or its successor.

PP4-108199                          43

The death benefits under each of the available options will continue as described below, based on the surviving spouse's age on the date that ownership changes:

    1) Standard Death Benefit: If the surviving spouse is attained age 85 or under, the minimum guaranteed death benefit will continue. If he or she is over age 85, the death benefit will equal the contract value.

    2) Annual Ratchet Death Benefit: If the surviving spouse is attained age 79 or under, the annual ratchet death benefit will continue (or resume, if the deceased owner had already attained age 90), until the surviving spouse reaches age 90. If he or she is between age 80 and 85, the death benefit becomes the Standard Death Benefit. If the surviving spouse is over age 85, the death benefit will equal the contract value.

    3) 7% Solution Death Benefit: If the surviving spouse is attained age 79 or under, the 7% Solution death benefit will continue to accumulate until the surviving spouse attains age 80. If he or she is between age 80 and 85, the death benefit becomes the Standard Death Benefit. If the surviving spouse is over age 85, the death benefit will equal the contract value.

    4) Max 7 Death Benefit: The Annual Ratchet and 7% Solution death benefit components will each be determined independently, as described above.

At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner will be waived. Any premiums paid later will be subject to any applicable surrender charge.

This addition to contract value is available only to the spouse of the owner as of the date of death of the owner if such spouse under the provisions of the contract elects to continue the contract as his or her own.

CONTINUATION AFTER DEATH -- NON SPOUSE
If the beneficiary or surviving joint owner is not the spouse of the owner, the contract may continue in force subject to the required distribution rules of the Internal Revenue Code (the "Code"). See next section.

REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH
We will not allow any payment of benefits provided under a non-qualified Contract which do not satisfy the requirements of Section 72(s) of the Code.

If any contract owner of a non-qualified Contract dies before the annuity start date, the death benefit payable to the beneficiary will be distributed as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (1) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (2) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (3) all rights and privileges granted by the Contract or allowed by Golden American will belong to the spouse as contract owner of the Contract. This election will be deemed to have been made by the spouse if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is a nonspouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

If we do not receive an election from a non-spouse owner's beneficiary within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash

PP4-108199                          44
payment within five years from date of death. We will determine the death benefit as of the date we receive proof of death. We will make payment of the proceeds on or before the end of the 5-year period starting on the owner's date of death. Such cash payment will be in full settlement of all our liability under the Contract.

If a contract owner dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect. All of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If the Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner and the surviving joint owner will become the contract owner of the Contract. If any contract owner is not an individual, the death of an annuitant shall be treated as the death of a contract owner.


--------------------------------------------------------------------------------
                            CHARGES AND FEES
--------------------------------------------------------------------------------

We deduct the charges described below to cover our cost and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administrating the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a charge will not always correspond to the actual costs associated. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. In the event there are any profits from fees and charges deducted under the Contract, we may use such profits to finance the distribution of contracts.

CHARGE DEDUCTION SUBACCOUNT
You may elect to have all charges against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the Liquid Asset subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, the charges will be deducted as discussed below. You may cancel this option at any time by sending satisfactory notice to our Customer Service Center.

CHARGES DEDUCTED FROM THE CONTRACT VALUE
We deduct the following charges from your contract value:

  SURRENDER CHARGE. We will deduct a contingent deferred sales charge (a "surrender charge") if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 9-year period from the date we receive and accept a premium payment. The surrender charge is based on a percentage of each premium payment withdrawn. This charge is intended to cover sales expenses that we have incurred. We may in the future reduce or waive the surrender charge in certain situations and will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment withdrawn as follows:

     COMPLETE YEARS ELAPSED       0 | 1 | 2 | 3 | 4 | 5 | 6 | 7 | 8 | 9+
          SINCE PREMIUM PAYMENT     |   |   |   |   |   |   |   |   |
     SURRENDER CHARGE             8%| 8%| 8%| 8%| 7%| 6%| 5%| 3%| 1%| 0%

  WAIVER OF SURRENDER CHARGE FOR EXTENDED MEDICAL CARE. We will waive the surrender charge in most states in the following events: (i) you begin receiving qualified extended medical care on or after the first contract anniversary for at least 45 days during a 60 day period and your request for the surrender or withdrawal, together with all required documentation is received at our Customer Service Center during the term of your care or within 90 days after the last day of your care; or (ii) you are first diagnosed by a

PP4-108199                          45
qualifying medical professional, on or after the first contract anniversary, as having a qualifying terminal illness. We have the right to require an examination by a physician of our choice. If we require such an examination, we will pay for it. You are required to send us satisfactory written proof of illness. See your Contract for more information. The waiver of surrender charge may not be available in all states. If we waive the surrender charge, we will deduct any credit added to your contract value within 1 year of the withdrawal, and we will not add any additional credit to any additional premium you pay on or after the date of any such waiver.

  FREE WITHDRAWAL AMOUNT. The Free Withdrawal Amount in any contract year is 10% of your contract value on the date of withdrawal less any withdrawals during that contract year.

  SURRENDER CHARGE FOR EXCESS WITHDRAWALS. We will deduct a surrender charge for excess withdrawals. We consider a withdrawal to be an "excess withdrawal" when the amount you withdraw in any contract year exceeds the Free Withdrawal Amount. Where you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax. We will deduct such charges from the contract value in proportion to the contract value in each subaccount or Fixed Interest Allocation from which the excess withdrawal was taken. In instances where the excess withdrawal equals the entire contract value in such subaccounts or Fixed Interest Allocations, we will deduct charges proportionately from all other subaccounts and Fixed Interest Allocations in which you are invested.
ANY WITHDRAWAL FROM A FIXED INTEREST ALLOCATION MORE THAN 30 DAYS BEFORE ITS MATURITY DATE WILL TRIGGER A MARKET VALUE ADJUSTMENT.

For the purpose of calculating the surrender charge for an excess withdrawal: a) we treat premiums as being withdrawn on a first-in, first-out basis; and b) amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments. We have included an example of how this works in Appendix C. Although we treat premium payments as being withdrawn before earnings for purpose of calculating the surrender charge for excess withdrawals, the federal tax law treats earnings as withdrawn first.

  PREMIUM TAXES. We may make a charge for state and local premium taxes depending on your state of residence. The tax can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence. We deduct the premium tax from your contract value (or from the MGIB Base, if exercised) on the annuity start date. However, some jurisdictions impose a premium tax at the time that initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract, when you take an excess withdrawal or on the annuity start date.

  ADMINISTRATIVE CHARGE. We deduct an annual administrative charge on each Contract anniversary, or if you surrender your Contract prior to a Contract anniversary, at the time we determine the cash surrender value payable to you. The amount deducted is $40 per Contract. This charge is waived if your contract value is $100,000 or more at the end of a contract year or the total of your premium payments is $100,000 or more or under other conditions established by Golden American. We deduct the charge proportionately from all subaccounts in which you are invested.
If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

  TRANSFER CHARGE. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. If such a charge is assessed, we would deduct the charge from the subaccounts and the Fixed Interest Allocations from which each such transfer is made in proportion to the amount being transferred from each such subaccount and Fixed Interest Allocation unless you have chosen to have all charges deducted from a single subaccount. The charge will not apply to any transfers due to the election of dollar cost averaging,

PP4-108199                          46
automatic rebalancing and transfers we make to and from any subaccount specially designated by the Company for such purpose.
Charges Deducted from the Subaccounts


  MORTALITY AND EXPENSE RISK CHARGE. The mortality and expense risk charge is deducted each business day. The amount of the mortality and expense risk charge depends on the death benefit you have elected. The charge is deducted on each business day based on the assets you have in each subaccount. The charge for each death benefit option, on an annual basis, is equal to 1.30% for the Standard Death Benefit, 1.55% for the Annual Ratchet Enhanced Death Benefit, 1.65% for the 7% Solution Enhanced Death Benefit or 1.75% for the Max 7 Enhanced Death Benefit, of the assets you have in each subaccount. The charge is deducted each business day at the rate of .003585% (Standard), .004280% (Annual Ratchet),
 .004558% (7% Solution), or .004837% (Max 7), respectively, for each day since the previous business day.


  ASSET-BASED ADMINISTRATIVE CHARGE. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount. The charge is deducted on each business day at the rate of .000411% for each day since the previous business day. This charge is deducted daily from your assets in each subaccount.

OPTIONAL RIDER CHARGES
Subject to state availability, you may purchase one of three optional benefit riders that you may elect at issue. So long as the rider is in effect, we will deduct a separate quarterly charge for each optional benefit rider through a pro rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccount, we will deduct the charges from your Fixed Interest Allocations nearest their maturity date. We deduct each rider charge on each quarterly contract anniversary in arrears, meaning the first charge will be deducted on the first quarterly anniversary following the rider date. For a description of the riders and the defined terms used in connection with the riders, see "The Annuity Contract -- Optional Riders."

  MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB). The quarterly charge for the MGAB rider is as follows:

        Waiting Period     Quarterly Charge
        --------------     ----------------
        10 Year.........   0.125% of the MGAB Charge Base (0.50% annually)
        20 Year.........   0.125% of the MGAB Charge Base (0.50%annually)


The MGAB Charge Base is the total of (i) the MGAB Base on the rider date, and (ii) premiums and credits during the 2-year period commencing on the rider date, reduced pro rata for withdrawals and reduced for transfers made within the last 3 years prior to the MGAB Benefit Date. We will deduct charges only during your ten-year or twenty-year waiting period, as applicable. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and MGAB Charge Base immediately prior to the surrender or annuitization. The MGAB Charge Base is adjusted for transfers between Special and Non-Special Funds.


  MINIMUM GUARANTEED INCOME BENEFIT (MGIB). The quarterly charge for the MGIB rider is as follows:

        MGIB Rate          Quarterly Charge
        ---------          ----------------
        7%...........      0.125% of the MGIB Charge Base (0.50% annually)

The MGIB Charge Base is the total of premiums paid and credits added more than 5 years before the earliest MGIB Benefit Date, reduced pro rata for all withdrawals taken while the MGIB rider is in effect, and accumulated at the MGIB Rate (7%) . If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and your MGIB Charge Base immediately prior to the surrender or annuitization. The MGIB Charge Base is adjusted for transfers between Special and Non-Special Funds.


PP4-108199                          47

  MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB). The quarterly charge for the MGWB rider is 0.125% (0.50% annually) of the original MGWB Eligible Payment Amount. The original MGWB Eligible Payment Amount is equal to all premiums paid and credits added during the first two contract years following the rider date. When we calculate the MGWB rider charge, we do not reduce the Eligible Payment Amount by the amount of any withdrawals taken while the MGWB rider is in effect. We will deduct charges only during the period before your Contract's Automatic Periodic Benefit Status. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and your original MGWB Eligible Payment Amount, and applicable credits, immediately prior to the surrender or annuitization.

TRUST EXPENSES
There are fees and charges deducted from each investment portfolio of the Trusts. Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, three portfolios deduct 12b-1 fees. For 1999, total portfolio fees and charges ranged from 0.56% to 1.75%. See "Fees and Expenses" in this prospectus.

Additionally, we may receive compensation from the investment advisers, administrators or distributors of the portfolios in connection with administrative, distribution, or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract. Some advisers, administrators or distributors may pay us more than others.


--------------------------------------------------------------------------------
                           THE ANNUITY OPTIONS
--------------------------------------------------------------------------------

ANNUITIZATION OF YOUR CONTRACT
If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. We will make these payments under the annuity option you chose. You may change an annuity option by making a written request to us at least 30 days before the annuity start date. The amount of the payments will be determined by applying your contract value, adjusted for any applicable Market Value Adjustment, on the annuity start date in accordance with the annuity option you chose. The MGIB annuity benefit may be available if you have purchased the MGIB rider, provided the waiting period and other specified conditions have been met.

You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date. If, at the time of the contract owner's death or the annuitant's death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option within 60 days. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.

For each annuity option we will issue a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios and interest credited to the Fixed Interest Allocations.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Some fixed annuity options provide fixed payments either for a specified period of time or for the life of the annuitant. The amount of life income payments will depend on the form and duration of payments you chose, the age of the annuitant or

PP4-108199                          48
beneficiary (and
gender, where appropriate under applicable law), the total contract value applied to purchase a Fixed Interest Allocation, and the applicable payment rate.

Our approval is needed for any option where:

    (1)The person named to receive payment is other than the contract owner or beneficiary;

    (2)The person named is not a natural person, such as a corporation; or

    (3)Any income payment would be less than the minimum annuity income payment allowed.

SELECTING THE ANNUITY START DATE
You select the annuity start date, which is the date on which the annuity payments commence. The annuity start date must be at least 5 years from the contract date but before the month immediately following the annuitant's 90th birthday, or 10 years from the contract date, if later.

If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.
If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday, or 10 years from the contract date, if later.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. For more information, see "Federal Tax Considerations" and the SAI. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you reach age 70 1/2 or, in some cases, retire. Distributions may be made through annuitization or withdrawals. You should consult a tax adviser for tax advice before investing.

FREQUENCY OF ANNUITY PAYMENTS
You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

THE ANNUITY OPTIONS
We offer the 4 annuity options shown below. Payments under Options 1, 2 and 3 are fixed. Payments under Option 4 may be fixed or variable, although only fixed are currently available. For a fixed annuity option, the contract value in the subaccounts is transferred to the Company's general account.

  OPTION 1. INCOME FOR A FIXED PERIOD. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59 1/2.

  OPTION 2.   INCOME FOR LIFE WITH A PERIOD CERTAIN.  Under this option, we make payments for the life of the annuitant in equal monthly installments and guarantee the income for at least a period certain such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount applied. If the person named lives beyond the guaranteed period, we will continue payments until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person's age on his or her last birthday before the annuity start date. Amounts for ages not shown in the Contract are available if you ask for them.

  OPTION 3.   JOINT LIFE INCOME.  This option is available when there are
2 persons named to determine annuity payments. At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is

PP4-108199                          49
living.  There is no minimum number of
payments. Monthly payment amounts are available if you ask for them.

  OPTION 4. ANNUITY PLAN. Under this option, your contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the 1940 Act, it will comply with the requirements of such Act.

PAYMENT WHEN NAMED PERSON DIES
When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and Golden American. The amounts we will pay are determined as follows:

    (1)For Option 1, or any remaining guaranteed payments under Option 2, we will continue payments. Under Options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. The discount interest rate is never less than 3% for Option 1 and Option 2 per year. We will, however, base the discount interest rate on the interest rate used to calculate the payments for Options 1 and 2 if such payments were not based on the tables in your Contract.

    (2)For Option 3, no amounts are payable after both named persons have died.

    (3)For Option 4, the annuity option agreement will state the amount we will pay, if any.


--------------------------------------------------------------------------------
                        OTHER CONTRACT PROVISIONS
--------------------------------------------------------------------------------

REPORTS TO CONTRACT OWNERS
We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report, including rider charges if you have elected one of the optional riders offered in this prospectus. You have 30 days to notify our Customer Service Center of any errors or discrepancies contained in the report and in any confirmation notice. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

SUSPENSION OF PAYMENTS
The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange is closed; (2) when trading on the New York Stock Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in Separate Account B may not reasonably occur or so that the Company may not reasonably determine the value of Separate Account B's net assets; or (4) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

IN CASE OF ERRORS IN YOUR APPLICATION
If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought at the correct age or gender.

ASSIGNING THE CONTRACT AS COLLATERAL
You may assign a non-qualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment may have federal tax consequences. You should consult a tax adviser for tax advice. You must give us

PP4-108199                          50
satisfactory written notice at our Customer
Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

CONTRACT CHANGES -- APPLICABLE TAX LAW
We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law. You will be given advance notice of such changes.

FREE LOOK
You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value. For purposes of the refund during the free look period, (i) we adjust your contract value for any market value adjustment (if you have invested in the fixed account), (ii) then we exclude any credit initially applied, and (iii) then we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios and the potential positive or negative effect of the market value adjustment, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts may be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Liquid Asset subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and cancellation request. We determine your contract value at the close of business on the day we receive your written request. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

GROUP OR SPONSORED ARRANGEMENTS
For certain group or sponsored arrangements, we may reduce any surrender, administration, and mortality and expense risk charges. We may also change the minimum initial and additional premium requirements, or offer an alternative or reduced death benefit.

SELLING THE CONTRACT
Directed Services, Inc. is the principal underwriter and distributor of the Contract as well as for other contracts issued through Separate Account B and other separate accounts of Golden American. We pay Directed Services for acting as principal underwriter under a distribution agreement which in turn pays the writing agent. The principal address of Directed Services is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

Directed Services enters into sales agreements with broker-dealers to sell the Contracts through registered representatives who are licensed to sell securities and variable insurance products. These broker-dealers are registered with the SEC and are members of the National Association of Securities Dealers, Inc. Directed Services receives a maximum of 6% commission, and passes through 100% of the commission to the broker-dealer whose registered representative sold the contract.

PP4-108199                          51

--------------------------------------------------------------------------------
                            UNDERWRITER COMPENSATION
--------------------------------------------------------------------------------
   NAME OF PRINCIPAL        AMOUNT OF COMMISSION TO             OTHER
      UNDERWRITER                   BE PAID                  COMPENSATION
Directed Services, Inc.         Maximum of 6.0%          Reimbursement of any
                                of any initial             covered expenses
                                 or additional                 incurred
                               premium payments             by registered
                                 except when              representatives
                                   combined                 in connection
                               with some annual                with the
                              trail commissions.             distribution
                                                           of the Contracts.
--------------------------------------------------------------------------------


Certain sales agreements may provide for a combination of a certain percentage of commission at the time of sale and an annual trail commission (which when combined could exceed 6% of total premium payments).

We do not pay any additional commissions on the sale or exercise of any of the optional benefit riders offered in this prospectus.


--------------------------------------------------------------------------------
                            OTHER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS
We will vote the shares of a Trust owned by Separate Account B according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that subaccount. We will also vote shares we hold in Separate Account B which are not attributable to contract owners in the same proportion.

STATE REGULATION
We are regulated by the Insurance Department of the State of Delaware. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS
The Company, like other insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. We believe that currently there are no pending or threatened lawsuits that are reasonably likely to have a materially adverse impact on the Company or Separate Account B.

PP4-108199                          52

LEGAL MATTERS
The legal validity of the Contracts was passed on by Myles R. Tashman, Esquire, Executive Vice President, General Counsel and Secretary of Golden American. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to federal securities laws.

EXPERTS
The audited financial statements of Golden American and Separate Account B appearing in this prospectus or in the SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing in this prospectus or in the SAI and in the Registration Statement and are included or incorporated by reference in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


--------------------------------------------------------------------------------
                       FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following summary provides a general description of the federal income tax considerations associated with this Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not make any representations as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the IRS.

TYPES OF CONTRACTS:  NON-QUALIFIED OR QUALIFIED
The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS
  DIVERSIFICATION REQUIREMENTS. The Code requires that the investments of a variable account be "adequately diversified" in order for non-qualified Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that Separate Account B, through the subaccounts, will satisfy these diversification requirements.

  INVESTOR CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer contract values, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give contract owners investment control over Separate Account B assets, we reserve the right to modify the Contracts as necessary to prevent a contract owner from being treated as the owner of the Separate Account B assets supporting the Contract.

PP4-108199                          53

  REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from non-qualified contracts.

Other rules may apply to Qualified Contracts.

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

TAX TREATMENT OF ANNUITIES
  IN GENERAL. We believe that if you are a natural person you will generally not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. (For these purposes, the agreement to assign or pledge any portion of the contract value, and, in the case of a qualified Contract, any portion of an interest in the qualified plan, generally will be treated as a distribution.)

TAXATION OF NON-QUALIFIED CONTRACTS
  NON-NATURAL PERSON. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

  WITHDRAWALS. When a withdrawal from a non-qualified Contract occurs (including amounts paid to you under the MGWB rider), the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the Contract at that time. Credits constitute earnings (not premiums) for federal tax purposes and are not included in the owner's investment in the Contract. The tax treatment of market value adjustments is uncertain. You should consult a tax adviser if you are considering taking a withdrawal from your Contract in circumstances where a market value adjustment would apply. In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the Contract.

  PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a non-qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

    o  made on or after the taxpayer reaches age 59 1/2;

    o  made on or after the death of a contract owner;

    o  attributable to the taxpayer's becoming disabled; or

    o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

PP4-108199                          54

  ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

  TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

  TRANSFERS, ASSIGNMENTS, EXCHANGES AND ANNUITY DATES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an annuitant, the selection of certain dates for commencement of the annuity phase, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, assignment or exchange, should consult a tax adviser as to the tax consequences.

  WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

  MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS
The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

  DISTRIBUTIONS. Annuity payments are generally taxed in the same manner as under a non-qualified Contract. When a withdrawal from a qualified Contract occurs, a pro rata portion of the amount received is taxable, generally based on the ratio of the contract owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract) to the participant's total accrued benefit balance under the retirement plan. For qualified Contracts, the investment in the Contract can be zero. For Roth IRAs, distributions are generally not taxed, except as described below.

For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death.

PP4-108199                          55

  WITHHOLDING. Distributions from certain qualified plans generally are subject to withholding for the contract owner's federal income tax liability. The withholding rates vary according to the type of distribution and the contract owner's tax status. The contract owner may be provided the opportunity to elect not to have tax withheld from distributions. "Eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions that are required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the contract owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

Brief descriptions of the various types of qualified retirement plans in connection with a Contract follow. We will endorse the Contract as necessary to conform it to the requirements of such plan.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

INDIVIDUAL RETIREMENT ANNUITIES
Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" or transferred on a tax-deferred basis into an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

ROTH IRA
Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

TAX SHELTERED ANNUITIES
Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

PP4-108199                          56

ENHANCED DEATH BENEFIT
The Contract includes an Enhanced Death Benefit that in some cases may exceed the greater of the premium payments or the contract value. The IRS has not ruled whether an Enhanced Death Benefit could be characterized as an incidental benefit, the amount of which is limited in any Code section 401(a) pension or profit-sharing plan or Code section 403(b) tax-sheltered annuity. Employers using the Contract may want to consult their tax adviser regarding such limitation. Further, the Internal Revenue Service has not addressed in a ruling of general applicability whether a death benefit provision such as the Enhanced Death Benefit provision in the Contract comports with IRA or Roth IRA qualification requirements. A tax advisor should be consulted.

OTHER TAX CONSEQUENCES
As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION
Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

PP4-108199                          57

                   This page intentionally left blank.

--------------------------------------------------------------------------------
                   STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


Table of Contents

      ITEM                                                PAGE
      Introduction                                           1
      Description of Golden American Life Insurance Company  1
      Safekeeping of Assets                                  1
      The Administrator                                      1
      Independent Auditors                                   1
      Distribution of Contracts                              1
      Performance Information                                2
      IRA Partial Withdrawal Option                         10
      Other Information                                     11
      Financial Statements of Separate Account B            11














PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THE PROSPECTUS. SEND THE FORM TO OUR CUSTOMER SERVICE CENTER AT THE ADDRESS SHOWN ON THE PROSPECTUS COVER.
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT B.

Please Print or Type:

               __________________________________________________
               NAME

               __________________________________________________
               SOCIAL SECURITY NUMBER

               __________________________________________________
               STREET ADDRESS

               __________________________________________________
               CITY, STATE, ZIP



108199   Premium Plus-4   (10/00)
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _


PP4-108199                          105

                   This page intentionally left blank.

--------------------------------------------------------------------------------
                               APPENDIX A
--------------------------------------------------------------------------------

                     CONDENSED FINANCIAL INFORMATION

Except for the Asset Allocation Growth, Diversified Mid-Cap, Growth and Income, Special Situations, Investors, Large Cap Value, All Cap, Managed Global, the ING Global Brand Names, Prudential Jennison and the SP Jennison International Growth subaccounts which did not commence operations as of December 31, 1999, the following tables give (1) the accumulation unit value ("AUV"), (2) the total number of accumulation units, and (3) the total accumulation unit value, for each subaccount of Golden American Separate Account B available under the Contract for the indicated periods. The date on which the subaccount became available to investors and the starting accumulation unit value are indicated on the last row of each table.


LIQUID ASSET

---------------------------------------------------------------------------------------------------------------------
                             STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
---------------------------------------------------------------------------------------------------------------------
                                   TOTAL # OF                                          TOTAL # OF
                                  ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT          UNITS AT           TOTAL
                YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
               AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
               FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
 1999               $14.79          7,150,254        $105,783          $14.55           4,223,787         $61,465
 1998                14.33          1,185,641          16,985           14.11             839,093          11,842
 1997                13.83            131,429           1,818           13.65              61,012             846
 10/1/97             13.71                 --              --           13.53                  --              --
----------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT
------------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------
 1999               $14.29         10,661,158         $152,353
 1998                13.88          2,967,968           41,195
 1997                13.44            298,288            4,009
 10/1/97             13.33                 --               --
------------------------------------------------------------------

LIMITED MATURITY BOND

---------------------------------------------------------------------------------------------------------------------
                             STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
---------------------------------------------------------------------------------------------------------------------
                                   TOTAL # OF                                          TOTAL # OF
                                  ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT          UNITS AT           TOTAL
                YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
               AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
               FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
 1999               $16.72          1,726,180         $28,863          $16.45             863,647         $14,205
 1998                16.77            633,316          10,620           16.52             334,521           5,526
 1997                15.91             16,839             268           15.70              10,105             159
 10/1/97             15.72                 --              --           15.52                  --              --
----------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT
------------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------
 1999               $16.15           2,219,351         $35,848
 1998                16.25             910,113          14,787
 1997                15.47              12,577             195
 10/1/97             15.29                  --              --
------------------------------------------------------------------

GLOBAL FIXED INCOME

---------------------------------------------------------------------------------------------------------------------
                             STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
---------------------------------------------------------------------------------------------------------------------
                                   TOTAL # OF                                          TOTAL # OF
                                  ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT          UNITS AT           TOTAL
                YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
               AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
               FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
 1999               $11.79            439,601          $5,184          $11.70             219,011          $2,562
 1998                13.09            187,670           2,456           13.00              80,199           1,043
 1997                11.87              3,418              41           11.81                 310               4
 10/1/97             11.99                 --              --           11.93                  --              --
----------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT
------------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------
 1999               $11.60             603,046          $6,998
 1998                12.92             180,373           2,330
 1997                11.75               6,455              76
 10/1/97             11.87                  --              --
------------------------------------------------------------------

PP4-108199                             A1



FULLY MANAGED

---------------------------------------------------------------------------------------------------------------------
                             STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
---------------------------------------------------------------------------------------------------------------------
                                   TOTAL # OF                                          TOTAL # OF
                                  ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT          UNITS AT           TOTAL
                YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
               AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
               FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
 1999               $21.65          1,292,419         $27,978          $21.29             988,291         $21,044
 1998                20.53            593,655          12,189           20.23             512,203          10,361
 1997                19.66             36,852             725           19.40              28,440             552
 10/1/97              9.49                 --              --           19.24                  --              --
----------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT
------------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------
 1999               $20.91           3,030,152         $63,363
 1998                19.90           1,673,484          33,294
 1997                19.11             108,003           2,064
 10/1/97             18.96                  --              --
------------------------------------------------------------------

TOTAL RETURN

---------------------------------------------------------------------------------------------------------------------
                             STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
---------------------------------------------------------------------------------------------------------------------
                                   TOTAL # OF                                          TOTAL # OF
                                  ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT          UNITS AT           TOTAL
                YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
               AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
               FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
 1999               $18.06          4,404,186         $79,539          $17.91           2,910,090         $52,124
 1998                17.72          1,708,118          30,264           17.60           1,404,222          24,713
 1997                16.02             54,291             874           16.02              25,888             415
 10/1/97             16.10                 --              --           15.75                  --              --
----------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT
------------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------
 1999               $17.77           8,891,632        $158,001
 1998                17.49           3,742,869          65,449
 1997                15.94             147,659           2,354
 10/1/97             15.68                  --              --
------------------------------------------------------------------

EQUITY INCOME

---------------------------------------------------------------------------------------------------------------------
                             STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
---------------------------------------------------------------------------------------------------------------------
                                   TOTAL # OF                                          TOTAL # OF
                                  ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT          UNITS AT           TOTAL
                YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
               AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
               FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
 1999               $21.47          1,085,728         $23,316          $21.12             617,614         $13,046
 1998                21.94            257,646           5,652           21.61             207,605           4,486
 1997                20.55             26,372             542           20.28              13,243             269
 10/1/97             20.55                 --              --           20.29                  --              --
----------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT
------------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------
 1999               $20.74           2,236,042         $46,384
 1998                21.26             713,431          15,164
 1997                19.97              35,002             699
 10/1/97             19.99                  --              --
------------------------------------------------------------------

VALUE EQUITY

---------------------------------------------------------------------------------------------------------------------
                             STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
---------------------------------------------------------------------------------------------------------------------
                                   TOTAL # OF                                          TOTAL # OF
                                  ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT          UNITS AT           TOTAL
                YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
               AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
               FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
 1999               $18.14            859,962         $15,603          $18.01             767,525         $13,823
 1998                18.31            491,538           8,998           18.20             470,129           8,556
 1997                18.28             28,327             518           18.20              40,454             736
 10/1/97             18.85                 --              --           18.78                  --              --
----------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT
------------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------
 1999               $17.84            1,901,397        $33,924
 1998                18.06            1,161,575         20,974
 1997                18.09              117,054          2,117
 10/1/97             18.67                   --             --
------------------------------------------------------------------

PP4-108199                             A2



RISING DIVIDENDS

---------------------------------------------------------------------------------------------------------------------
                             STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
---------------------------------------------------------------------------------------------------------------------
                                   TOTAL # OF                                          TOTAL # OF
                                  ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT          UNITS AT           TOTAL
                YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
               AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
               FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
 1999               $25.83          3,855,308         $99,594          $25.59           3,388,151         $86,710
 1998                22.61          1,802,632          40,757           22.43           1,454,269          32,624
 1997                20.09             50,068           1,006           19.96              34,332             685
 10/1/97             19.30                 --              --           19.19                  --              --
----------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT
------------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------
 1999               $25.31           9,238,054        $233,848
 1998                22.22           4,169,562          92,659
 1997                19.81             169,648           3,360
 10/1/97             19.05                  --              --
------------------------------------------------------------------

RESEARCH

---------------------------------------------------------------------------------------------------------------------
                             STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
---------------------------------------------------------------------------------------------------------------------
                                   TOTAL # OF                                          TOTAL # OF
                                  ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT          UNITS AT           TOTAL
                YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
               AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
               FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
 1999               $28.04          3,732,084        $104,644          $27.80           3,987,090        $110,860
 1998                22.89          1,882,609          43,093           22.73           1,664,084          37,830
 1997                18.87             58,635           1,106           18.77              29,908             561
 10/1/97             19.33                 --              --           19.24                  --              --
----------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT
------------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------
 1999               $27.58           7,961,890        $219,621
 1998                22.59           3,540,785          79,977
 1997                18.67             154,878           2,892
 10/1/97             19.15                  --              --
------------------------------------------------------------------

CAPITAL APPRECIATION

---------------------------------------------------------------------------------------------------------------------
                             STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
---------------------------------------------------------------------------------------------------------------------
                                   TOTAL # OF                                          TOTAL # OF
                                  ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT          UNITS AT           TOTAL
                YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
               AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
               FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
 1999               $30.11         1,321,446          $39,790          $29.77           1,332,081         $39,650
 1998                24.50           552,738           13,542           24.26             436,641          10,591
 1997                22.05            12,122              267           21.87              20,531             449
 10/1/97             21.95                --               --           21.78                  --              --
----------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT
------------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------
 1999               $29.38          3,502,726         $102,900
 1998                23.98            996,496           23,892
 1997                21.65             66,918            1,449
 10/1/97             21.57                 --               --
------------------------------------------------------------------

CAPITAL GROWTH

---------------------------------------------------------------------------------------------------------------------
                             STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
---------------------------------------------------------------------------------------------------------------------
                                   TOTAL # OF                                          TOTAL # OF
                                  ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT          UNITS AT           TOTAL
                YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
               AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
               FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
 1999               $21.06          3,183,975         $67,052          $20.94           3,036,436         $63,576
 1998                17.01          1,393,674          23,707           16.94           1,251,474          21,197
 1997                15.41            101,866           1,569           15.36             160,843           2,471
 10/1/97             15.99                 --              --           15.95                  --              --
----------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT
------------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------
 1999               $20.82            7,329,545       $152,590
 1998                16.87            2,660,020         44,867
 1997                15.32              246,159          3,772
 10/1/97             15.92                   --             --
------------------------------------------------------------------

PP4-108199                             A3



STRATEGIC EQUITY

---------------------------------------------------------------------------------------------------------------------
                             STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
---------------------------------------------------------------------------------------------------------------------
                                   TOTAL # OF                                          TOTAL # OF
                                  ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT          UNITS AT           TOTAL
                YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
               AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
               FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
 1999               $21.92          1,284,045         $28,148          $21.78           1,027,948         $22,392
 1998                14.23            291,183           4,143           14.16             162,917           2,307
 1997                14.31             13,199             189           14.26              15,985             228
 10/1/97             14.14                 --              --           14.10                  --              --
----------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT
------------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------
 1999               $21.61            2,946,931        $63,695
 1998                14.07              748,842         10,538
 1997                14.20               49,579            704
 10/1/97             14.04                   --             --
------------------------------------------------------------------

MID-CAP GROWTH

---------------------------------------------------------------------------------------------------------------------
                             STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
---------------------------------------------------------------------------------------------------------------------
                                   TOTAL # OF                                          TOTAL # OF
                                  ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT          UNITS AT           TOTAL
                YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
               AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
               FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
 1999               $39.59          2,679,145        $106,080          $39.34           1,972,481         $77,589
 1998                22.43            871,756          19,550           22.31             523,815          11,688
 1997                18.52             35,953             666           18.45              13,732             253
 10/1/97             18.94                 --              --           18.88                  --              --
----------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT
------------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------
 1999               $39.02           4,341,508        $169,421
 1998                22.17           1,207,879          26,779
 1997                18.36              48,168             885
 10/1/97             18.79                  --              --
------------------------------------------------------------------

SMALL CAP

---------------------------------------------------------------------------------------------------------------------
                             STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
---------------------------------------------------------------------------------------------------------------------
                                   TOTAL # OF                                          TOTAL # OF
                                  ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT          UNITS AT           TOTAL
                YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
               AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
               FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
 1999               $22.82          2,787,333         $63,611          $22.68           1,823,715         $41,368
 1998                15.37          1,029,412          15,820           15.30             594,716           9,098
 1997                12.88             58,584             755           12.84              20,111             258
 10/1/97             13.85                 --              --           13.82                  --              --
----------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT
------------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------
 1999               $22.55           3,575,459         $80,614
 1998                15.23           1,273,236          19,390
 1997                12.81              99,963           1,280
 10/1/97             13.78                  --              --
------------------------------------------------------------------

GROWTH

---------------------------------------------------------------------------------------------------------------------
                             STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
---------------------------------------------------------------------------------------------------------------------
                                   TOTAL # OF                                          TOTAL # OF
                                  ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT          UNITS AT           TOTAL
                YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
               AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
               FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
 1999               $28.62          8,941,918        $255,925          $28.46           6,570,102        $186,953
 1998                16.29          1,521,473          24,792           16.22             797,510          12,940
 1997                13.03             97,853           1,275           12.99              34,329             446
 10/1/97             15.18                 --              --           15.14                  --              --
----------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT
------------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------
 1999               $28.29          14,909,662        $421,842
 1998                16.16           2,265,343          36,602
 1997                12.96             226,700           2,938
 10/1/97             15.10                  --              --
------------------------------------------------------------------

PP4-108199                             A4



REAL ESTATE

---------------------------------------------------------------------------------------------------------------------
                             STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
---------------------------------------------------------------------------------------------------------------------
                                   TOTAL # OF                                          TOTAL # OF
                                  ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT          UNITS AT           TOTAL
                YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
               AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
               FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
 1999               $20.62            286,539          $5,909          $20.28             155,133          $3,147
 1998                21.74            196,372           4,270           21.42             112,984           2,420
 1997                25.48             10,718             273           25.14               8,060             203
 10/1/97             25.25                 --              --           24.92                  --              --
----------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT
------------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------
 1999               $19.92             532,774         $10,613
 1998                21.07             408,418           8,604
 1997                24.76              44,523           1,102
 10/1/97             24.56                  --              --
------------------------------------------------------------------

HARD ASSETS

---------------------------------------------------------------------------------------------------------------------
                             STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
---------------------------------------------------------------------------------------------------------------------
                                   TOTAL # OF                                          TOTAL # OF
                                  ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT          UNITS AT           TOTAL
                YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
               AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
               FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
 1999               $17.37            130,846          $2,273          $17.09             175,931          $3,006
 1998                14.28             50,015             714           14.07              33,343             469
 1997                20.57              4,291              88           20.29               4,830              98
 10/1/97             24.00                 --              --           23.68                  --              --
----------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT
------------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------
 1999               $16.78             559,019          $9,381
 1998                13.84             205,654           2,846
 1997                19.99              10,671             213
 10/1/97             23.34                  --              --
------------------------------------------------------------------

DEVELOPING WORLD

---------------------------------------------------------------------------------------------------------------------
                             STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
---------------------------------------------------------------------------------------------------------------------
                                   TOTAL # OF                                          TOTAL # OF
                                  ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT          UNITS AT           TOTAL
                YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
               AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
               FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
 1999               $11.61          1,294,269         $15,027          $11.58             620,258          $7,181
 1998                 7.28            131,499             958            7.27              31,253             227
 2/19/98             10.00                 --              --           10.00                  --              --
----------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT
------------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------
 1999               $11.54           1,334,812         $15,410
 1998                 7.26             111,256             808
 2/19/98                --                  --              --
------------------------------------------------------------------

PIMCO HIGH YIELD BOND

---------------------------------------------------------------------------------------------------------------------
                             STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
---------------------------------------------------------------------------------------------------------------------
                                   TOTAL # OF                                          TOTAL # OF
                                  ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT          UNITS AT           TOTAL
                YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
               AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
               FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
 1999               $10.24          3,028,750         $31,013          $10.21           1,524,636         $15,572
 1998                10.08            872,132           8,791           10.07             424,746           4,277
 5/1/98              10.00                 --              --           10.00                  --              --
----------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT
------------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------
 1999               $10.19           5,377,440         $54,782
 1998                10.06           1,487,999          14,969
 5/1/98              10.00                  --              --
------------------------------------------------------------------

PP4-108199                             A5



PIMCO STOCKSPLUS GROWTH AND INCOME

---------------------------------------------------------------------------------------------------------------------
                             STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
---------------------------------------------------------------------------------------------------------------------
                                   TOTAL # OF                                          TOTAL # OF
                                  ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT          UNITS AT           TOTAL
                YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
               AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
               FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
 1999               $13.13          2,808,279         $36,875          $13.10           2,387,540         $31,271
 1998                11.11            883,763           9,820           11.10             467,386           5,188
 5/1/98              10.00                 --              --           10.00                  --              --
----------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT
------------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------
 1999               $13.06           7,040,346         $91,978
 1998                11.09           1,878,277          20,828
 5/1/98              10.00                  --              --
------------------------------------------------------------------

INTERNATIONAL EQUITY

---------------------------------------------------------------------------------------------------------------------
                             STANDARD DEATH BENEFIT                           ANNUAL RATCHET DEATH BENEFIT
---------------------------------------------------------------------------------------------------------------------
                                   TOTAL # OF                                          TOTAL # OF
                                  ACCUMULATION                                        ACCUMULATION
                    AUV AT          UNITS AT           TOTAL            AUV AT          UNITS AT           TOTAL
                YEAR END (AND     YEAR END (AND       AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
               AT BEGINNING OF   AT BEGINNING OF     YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
               FOLLOWING YEAR)   FOLLOWING YEAR)  (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
 1999               $15.57          2,749,756         $42,801          $15.59           1,959,322         $30,538
 1998                10.29          1,067,090          10,979           10.32             680,862           7,025
 1997                 9.90             38,652             383            9.95              36,098             359
 10/1/97             11.57                 --              --           11.62                  --              --
----------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------
                        7% SOLUTION ENHANCED DEATH BENEFIT
------------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                    AUV AT           UNITS AT           TOTAL
                 YEAR END (AND     YEAR END (AND        AUV AT
                AT BEGINNING OF   AT BEGINNING OF      YEAR END
                FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------
 1999               $15.50           4,663,701         $72,274
 1998                10.27           1,736,702          17,844
 1997                 9.92              72,955             724
 10/1/97             11.60                  --              --
------------------------------------------------------------------

PP4-108199                             A6

--------------------------------------------------------------------------------
                                   APPENDIX B
--------------------------------------------------------------------------------

                        MARKET VALUE ADJUSTMENT EXAMPLES

EXAMPLE #1: FULL SURRENDER -- EXAMPLE OF A NEGATIVE MARKET VALUE ADJUSTMENT

     Assume $100,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate ("I") of 7%; that a full surrender is requested 3 years into the guaranteed interest period; that the then Index Rate for a 7-year guaranteed interest period ("J") is 8%; and that no prior transfers or withdrawals affecting this Fixed Interest Allocation have been made.

CALCULATE THE MARKET VALUE ADJUSTMENT

1.   The contract value of the Fixed Interest Allocation on the date of
                                            3
     surrender is $124,230 ($100,000 x 1.075 )

2.   N = 2,555 ( 365 x 7 )
                                                         2,555/365
3.   Market Value Adjustment = $124,230 x [((1.07/1.0850)         )-1] = $11,535

      Therefore, the amount paid to you on full surrender ignoring any surrender charge is $112,695 ($124,230 - $11,535).

EXAMPLE #2: FULL SURRENDER -- EXAMPLE OF A POSITIVE MARKET VALUE ADJUSTMENT

     Assume $100,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate ("I") of 7%; that a full surrender is requested 3 years into the guaranteed interest period; that the then Index Rate for a 7-year guaranteed interest period ("J") is 6%; and that no prior transfers or withdrawals affecting this Fixed Interest Allocation have been made.

CALCULATE THE MARKET VALUE ADJUSTMENT

1.   The  contract  value  of the  Fixed  Interest  Allocation  on the  date  of
                                            3
     surrender is $124,230 ($100,000 x 1.075 )

2.   N = 2,555 ( 365 x 7 )
                                                         2,555/365
3.   Market Value Adjustment = $124,230 x [((1.07/1.0650)         )-1] = $4,141

     Therefore, the amount paid to you on full surrender ignoring any surrender charge is $128,371 ($124,230 + $4,141).

EXAMPLE #3: WITHDRAWAL -- EXAMPLE OF A NEGATIVE MARKET VALUE ADJUSTMENT

     Assume $200,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate ("I") of 7%; that a withdrawal of $112,695 is requested 3 years into the guaranteed interest period; that the then Index Rate ("J") for a 7-year guaranteed interest period is 8%; and that no prior transfers or withdrawals affecting this Fixed Interest Allocation have been made.

PP4-108199                             B1

     First calculate the amount that must be withdrawn from the Fixed Interest Allocation to provide the amount requested.

1.   The  contract  value  of the  Fixed  Interest  Allocation  on the  date  of
                                              3
     withdrawal is $248,459 ( $200,000 x 1.075  )

2.   N = 2,555 ( 365 x 7 )

3.   Amount that must be withdrawn =
                                                  2,555/365
                         [$112,695 /((1.07/1.0850)         )] = $124,230

     Then calculate the Market Value Adjustment on that amount.
                                                         2,555/365
4.   Market Value Adjustment = $124,230 x [((1.07/1.0850)         )-1] = $11,535

     Therefore, the amount of the withdrawal paid to you ignoring any surrender charge is $112,695 as requested. The Fixed Interest Allocation will be reduced by the amount of the withdrawal, $112,695, and also reduced by the Market Value Adjustment of $11,535, for a total reduction in the Fixed Interest Allocation of $124,230.

EXAMPLE #4: WITHDRAWAL -- EXAMPLE OF A POSITIVE MARKET VALUE ADJUSTMENT

     Assume $200,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate of 7%; that a withdrawal of $128,371 requested 3 years into the guaranteed interest period; that the then Index Rate ("J") for a 7-year guaranteed interest period is 6%; and that no prior transfers or withdrawals affecting this Fixed Interest Allocation have been made.

     First calculate the amount that must be withdrawn from the Fixed Interest Allocation to provide the amount requested.

1.   The contract value of Fixed Interest Allocation on the date of surrender is
                                3
     $248,459 ( $200,000 x 1.075 )

2.   N = 2,555 ( 365 x 7 )

3.   Amount that must be withdrawn =
                                                   2,555/365
                         [$128,371 / ((1.07/1.0650)         )] = $124,230

     Then calculate the Market Value Adjustment on that amount.
                                                         2,555/365
4.   Market Value Adjustment = $124,230 x [((1.07/1.0650)         )-1] = $4,141

     Therefore, the amount of the withdrawal paid to you ignoring any surrender charge is $128,371, as requested. The Fixed Interest Allocation will be reduced by the amount of the withdrawal, $128,371, but increased by the Market Value Adjustment of $4,141, for a total reduction in the Fixed Interest Allocation of $124,230.

PP4-108199                         B2

--------------------------------------------------------------------------------
                               APPENDIX C
--------------------------------------------------------------------------------


             SURRENDER CHARGE FOR EXCESS WITHDRAWALS EXAMPLE


The following assumes you made an initial premium payment of $10,000 and additional premium payments of $10,000 in each of the second and third contract years, for total premium payments under the Contract of $30,000. It also assumes a withdrawal at the beginning of the fifth contract year of 15% of the contract value of $35,000.
In this example, $3,500 ($35,000 x .10) is the maximum free withdrawal amount that you may withdraw during the contract year without a surrender charge. The total withdrawal would be $5,250 ($35,000 x .15).
Therefore, $1,750 ($5,250 - $3,500) is considered an excess withdrawal of a part of the initial premium payment of $10,000 and would be subject to a 7% surrender charge of $122.50 ($1,750 x .07). This example does not take into account any Market Value Adjustment or deduction of any premium taxes.

PP4-108199                         C1

--------------------------------------------------------------------------------
                               APPENDIX D
--------------------------------------------------------------------------------

               DEATH BENEFITS FOR EXISTING CONTRACT OWNERS

The following is a description of the death benefit options for contract owners who purchased contracts prior to the effective date of this prospectus.

Effective with the date of this prospectus, we will be designating certain investment portfolios as "Excluded Funds". We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact your death benefit. OTHER THAN AS SPECIFIED BELOW, PLEASE SEE THE PROSPECTUS FOR A COMPLETE DESCRIPTION OF YOUR DEATH BENEFIT OPTIONS.

DEATH BENEFIT FOR EXCLUDED FUNDS
For the period of time, and to the extent, that you allocate premium or contract value to Excluded Funds, your death benefit attributable to that allocation will equal the contract value of that allocation. Any guarantee of death benefit in excess of contract value otherwise provided with regard to allocations to Non-Excluded Funds, does not apply to allocations to Excluded Funds. The death benefit provided under the Contract may be reduced to the extent that you allocate premium or contract value to Excluded Funds.

Transfers from Excluded Funds to Non-Excluded funds will reduce all death benefit components for Excluded Funds on a pro-rata basis. Except with respect to any maximum guaranteed death benefit, the resulting increase in the Non-Excluded Funds death benefit component will equal the lesser of the reduction in the death benefit for Excluded Funds and the contract value transferred. With respect to the maximum guaranteed death benefit, where applicable, the resulting increase in the Non-Excluded Funds maximum guaranteed death benefit will equal the reduction in the maximum guaranteed death benefit for Excluded Funds.

Transfers from Non-Excluded Funds to Excluded Funds will reduce the Non-Excluded Funds death benefit components on a pro-rata basis. The resulting increase in the death benefit components of Excluded Funds will equal the reduction in the Non-Excluded Funds death benefit components.

Adjustments for transfers involving both Excluded Funds and Special Funds will be calculated separately from adjustments for transfers involving Excluded Funds and Non-Special Funds, where applicable.

DEATH BENEFIT FOR NON-EXCLUDED FUNDS
Under the STANDARD DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greatest of:

    1) the contract value minus any credits added within 1 year prior to death;

    2) the total premium payments made under the Contract reduced by a pro rata adjustment for any withdrawal;

    3) the cash surrender value; or

    4) the total premium payments plus credits made under the Contract reduced by a pro rata adjustment for any withdrawals, minus any credits added within 1 year prior to death.

Under the 7% SOLUTION ENHANCED DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greatest of:

    1) the contract value minus any credits added within 1 year prior to death;

PP4-108199                         D1

    2) the total premium payments made under the Contract reduced by a pro rata adjustment for any withdrawals;

    3) the cash surrender value; or

    4) the enhanced death benefit minus any credits added within 1 year prior to death, which we determine as follows: we credit interest each business day at the 7% annual effective rate to the enhanced death benefit from the preceding day (which would be the initial premium and the credit added if the preceding day is the contract date), then we add additional premiums paid and credits added since the preceding day, then we adjust for any withdrawals (including any market value adjustment applied to such withdrawal and any associated surrender charges) since the preceding day. Special withdrawals are withdrawals of up to 7% per year of cumulative premiums and premium credits. Special withdrawals shall reduce the 7% Solution Enhanced Death Benefit by the amount of contract value withdrawn. For any withdrawals in excess of the amount available as a special withdrawal, a pro rata adjustment to the death benefit is made. The maximum enhanced death benefit is 3 times all premium payments and credits added, adjusted to reflect withdrawals. Each accumulated initial or additional premium payment and credit will continue to grow at the 7% annual effective rate until the maximum enhanced death is reached or the contract owner attains age 80, if earlier.

      Note for current Special Funds: Certain investment portfolios and the Fixed Account are designated as "Special Funds" for purposes of calculating the 7% Solution Enhanced Death Benefit. In addition to the Fixed Account, the investment portfolios designated currently as Special Funds are the Liquid Asset Portfolio and the Limited Maturity Bond Portfolio. The actual interest rate used for calculating the 7% Solution Enhanced Death Benefit for Special Funds will be the lesser of (1) 7% and (2) the interest rate, positive or negative, providing a yield on the enhanced death benefit for Special Funds equal to the net return for the current valuation period on the contract value allocated to Special Funds. We may, with 30 days notice to you, designate any investment portfolio as a Special Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Thus selecting these investment portfolios and/or the Fixed Account may limit or reduce the enhanced death benefit.

Under the ANNUAL RATCHET ENHANCED DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greatest of:

    1) the contract value minus any credits added within 1 year prior to death;

    2) the total premium payments made under the Contract reduced by a pro rata adjustment for any withdrawal;

    3) the cash surrender value; or

    4) the enhanced death benefit minus any credits added within 1 year prior to death, which is determined as follows: On each contract anniversary that occurs on or before the contract owner turns age 80, we compare the prior enhanced death benefit to the contract value and select the larger amount as the new enhanced death benefit. On all other days, the enhanced death benefit is the following amount: On a daily basis we first take the enhanced death benefit from the preceding day (which would be the initial premium and credit added if the preceding day is the contract date), then we add additional premiums paid and credits added since the preceding day, and then we adjust for any withdrawals on a pro rata basis (including any market value adjustment applied to such withdrawal and any associated surrender charges) since the preceding day. That amount becomes the new enhanced death benefit.

Under the MAX 7 ENHANCED DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greater of the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit.

PP4-108199                         D2

Under this benefit option, the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit are calculated in the same manner as if each were the elected benefit.

Note:     In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

PP4-108199                         D3

--------------------------------------------------------------------------------
                               APPENDIX E
--------------------------------------------------------------------------------

          OPTIONAL RIDER BENEFITS FOR EXISTING CONTRACT OWNERS

The following is a description of the optional rider benefits for contract owners who purchased contracts prior to the effective date of this prospectus.

Effective with the date of this prospectus, we will be designating certain investment portfolios as "Excluded Funds". We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact the benefit under any optional rider that you have elected. IF YOU NEVER INVEST IN EXCLUDED FUNDS, YOUR RIDER BENEFITS WILL BE UNAFFECTED. OTHER THAN AS SPECIFIED BELOW, PLEASE SEE THE PROSPECTUS FOR A COMPLETE DESCRIPTION OF YOUR OPTIONAL RIDER BENEFITS.

OPTIONAL RIDER BENEFITS FOR EXCLUDED FUNDS
For the period of time, and to the extent, that you allocate premium or contract value to Excluded Funds, any guarantee of an optional rider benefit does not apply to those amounts. The optional rider benefit provided under the Contract may be reduced to the extent that you allocate premium or contract value to Excluded Funds.

For each rider benefit component contained in your rider, a corresponding component will be created for allocations to Excluded Funds. Transfers from Excluded Funds to Non-Excluded funds will reduce all rider benefit components for Excluded Funds on a pro-rata basis. Except with respect to any maximum guaranteed rider benefit, the resulting increase in the Non-Excluded Funds rider benefit component will equal the lesser of the reduction in the rider benefit component for Excluded Funds and the contract value transferred. With respect to the maximum guaranteed benefit, where applicable, the resulting increase in the Non-Excluded Funds maximum guaranteed benefit will equal the reduction in the maximum guaranteed benefit for Excluded Funds.

Transfers from Non-Excluded Funds to Excluded Funds will reduce the Non-Excluded Funds rider benefit component on a pro-rata basis. The resulting increase in the rider benefit components of Excluded Funds will equal the reduction in the Non-Excluded Funds benefit.

Adjustments for transfers involving both Excluded Funds and Special Funds will be calculated separately from adjustments for transfers involving Excluded Funds and Non-Special Funds, where applicable.

OPTIONAL RIDER BENEFIT FOR NON-EXCLUDED FUNDS
A. MINIMUM GUARANTEED ACCUMULATION BENEFIT ("MGAB"). We calculate your MGAB as follows:

    1. WE FIRST DETERMINE YOUR MGAB BASE. The MGAB Base is only a calculation used to determine the MGAB. The MGAB Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.
       If you purchased the MGAB rider on the contract date, and

       (i) elected the ten-year option, your MGAB Base is equal to your initial premium and credit, plus any additional premium and credit added to your Contract during the 2-year period after your rider date, reduced pro rata for any withdrawals and reduced for any transfers made within the last 3 years prior to the MGAB Benefit Date; or
       (ii) elected the twenty-year option, except for the Special Funds which require special calculations, your MGAB Base is equal to your initial premium and credit, plus any additional premium and credit added to your Contract during the 2-year period after your contract date, accumulated at

PP4-108199                         E1
            the MGAB Base Rate, reduced pro rata
            for any withdrawals and reduced for any transfers made within the last 3 years prior to the MGAB Benefit Date. The MGAB Base Rate for allocations other than allocations to the Special Funds is the annual effective rate of 3.5265%. Accumulation of eligible additional premiums starts on the date the premium was received.

            ONLY PREMIUMS AND CREDITS ADDED TO YOUR CONTRACT DURING THE 2-YEAR PERIOD AFTER YOUR RIDER DATE ARE INCLUDED IN THE MGAB BASE. ANY ADDITIONAL PREMIUM PAYMENTS YOU ADDED TO YOUR CONTRACT AFTER THE SECOND RIDER ANNIVERSARY ARE NOT INCLUDED IN THE MGAB BASE. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary.

            If you purchased the MGAB rider after the contract date, your MGAB Base is equal to your contract value on the rider date, plus premiums and credits added during the 2-year period after your rider date. Withdrawals taken while the MGAB rider is in effect, as well as transfers made within 3 years prior to the MGAB Benefit Date, will reduce the value of your MGAB Base pro rata. This means that the MGAB Base (and the MGAB Charge Base) will be reduced by the same percent as the percent of contract value that was withdrawn (or transferred). We will look to your contract value immediately before the withdrawal or transfer when we determine this percent.

            For any Special Fund under the twenty-year option, if the actual interest credited to and/or the investment earnings of the contract value allocated to the Special Fund over the calculation period is less than the amount calculated under the formula above, that lesser amount becomes the increase in your MGAB Base for the Special Fund for that period. THE MGAB BASE RATE FOR EACH SPECIAL FUND MAY BE POSITIVE OR NEGATIVE. Thus, investing in the Special Funds may limit the MGAB benefit.

            If you add the 20 year option rider after the contract date, any payment of premiums after the rider date, and/or investments in the Special Funds, may prevent the MGAB Base from doubling over the waiting period.

    2. WE THEN SUBTRACT YOUR CONTRACT VALUE ON THE MGAB BENEFIT DATE FROM YOUR MGAB BASE. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

    3. ANY POSITIVE DIFFERENCE IS YOUR MGAB. If there is a MGAB, we will automatically credit it on the MGAB Benefit Date to the subaccounts in which you are invested pro rata based on the proportion of your contract value in the subaccounts on that date, unless you have previously given us other allocation instructions. If you do not have an investment in any subaccount on the MGAB Benefit Date, we will allocate the MGAB to the Liquid Asset subaccount on your behalf. After the crediting of the MGAB, the amount of your annuity income, cash surrender value and death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

B. MINIMUM GUARANTEED INCOME BENEFIT ("MGIB"). On the MGIB Benefit Date, we calculate your MGIB annuity income as follows:

    1. WE FIRST DETERMINE YOUR MGIB BASE. The MGIB Base is only a calculation used to determine the MGIB. The MGIB Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Base or MGIB Base Maximum.

      (i) If you purchased the MGIB rider on the contract date, except for the Special Funds which require special calculations, the MGIB Base is equal to your initial premium and credit, plus any additional premiums and credits added to your Contract during the 5-year period after your contract date, accumulated at the MGIB Base Rate (7% for all portfolios except the Special Funds), reduced pro rata by all withdrawals taken while the MGIB rider is in effect.

PP4-108199                         E2

          Premiums and credits paid less than 5
          years prior to the earliest MGIB Benefit Date are excluded from the MGIB Base.

      (ii)If you purchased the MGIB rider after the contract date, except for the Special Funds which require special calculations, your MGIB Base is equal to your contract value on the rider date plus any eligible premiums and credits added to your Contract during the 5-year period after your rider date, accumulated at the MGIB Base Rate (7% for all portfolios except the Special Funds), reduced pro rata by all withdrawals taken while the MGIB rider is in effect. Eligible additional premium payments and credits are those added more than 5 years before the earliest MGIB Benefit Date and are included in the MGIB Base. Premiums and credits paid after the 5th rider anniversary are excluded from the MGIB Base.
      (iii)For any Special Fund, if the actual earnings and/or the interest credited to the contract value allocated to the Special Fund over the calculation period is less than the amount determined under the formula above, that lesser amount becomes the change in your MGIB Base for the Special Fund. THE MGIB BASE RATE FOR EACH SPECIAL FUND MAY BE POSITIVE OR NEGATIVE. Thus, investing in the Special Funds may limit the MGIB benefit.

          Of course, regardless of when purchased or how you invest, withdrawals will reduce the value of your MGIB Base pro rata to the percentage of the contract value withdrawn.

          We offer a 7% MGIB Base Rate, except for the Special Funds. The Company may at its discretion discontinue offering this rate. The MGIB Base Rate is an annual effective rate.

          The MGIB Base is subject to the MGIB Base Maximum. The MGIB Base Maximum is the amount calculated above until the earlier of: (i) the date the oldest contract owner reaches age 80, or
          (ii) the date the MGIB Base reaches two times the MGIB Eligible Premiums and credits, adjusted for any withdrawals. MGIB Eligible Premiums is the total of premiums paid more than 5 years before the earliest MGIB Benefit Date.

    2. Then we determine the MGIB annuity income by multiplying your MGIB Base (adjusted for any Market Value Adjustment, surrender charge and premium taxes) by the income factor, and then divide by $1,000.

       Two MGIB Income Options are available under the MGIB Rider:

       (i) Income for Life (Single Life or Joint with 100% Survivor) and 10-30 Year Certain;

       (ii) Income for a 20-30 Year Period Certain; or

       (iii)Any other income plan offered by the Company in connection with the MGIB rider on the MGIB Benefit Date.

  On the MGIB Benefit Date, we would apply the MGIB Base using the Table of Income Factors specified in the MGIB rider for the Income Option you selected. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

  Then we compare the MGIB annuity income under the rider guarantee for the option selected with the annuity income under your Contract guarantee for the same option. The greater amount of income will be available to you on the MGIB Benefit Date.

C. MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB) RIDER.    The MGWB
Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments under the MGWB rider. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits. The MGWB Withdrawal Account is equal to the Eligible Payment Amount adjusted for any withdrawals. Withdrawals of up to 7% per year of the Eligible Payment

PP4-108199                         E3

Amount will
reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal. Any withdrawals greater than 7% per year of the Eligible Payment Amount will cause a reduction in both the MGWB Withdrawal Account and the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB Withdrawal Account is also reduced by the amount of any periodic payments paid under the MGWB rider once your contract value is zero.

GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." However, making any withdrawals in any year greater than 7% per year of the Eligible Payment Amount will reduce the Eligible Payment Amount for future withdrawals and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

      (i)   your contract value is greater than zero;

      (ii)  your MGWB Withdrawal Account is greater than zero;

      (iii) your latest allowable annuity start date has not been reached;

      (iv)  you have not elected to annuitize your Contract; and

      (v) you have not died (unless your spouse has elected to continue the contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

  WITHDRAWAL ADJUSTMENTS. We will reduce the MGWB Withdrawal Account by the dollar amount of any withdrawal taken up to 7% per year of the Eligible Payment Amount. Any withdrawal taken in excess of 7% per year of the Eligible Payment Amount will reduce both the MGWB Withdrawal Account and the Eligible Payment Amount pro rata in proportion to the percentage of contract value withdrawn. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

  AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero your Contract is given what we refer to as Automatic Periodic Benefit Status, if:

      (i)  your MGWB Withdrawal Account is greater than zero;

      (ii) your latest allowable annuity start date has not been reached;

      (iii)you have not elected to annuitize your Contract; and

      (iv) you have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary, equal to the lesser of the remaining MGWB Withdrawal Account or 7% annually of your Eligible Payment Amount until the earliest of (i) your contract's latest annuity start date, (ii) the death of the owner; or (iii) until your MGWB Withdrawal Account is exhausted. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments (ii) payment of the Commuted Value (defined below) or (iii) the owner's death has occurred.

On the contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury Strips as

PP4-108199                         E4
quoted by a national quoting service for period(s) applicable to the remaining payments. Once the last MGWB periodic payment is made or we pay you the Commuted Value, your Contract and the MGWB rider terminate.


PP4-108199                         E5

                   This page intentionally left blank.

                        ING  VARIABLE  ANNUITIES


                 GOLDEN AMERICAN LIFE INSURANCE COMPANY
 Golden American Life Insurance Company is a stock company domiciled in
                                Delaware
-------------------------------------------------------------------------

-------------------------------------------------------------------------

108199   Premium Plus-4                                     10/02/2000

                                                                              |
                                                                              |
                                                                              |
                                                                              |
                                                                              |
                                                                              |
                                                                              |
                                                                              |
                                                                              |
                                                                              |
                                                                              |
                                                                              |
                                                                              |
                                                                              |
                                                                              |
                                                                              |
                                                                              |
                                                                              |
                                                                              |
                                                                              |
                         ING VARIABLE ANNUITIES                               |
                 GOLDEN AMERICAN LIFE INSURANCE COMPANY                       |
              Golden American Life Insurance Company is a                     |
                    stock company domiciled in Delaware                       |
                                                                              |
                                                                              |
{   } PREMIUM PLUS                                             01/{ }/2001    |
                                                                              |

                             PART B
              STATEMENT OF ADDITIONAL INFORMATION

                       Statement of Additional Information

                            GOLDENSELECT PREMIUM PLUS

                          DEFERRED COMBINATION VARIABLE
                           AND FIXED ANNUITY CONTRACT

                                    ISSUED BY
                               SEPARATE ACCOUNT B

                                       OF
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus for the Golden American Life Insurance Company Deferred Variable Annuity Contract, which is referred to herein. The Prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus, send a written request to Golden American Life Insurance Company, Customer Service Center, P.O. Box 2700, West Chester, Pennsylvania 19380-1478 or telephone 1-800-366-0066.

                             DATE OF PROSPECTUS AND
                      STATEMENT OF ADDITIONAL INFORMATION:
                                [         ], 2000

                                TABLE OF CONTENTS

ITEM                                                                        PAGE

Introduction                                                                   1
Description of Golden American Life Insurance Company                          1
Safekeeping of Assets                                                          1
The Administrator                                                              1
Independent Auditors                                                           1
Distribution of Contracts                                                      1
Performance Information                                                        2
IRA Partial Withdrawal Option                                                 10
Other Information                                                             11
Financial Statements of Separate Account B                                    11

                                  INTRODUCTION

This Statement of Additional Information provides background information regarding Separate Account B.

              DESCRIPTION OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

Golden American Life Insurance Company ("Golden American") is a stock life insurance company organized under the laws of the State of Delaware. On August 13, 1996, Equitable of Iowa Companies, Inc. (formerly Equitable of Iowa Companies) ("Equitable of Iowa") acquired all of the interest in Golden American and Directed Services, Inc. On October 24, 1997, Equitable of Iowa and ING Groep, N.V. ("ING") completed a merger agreement, and Equitable of Iowa became a wholly owned subsidiary of ING. ING, headquartered in The Netherlands, is a global financial services holding company with approximately $495.0 billion in assets as of December 31, 1999.

As of December 31, 1999, Golden American had approximately $477.8 million in stockholder's equity and approximately $9.4 billion in total assets, including approximately $7.6 billion of separate account assets. Golden American is authorized to do business in all jurisdictions except New York. Golden American offers variable insurance products. Golden American formed a subsidiary, First Golden American Life Insurance Company of New York ("First Golden"), which is licensed to do variable annuity business in the states of New York and Delaware.

                              SAFEKEEPING OF ASSETS

Golden American acts as its own custodian for Separate Account B.

                                THE ADMINISTRATOR

Effective January 1, 1997, Equitable Life Insurance Company of Iowa ("Equitable Life") and Golden American became parties to a service agreement pursuant to which Equitable Life agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to Golden American. Expenses incurred by Equitable Life in relation to this service agreement were reimbursed by Golden American on an allocated cost basis. No charges were billed to Golden American by Equitable Life pursuant to the service agreement in 1997. Equitable Life billed Golden American $364,086 and $892,903 pursuant to the service agreement in 1999 and 1998, respectively.

                              INDEPENDENT AUDITORS

Ernst & Young LLP, independent auditors, performs annual audits of Golden American and Separate Account B.

                            DISTRIBUTION OF CONTRACTS

The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services, Inc., an affiliate of Golden American, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products (the "variable insurance products") issued by Golden American. The variable insurance products were sold primarily through two broker/dealer institutions, during the year ended December 31, 1997, through two broker/dealer institutions during the year ended December 31, 1998 and through two broker/dealer institutions during the year ended December 31, 1999. For the years ended 1999, 1998 and 1997 commissions paid by Golden American, including amounts paid by its subsidiary, First Golden American Life Insurance Company of New York, to Directed Services, Inc. aggregated $181,536,000, $117,470,000 and $36,350,000, respectively. All commissions received by the distributor were passed through to the broker-dealers who sold the contracts. Directed Services, Inc. is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

Under a management services agreement, last amended in 1995, Golden American provides to Directed Services, Inc. certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. Golden American charges Directed Services, Inc. for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by Golden American's employees on behalf of Directed Services, Inc. In the opinion of management, this method of cost allocation is reasonable. This fee, calculated as a percentage of average assets in the variable separate accounts, was $10,136,000, $4,771,000 and $2,770,000 for the years ended 1999, 1998 and 1997, respectively.

                             PERFORMANCE INFORMATION

Performance information for the subaccounts of Separate Account B, including yields, standard annual returns and other non-standard measures of performance of all subaccounts, may appear in reports or promotional literature to current or prospective owners. Such non-standard measures of performance will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC. Negative values are denoted by minus signs ("-").

Performance information for measures other than total return do not reflect any applicable premium tax that can range from 0% to 3.5%. As described in the prospectus, four death benefit options are available. The following performance values reflect the election at issue of the Max 7 Enhanced Death Benefit, thus providing values reflecting the highest aggregate contract charges. In addition, the performance values reflect the selection of the most costly optional benefit rider. If one of the other death benefit options had been elected, or if another optional benefit rider or no rider had been elected, the historical performance values would be higher than those represented in the examples.

SEC STANDARD MONEY MARKET SUBACCOUNT YIELDS

Current yield for the Liquid Asset Subaccount will be based on the change in the value of a hypothetical investment (exclusive of capital changes or income other than investment income) over a particular 7-day period, less a pro rata share of subaccount expenses which includes deductions for the mortality and expense risk charge and the administrative charge accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

            Effective Yield = [(Base Period Return) +1) ^ 365/7] - 1

The current yield and effective yield of the Liquid Asset Subaccount for the 7-day period December 25, 1999 to December 31, 1999 were 3.84% and 3.91%, respectively.

SEC STANDARD 30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS

Quotations of yield for the remaining subaccounts will be based on all investment income per subaccount earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an accumulation unit on the last day of the period, according to the following formula:

                    Yield = 2 x [((a - b)/(c x d) + 1)^6 - 1]

Where:
          [a] equals the net investment income earned during the period by the investment portfolio attributable to shares owned by a subaccount
          [b] equals the expenses accrued for the period (net of reimbursements)
          [c] equals the average daily number of units outstanding during the period based on the accumulation unit value
          [d] equals the value (maximum offering price) per accumulation unit value on the last day of the period

Yield on subaccounts of Separate Account B is earned from the increase in net asset value of shares of the investment portfolio in which the subaccount invests and from dividends declared and paid by the investment portfolio, which are automatically reinvested in shares of the investment portfolio.

SEC STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS
Quotations of average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the subaccount), calculated pursuant to the formula:

                                 P(1+T)^(n)=ERV

Where:
          (1) [P]   equals a hypothetical initial premium payment of $1,000
          (2) [T]   equals an average annual total return
          (3) [n]   equals the number of years
          (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period
                    (or fractional portion thereof)

All total return figures reflect the deduction of the maximum sales load, the administrative charges, the mortality and expense risk charges and maximum optional benefit rider charge. The Securities and Exchange Commission (the "SEC") requires that an assumption be made that the contract owner surrenders the entire contract at the end of the one, five and 10 year periods (or, if less, up to the life of the security) for which performance is required to be calculated. This assumption may not be consistent with the typical contract owner's intentions in purchasing a contract and may adversely affect returns. Quotations of total return may simultaneously be shown for other periods, as well as quotations of total return that do not take into account certain contractual charges such as sales load.

Except for the Asset Allocation Growth, Diversified Mid-Cap, Growth and Income, Special Situations, All Cap, Investors, Large Cap Value, ING Global Brand Names, Prudential Jennison and SP Jennison International Growth subaccounts which had not commenced operations as of December 31, 1999, Average Annual Total Return for the Subaccounts presented on a standardized basis, which includes deductions for the maximum mortality and expense risk charge for the 7% Solution Enhanced Death Benefit of 1.55%, administrative charges of 0.15%, contract administration charge annualized at 0.05%, rider charge annualized at 0.75% for all portfolios except Liquid Asset and Limited Maturity Bond which are annualized at 0.50%, and applicable surrender charge of 8.00% for the one year period and 7.00% for the five year period, for the year ending December 31, 1999 were as follows:

Average Annual Total Return for Periods Ending 12/31/99 -
---------------------------------------------------------
  Standardized with Rider Charge
  ------------------------------

                                                                                 From    Inception
                                       1 Year        5 Year        10 Year    Inception     Date
THE GCG TRUST
Liquid Asset                           -5.60%         1.44%         2.48%*      2.76%*     1/25/89
Limited Maturity Bond                  -9.14%         2.48%         3.55%*      3.93%*     1/25/89
Global Fixed Income                   -18.73%         1.02%*         n/a        1.23%*     10/7/94
Fully Managed                          -3.47%         9.50%         6.81%*      6.36%*     1/25/89
Total Return                           -6.95%        11.21%*         n/a       10.34%*     10/7/94
Asset Allocation Growth                  n/a           n/a           n/a         n/a       10/2/00
Equity Income                         -10.97%         6.83%         6.23%*      6.32%*     1/25/89
Investors                                n/a           n/a           n/a         n/a        2/1/00
Value Equity                           -9.76%          n/a           n/a       10.89%       1/1/95
Rising Dividends                        5.31%        18.86%          n/a       15.14%      10/4/93
Diversified Mid-Cap                      n/a           n/a           n/a         n/a       10/2/00
Managed Global                         51.76%        19.96%*         n/a       11.62%*    10/21/92
Large Cap Value                          n/a           n/a           n/a         n/a        2/1/00
All Cap                                  n/a           n/a           n/a         n/a        2/1/00
Research                               13.48%        22.10%*         n/a       20.39%*     10/7/94
Capital Appreciation                   13.89%        19.91%          n/a       14.41%*      5/4/92
Growth and Income                        n/a           n/a           n/a         n/a       10/2/00
Capital Growth                         14.78%          n/a           n/a       19.80%       4/1/96
Strategic Equity                       44.84%          n/a           n/a       18.37%      10/2/95
Special Situations                       n/a           n/a           n/a         n/a       10/2/00
Mid-Cap Growth                         67.24%        29.39%          n/a       28.81%*     10/7/94
Small Cap                              39.35%          n/a           n/a       20.87%       1/2/96
Growth                                 66.36%          n/a           n/a       30.35%*      4/1/96
Real Estate                           -14.00%         6.59%         6.86%*      5.88%*     1/25/89
Hard Assets                            12.67%         2.75%         2.96%*      4.21%*     1/25/89
Developing World                       50.21%          n/a           n/a        3.12%      2/18/98

THE PIMCO TRUST
High Yield Bond                        -7.30%*         n/a           n/a       -4.32%*      5/1/98
StocksPLUS Growth and Income            9.20%*         n/a           n/a       12.36%*      5/1/98

THE WARBURG PINCUS TRUST
International Equity                   42.10%          n/a           n/a       10.14%*      4/1/96

ING VARIABLE INSURANCE TRUST
ING Global Brand Names                   n/a           n/a           n/a         n/a        5/1/00

THE PRUDENTIAL SERIES FUND, INC
Prudential Jennison                      n/a           n/a           n/a         n/a        5/1/00
SP Jennison International Growth         n/a           n/a           n/a         n/a       10/2/00

--------------------
* Total return calculation reflects certain waivers of portfolio fees and expenses.

The same Subaccounts presented on a standardized basis, which includes deductions for the maximum mortality and expense risk charge for the 7% Solution Enhanced Death Benefit of 1.55%, administrative charges of 0.15%, contract administration charge annualized at 0.05%, and applicable surrender charge, but without the rider charge, for the year ending December 31, 1999 were as follows:

Average Annual Total Return for Periods Ending 12/31/99 -
---------------------------------------------------------
  Standardized without Rider Charge
  ---------------------------------

                                                                                 From    Inception
                                       1 Year        5 Year        10 Year    Inception     Date
THE GCG TRUST
Liquid Asset                           -5.09%         1.98%         2.99%*      3.28%*     1/25/89
Limited Maturity Bond                  -8.64%         3.02%         4.06%*      4.45%*     1/25/89
Global Fixed Income                   -18.22%         1.58%*         n/a        1.80%*     10/7/94
Fully Managed                          -2.95%         9.99%         7.37%*      6.94%*     1/25/89
Total Return                           -6.43%        11.68%*         n/a       10.84%*     10/7/94
Asset Allocation Growth                  n/a           n/a           n/a         n/a       10/2/00
Equity Income                         -10.46%         7.35%         6.78%*      6.87%*     1/25/89
Investors                                n/a           n/a           n/a         n/a        2/1/00
Value Equity                           -9.24%          n/a           n/a       11.34%       1/1/95
Rising Dividends                        5.86%        19.30%          n/a       15.63%      10/4/93
Diversified Mid-Cap                      n/a           n/a           n/a         n/a       10/2/00
Managed Global                         52.48%        20.53%*         n/a       12.30%*    10/21/92
Large Cap Value                          n/a           n/a           n/a         n/a        2/1/00
All Cap                                  n/a           n/a           n/a         n/a        2/1/00
Research                               14.07%        22.53%*         n/a       20.84%*     10/7/94
Capital Appreciation                   14.47%        20.36%          n/a       14.91%*      5/4/92
Growth and Income                        n/a           n/a           n/a         n/a       10/2/00
Capital Growth                         15.37%          n/a           n/a       20.28%       4/1/96
Strategic Equity                       45.54%          n/a           n/a       18.92%      10/2/95
Special Situations                       n/a           n/a           n/a         n/a       10/2/00
Mid-Cap Growth                         67.97%        29.86%*         n/a       29.28%*     10/7/94
Small Cap                              40.00%          n/a           n/a       21.41%       1/2/96
Growth                                 67.06%          n/a           n/a       30.88%*      4/1/96
Real Estate                           -13.49%         7.07%         7.39%*      6.47%*     1/25/89
Hard Assets                            13.22%         3.29%         3.61%*      4.81%*     1/25/89
Developing World                       50.87%          n/a           n/a        3.87%      2/18/98

THE PIMCO TRUST
High Yield Bond                        -6.78%*         n/a           n/a       -3.74%*      5/1/98
StocksPLUS Growth and Income            9.76%*         n/a           n/a       12.96%*      5/1/98

THE WARBURG PINCUS TRUST
International Equity                   42.78%          n/a           n/a       10.76%*      4/1/96

ING VARIABLE INSURANCE TRUST
ING Global Brand Names                   n/a           n/a           n/a         n/a        5/1/00

THE PRUDENTIAL SERIES FUND, INC
Prudential Jennison                      n/a           n/a           n/a         n/a        5/1/00
SP Jennison International Growth         n/a           n/a           n/a         n/a       10/2/00

--------------------
* Total return calculation reflects certain waivers of portfolio fees and expenses.

NON-STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS
Quotations of non-standard average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the subaccount), calculated pursuant to the formula:

                                 P(1+T)^(n)]=ERV

Where:
          (1) [P]   equals a hypothetical initial premium payment of $1,000
          (2) [T]   equals an average annual total return
          (3) [n]   equals the number of years
          (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period
                    (or fractional portion thereof) assuming certain loading and charges are zero.

All total return figures reflect the deduction of the mortality and expense risk charge for the 7% Solution Enhanced Death Benefit, the administrative charges and the optional benefit rider charge but not the deduction of the maximum sales load and the annual contract fee.

Except for the Asset Allocation Growth, Diversified Mid-Cap, Growth and Income, Special Situations, All Cap, Investors, Large Cap Value, ING Global Brand Names, Prudential Jennison and SP Jennison International Growth subaccounts which had not commenced operations as of December 31, 1999, Average Annual Total Return for the Subaccounts presented on a non-standardized basis, which includes deductions for the maximum mortality and expense risk charge for the 7% Solution Enhanced Death Benefit of 1.55%, administrative charges of 0.15%, and rider charge annualized at 0.75% for all portfolios except Liquid Asset and Limited Maturity Bond which are annualized at 0.50%, for the year ending
December 31, 1999 were as follows:

Average Annual Total Return for Periods Ending 12/31/99 -
---------------------------------------------------------
  Non-Standardized with Rider Charge
  ----------------------------------

                                                                                 From    Inception
                                       1 Year        5 Year        10 Year    Inception     Date
THE GCG TRUST
Liquid Asset                            2.45%         2.78%         2.52%*      2.80%*     1/25/89
Limited Maturity Bond                  -1.09%         3.76%         3.59%*      3.96%*     1/25/89
Global Fixed Income                   -10.68%         2.37%*         n/a        2.34%*     10/7/94
Fully Managed                           4.58%        10.50%         6.86%*      6.40%*     1/25/89
Total Return                            1.10%        12.15%*         n/a       11.13%*     10/7/94
Asset Allocation Growth                  n/a           n/a           n/a         n/a       10/2/00
Equity Income                          -2.91%         7.93%         6.27%*      6.36%*     1/25/89
Investors                                n/a           n/a           n/a         n/a        2/1/00
Value Equity                           -1.71%          n/a           n/a       11.84%       1/1/95
Rising Dividends                       13.36%        19.59%          n/a       15.56%      10/4/93
Diversified Mid-Cap                      n/a           n/a           n/a         n/a       10/2/00
Managed Global                         59.81%        20.67%*         n/a       11.88%*    10/21/92
Large Cap Value                          n/a           n/a           n/a         n/a        2/1/00
All Cap                                  n/a           n/a           n/a         n/a        2/1/00
Research                               21.53%        22.76%*         n/a       20.94%      10/7/94
Capital Appreciation                   21.95%        20.62%          n/a       14.60%*      5/4/92
Growth and Income                        n/a           n/a           n/a         n/a       10/2/00
Capital Growth                         22.83%          n/a           n/a       21.11%       4/1/96
Strategic Equity                       52.89%          n/a           n/a       19.35%      10/2/95
Special Situations                       n/a           n/a           n/a         n/a       10/2/00
Mid-Cap Growth                         75.29%        29.92%*         n/a       29.24%*     10/7/94
Small Cap                              47.41%          n/a           n/a       22.03%       1/2/96
Growth                                 74.42%          n/a           n/a       31.40%*      4/1/96
Real Estate                            -5.95%         7.69%         6.90%*      5.92%*     1/25/89
Hard Assets                            20.72%         4.02%         3.01%*      4.25%*     1/25/89
Developing World                       58.26%          n/a           n/a        7.26%      2/18/98

THE PIMCO TRUST
High Yield Bond                         0.75%*         n/a           n/a        0.56%*      5/1/98
StocksPLUS Growth and Income           17.25%*         n/a           n/a       16.76%*      5/1/98

THE WARBURG PINCUS TRUST
International Equity                   50.15%          n/a           n/a       11.78%*      4/1/96

ING VARIABLE INSURANCE TRUST
ING Global Brand Names                   n/a           n/a           n/a         n/a        5/1/00

THE PRUDENTIAL SERIES FUND, INC
Prudential Jennison                      n/a           n/a           n/a         n/a        5/1/00
SP Jennison International Growth         n/a           n/a           n/a         n/a       10/2/00

--------------------
* Total return calculation reflects certain waivers of portfolio fees and expenses.

The same Subaccounts presented on a non-standardized basis, which includes deductions for the maximum mortality and expense risk charge for the 7% Solution Enhanced Death Benefit of 1.55%, administrative charges of 0.15%, but without the rider charge, for the year ending December 31, 1999 were as follows:

Average Annual Total Return for Periods Ending 12/31/99 -
---------------------------------------------------------
  Non-Standardized without Rider Charge
  -------------------------------------

                                                                                 From    Inception
                                       1 Year        5 Year        10 Year    Inception     Date
THE GCG TRUST
Liquid Asset                            2.96%         3.29%         3.03%*      3.32%*     1/25/89
Limited Maturity Bond                  -0.59%         4.28%         4.10%*      4.48%*     1/25/89
Global Fixed Income                   -10.17%         2.90%*         n/a        2.88%*     10/7/94
Fully Managed                           5.11%        10.97%         7.41%*      6.98%*     1/25/89
Total Return                            1.62%        12.61%*         n/a       11.61%*     10/7/94
Asset Allocation Growth                  n/a           n/a           n/a         n/a       10/2/00
Equity Income                          -2.41%         8.42%         6.82%*      6.90%*     1/25/89
Investors                                n/a           n/a           n/a         n/a        2/1/00
Value Equity                           -1.19%          n/a           n/a       12.28%       1/1/95
Rising Dividends                       13.91%        20.01%          n/a       16.04%      10/4/93
Diversified Mid-Cap                      n/a           n/a           n/a         n/a       10/2/00
Managed Global                         60.53%        21.23%*         n/a       12.55%*    10/21/92
Large Cap Value                          n/a           n/a           n/a         n/a        2/1/00
All Cap                                  n/a           n/a           n/a         n/a        2/1/00
Research                               22.12%        23.18%*         n/a       21.39%*     10/7/94
Capital Appreciation                   22.53%        21.05%          n/a       15.10%*      5/4/92
Growth and Income                        n/a           n/a           n/a         n/a       10/2/00
Capital Growth                         23.43%          n/a           n/a       21.57%       4/1/96
Strategic Equity                       53.59%          n/a           n/a       19.89%      10/2/95
Special Situations                       n/a           n/a           n/a         n/a       10/2/00
Mid-Cap Growth                         76.02%        30.38%*         n/a       29.70%*     10/7/94
Small Cap                              48.05%          n/a           n/a       22.56%       1/2/96
Growth                                 75.11%          n/a           n/a       31.93%*      4/1/96
Real Estate                            -5.44%         8.15%         7.43%*      6.51%*     1/25/89
Hard Assets                            21.27%         4.53%         3.66%*      4.85%*     1/25/89
Developing World                       58.92%          n/a           n/a        7.99%      2/18/98

THE PIMCO TRUST
High Yield Bond                         1.27%*         n/a           n/a        1.12%*      5/1/98
StocksPLUS Growth and Income           17.82%*         n/a           n/a       17.34%*      5/1/98

THE WARBURG PINCUS TRUST
International Equity                   50.83%          n/a           n/a       12.38%*      4/1/96

ING VARIABLE INSURANCE TRUST
ING Global Brand Names                   n/a           n/a           n/a         n/a        5/1/00

THE PRUDENTIAL SERIES FUND, INC
Prudential Jennison                      n/a           n/a           n/a         n/a        5/1/00
SP Jennison International Growth         n/a           n/a           n/a         n/a       10/2/00

--------------------
* Total return calculation reflects certain waivers of portfolio fees and expenses.

Performance information for a subaccount may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue Money Market Institutional Averages, or other indices that measure performance of a pertinent group of securities so that investors may compare a subaccount's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and
(iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance information for any subaccount reflects only the performance of a hypothetical contract under which contract value is allocated to a subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the investment portfolio of the Trust in which the Account B subaccounts invest, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Reports and promotional literature may also contain other information including the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria.

PUBLISHED RATINGS

From time to time, the rating of Golden American as an insurance company by A.M. Best may be referred to in advertisements or in reports to contract owners. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's ratings range from A+ + to F. An A++ and A+ ratings mean, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

ACCUMULATION UNIT VALUE

The calculation of the Accumulation Unit Value ("AUV") is discussed in the prospectus for the Contracts under Performance Information. Note that in your Contract, accumulation unit value is referred to as the Index of Investment Experience. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples). Note that the examples below are calculated for a Contract issued with the 7% Solution Enhanced Death Benefit Option, the death benefit option with the highest mortality and expense risk charge. The mortality and expense risk charge associated with the 7% Solution Enhanced Death Benefit, the Annual Ratchet Enhanced Death Benefit Option and the Standard Death Benefit are lower than that used in the examples and would result in higher AUV's or contract values.

ILLUSTRATION OF CALCULATION OF AUV
   EXAMPLE 1.

   1.   AUV, beginning of period                                        $10.00
   2.   Value of securities, beginning of period                        $10.00
   3.   Change in value of securities                                   $ 0.10
   4.   Gross investment return (3) divided by (2)                        0.01
   5.   Less daily mortality and expense charge                     0.00004280
   6.   Less asset based administrative charge                      0.00000411
   7.   Net investment return (4) minus (5) minus (6)               0.00995309
   8.   Net investment factor (1.000000) plus (7)                   1.00995309
   9.   AUV, end of period (1) multiplied by (8)                   $10.0995309

ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX)
   EXAMPLE 2.

   1.   Initial Premium Payment                                       $  1,000
   2.   AUV on effective date of purchase (see Example 1)             $  10.00
   3.   Number of Units purchased (1) divided by (2)                       100
   4.   AUV for valuation date following purchase
        (see Example 1)                                            $10.0995309
   5.   Contract value in account for valuation date
        following purchase (3) multiplied by (4)                   $  1,009.95

                          IRA PARTIAL WITHDRAWAL OPTION

If the contract owner has an IRA contract and will attain age 70 1/2 in the current calendar year, distributions will be made in accordance with the requirements of Federal tax law. This option is available to assure that the required minimum distributions from qualified plans under the Internal Revenue Code (the "Code") are made. Under the Code, distributions must begin no later than April 1st of the calendar year following the calendar year in which the contract owner attains age 70 1/2. If the required minimum distribution is notwithdrawn, there may be a penalty tax in an amount equal to 50% of the difference between the amount required to be withdrawn and the amount actually withdrawn. Even if the IRA Partial Withdrawal Option is not elected, distributions must nonetheless be made in accordance with the requirements of Federal tax law.

Golden American notifies the contract owner of these regulations with a letter mailed on January 1st of the calendar year in which the contract owner reaches age 70 1/2 which explains the IRA Partial Withdrawal Option and supplies an election form. If electing this option, the owner specifies whether the withdrawal amount will be based on a life expectancy calculated on a single life basis (contract owner's life only) or, if the contract owner is married, on a joint life basis (contract owner's and spouse's lives combined). The contract owner selects the payment mode on a monthly, quarterly or annual basis. If the payment mode selected on the election form is more frequent than annually, the payments in the first calendar year in which the option is in effect will be based on the amount of payment modes remaining when Golden American receives the completed election form. Golden American calculates the IRA Partial Withdrawal amount each year based on the minimum distribution rules. We do this by dividing the contract value by the life expectancy. In the first year withdrawals begin, we use the contract value as of the date of the first payment. Thereafter, we use the contract value on December 31st of each year. The life expectancy is recalculated each year. Certain minimum distribution rules govern payouts if the designated beneficiary is other than the contract owner's spouse and the beneficiary is more than ten years younger than the contract owner.

                                OTHER INFORMATION

Registration statements have been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

                   FINANCIAL STATEMENTS OF SEPARATE ACCOUNT B

The audited financial statements of Separate Account B are listed below and are included in this Statement of Additional Information:

     Report of Independent Auditors
     Audited Financial Statements
          Statement of Net Assets as of December 31, 1999 Statements of Operations for the year ended December 31, 1999 Statements of Changes in Net Assets for the years ended December 31, 1999 and 1998
     Notes to Financial Statements

                              FINANCIAL STATEMENTS

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B

                          YEAR ENDED DECEMBER 31, 1999
                       WITH REPORT OF INDEPENDENT AUDITORS

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B

                              FINANCIAL STATEMENTS



                          YEAR ENDED DECEMBER 31, 1999



                                TABLE OF CONTENTS




Report of Independent Auditors................................................1

Audited Financial Statements

Statement of Net Assets.......................................................2
Statements of Operations......................................................3
Statements of Changes in Net Assets..........................................10
Notes to Financial Statements................................................17

                         Report of Independent Auditors



The Board of Directors
Golden American Life Insurance Company



We have audited the accompanying statement of net assets of Golden American Life Insurance Company Separate Account B (comprised of the Liquid Asset, Limited Maturity Bond, Hard Assets, All-Growth, Real Estate, Fully Managed, Equity
Income, Capital Appreciation, Rising Dividends, Emerging Markets, Market Manager, Value Equity, Strategic Equity, Small Cap, Managed Global, Mid-Cap Growth, Capital Growth, Research, Total Return, Growth, Global Fixed Income, Developing World, Growth Opportunities, PIMCO High Yield Bond, PIMCO StocksPLUS Growth and Income, Appreciation, Smith Barney High Income, Smith Barney Large Cap Value, Smith Barney International Equity, Smith Barney Money Market, International Equity, Asset Allocation, Equity, Growth & Income, and High Quality Bond Divisions) as of December 31, 1999, and the related statements of operations and changes in net assets for in the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the mutual funds' transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Golden American Life Insurance Company Separate Account B at December 31, 1999, and the results of its operations and changes in its net assets for the periods described above, in conformity with accounting principles generally accepted in the United States.

Des Moines, Iowa
February 25, 2000




                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                       STATEMENT OF NET ASSETS
                                                          DECEMBER 31, 1999
                                                       (DOLLARS IN THOUSANDS)

ASSETS                                                                                                              COMBINED
                                                                                                                ----------------
   Investments at net asset value:
    The GCG Trust:
      Liquid Asset Series, 522,325,545 shares (cost - $522,326)...........................................           $522,326
      Limited Maturity Bond Series, 14,433,887 shares (cost - $154,603)...................................            150,401
      Hard Assets Series, 3,310,341 shares (cost - $37,918)...............................................             38,929
      All-Growth Series, 5,797,423 shares (cost - $94,713)................................................            145,863
      Real Estate Series, 4,593,787 shares (cost - $70,855)...............................................             55,677
      Fully Managed Series, 17,755,369 shares (cost - $265,708)...........................................            267,218
      Equity Income Series, 24,135,542 shares (cost - $297,021)...........................................            271,284
      Capital Appreciation Series, 20,078,304 shares (cost - $350,171)....................................            401,967
      Rising Dividends Series, 32,733,235 shares (cost - $673,802)........................................            813,094
      Emerging Markets Series, 2,895,632 shares (cost - $27,343)..........................................             35,472
      Market Manager Series, 377,319 shares (cost - $4,795)...............................................              7,320
      Value Equity Series, 8,851,843 shares (cost - $143,594).............................................            137,380
      Strategic Equity Series, 9,901,055 shares (cost - $141,166).........................................            197,526
      Small Cap Series, 13,840,816 shares (cost - $249,047)...............................................            324,429
      Managed Global Series, 9,085,422 shares (cost - $154,794)...........................................            181,345
      Mid-Cap Growth Series, 18,222,880 shares (cost - $408,884)..........................................            539,215
      Capital Growth Series, 23,231,448 shares (cost - $371,151)..........................................            430,246
      Research Series, 25,665,469 shares (cost - $520,404)................................................            636,760
      Total Return Series, 28,821,536 shares (cost - $458,931)............................................            455,380
      Growth Series, 43,852,669 shares (cost - $866,601)..................................................          1,205,510
      Global Fixed Income Series, 2,113,119 shares (cost - $21,930).......................................             21,258
      Developing World Series, 4,470,012 shares (cost - $44,018)..........................................             51,673
      Growth Opportunities Series, 598,117 shares (cost - $6,203).........................................              6,663
    PIMCO Variable Insurance Trust:
      PIMCO High Yield Bond Portfolio, 15,910,545 shares (cost - $150,798)................................            146,059
      PIMCO StocksPLUS Growth and Income Portfolio, 16,314,904 shares (cost - $215,031)...................            221,230
    Greenwich Street Series Fund Inc.:
      Appreciation Portfolio, 42,012 shares (cost - $864).................................................                983
    Travelers Series Fund Inc.:
      Smith Barney High Income Portfolio, 45,269 shares (cost - $600).....................................                547
      Smith Barney Large Cap Value Portfolio, 32,943 shares (cost - $680).................................                643
      Smith Barney International Equity Portfolio, 23,358 shares (cost - $330)............................                537
      Smith Barney Money Market Portfolio, 579,382 shares (cost - $579)...................................                579
    Warburg Pincus Trust:
      International Equity Portfolio, 10,513,073 shares (cost - $149,816).................................            175,569
    The Galaxy VIP Fund:
      Asset Allocation Portfolio, 7,851 shares (cost - $132)..............................................                133
      Equity Portfolio, 13,379 shares (cost - $292).......................................................                297
      Growth & Income Portfolio, 9,830 shares (cost - $105)...............................................                107
      High Quality Bond Portfolio, 2,818 shares (cost - $27)..............................................                 27
                                                                                                                ----------------
      TOTAL ASSETS (cost - $6,405,232)....................................................................          7,443,647
LIABILITY
   Payable to Golden American Life Insurance Company (all pertaining to Market Manager Division)..........                236
                                                                                                                ----------------
     TOTAL NET ASSETS.....................................................................................         $7,443,411
                                                                                                                ================

NET ASSETS
   For variable annuity insurance contracts...............................................................         $7,446,504
   Retained in Separate Account B by Golden American Life Insurance Company...............................              3,093
                                                                                                                ----------------
     TOTAL NET ASSETS.....................................................................................         $7,443,411
                                                                                                                ================



                                                                  2



                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 1999, EXCEPT AS NOTED
                                                       (DOLLARS IN THOUSANDS)



                                                                    LIMITED
                                                        LIQUID      MATURITY         HARD           ALL-           REAL
                                                         ASSET        BOND          ASSETS         GROWTH         ESTATE
                                                       DIVISION     DIVISION       DIVISION       DIVISION       DIVISION
                                                     ---------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends ..................................       $15,368        $5,178           $257        $22,107        $2,278
    Capital gains distributions ................            --            --             --          5,823         1,527
                                                     ---------------------------------------------------------------------
   TOTAL INVESTMENT INCOME .....................        15,368         5,178            257         27,930         3,805

   Expenses:
    Mortality and expense risk and other charges         4,755         1,698            494          1,297           818
    Annual administrative charges ..............            94            37             16             46            27
    Minimum death benefit guarantee charges ....             8             1              1              1             1
    Contingent deferred sales charges ..........         3,171           129            119             89           112
    Other contract charges .....................             7             3              2              3             1
    Amortization of deferred charges related to:
      Deferred sales load ......................           553           275             85            326           159
      Premium taxes ............................            18             2             --              2             1
                                                     ---------------------------------------------------------------------
   TOTAL EXPENSES ..............................         8,606         2,145            717          1,764         1,119
                                                     ---------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS) ................         6,762         3,033           (460)        26,166         2,686

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
    Net realized gain (loss) on investments ....            --          (153)        (9,098)        12,611           452
    Net unrealized appreciation (depreciation)
      of investments ...........................            --        (3,486)        15,365         41,917        (6,895)
                                                     ---------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...................        $6,762         $(606)        $5,807        $80,694       $(3,757)
                                                     =====================================================================



(a)      Commencement of operations, October 25, 1999.
(b)      Commencement of operations, November 1, 1999.
(c)      Commencement of operations, December 3, 1999.



See accompanying notes.
                                                                 3



                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 1999, EXCEPT AS NOTED
                                                             (CONTINUED)
                                                       (DOLLARS IN THOUSANDS)



                                                        FULLY         EQUITY        CAPITAL        RISING       EMERGING
                                                       MANAGED        INCOME      APPRECIATION    DIVIDENDS     MARKETS
                                                       DIVISION      DIVISION       DIVISION      DIVISION      DIVISION
                                                      --------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends ..................................       $10,485        $13,369         $6,809        $4,048          $350
    Capital gains distributions ................         9,191         14,763         35,936        16,664            --
                                                      --------------------------------------------------------------------
   TOTAL INVESTMENT INCOME .....................        19,676         28,132         42,745        20,712           350

   Expenses:
    Mortality and expense risk and other charges         3,284          3,262          3,945         9,409           321
    Annual administrative charges ..............           102            143            113           209            14
    Minimum death benefit guarantee charges ....             1              6              1             1             1
    Contingent deferred sales charges ..........           170            137            246           725            27
    Other contract charges .....................             6              9              8            13             1
    Amortization of deferred charges related to:
      Deferred sales load ......................           570          1,165            763           776           100
      Premium taxes ............................             2              2              3             3             1
                                                      --------------------------------------------------------------------
   TOTAL EXPENSES ..............................         4,135          4,724          5,079        11,136           465
                                                      --------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS) ................        15,541         23,408         37,666         9,576          (115)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
    Net realized gain (loss) on investments ....         4,586            604         12,525        12,658          (839)
    Net unrealized appreciation (depreciation)
      of investments ...........................        (8,712)       (30,854)        16,816        60,461        17,638
                                                      --------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...................       $11,415        $(6,842)       $67,007       $82,695       $16,684
                                                      ====================================================================



(a)      Commencement of operations, October 25, 1999.
(b)      Commencement of operations, November 1, 1999.
(c)      Commencement of operations, December 3, 1999.




See accompanying notes.
                                                                 4



                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 1999, EXCEPT AS NOTED
                                                             (CONTINUED)
                                                       (DOLLARS IN THOUSANDS)



                                                       MARKET         VALUE        STRATEGIC        SMALL         MANAGED
                                                       MANAGER        EQUITY         EQUITY          CAP           GLOBAL
                                                      DIVISION       DIVISION       DIVISION       DIVISION       DIVISION
                                                      ---------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends ..................................          $110         $1,231           $211         $6,243        $9,130
    Capital gains distributions ................           973          2,440            549          2,817        15,707
                                                      ---------------------------------------------------------------------
   TOTAL INVESTMENT INCOME .....................         1,083          3,671            760          9,060        24,837

   Expenses:
    Mortality and expense risk and other charges            --          1,869          1,454          2,692         1,667
    Annual administrative charges ..............            --             52             29             57            54
    Minimum death benefit guarantee charges ....            --             --             --             --             1
    Contingent deferred sales charges ..........            --            129            252            157           195
    Other contract charges .....................            --              2              1              2             4
    Amortization of deferred charges related to:
      Deferred sales load ......................            40            151             75             82           397
      Premium taxes ............................            --             --              1              1             1
                                                      ---------------------------------------------------------------------
   TOTAL EXPENSES ..............................            40          2,203          1,812          2,991         2,319
                                                      ---------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS) ................         1,043          1,468         (1,052)         6,069        22,518

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
    Net realized gain (loss) on investments ....           861          5,066          5,704         30,614        42,644
    Net unrealized appreciation (depreciation)
      of investments ...........................          (880)        (9,606)        54,916         54,213         6,404
                                                      ---------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...................        $1,024        $(3,072)       $59,568        $90,896       $71,566
                                                      =====================================================================



(a)      Commencement of operations, October 25, 1999.
(b)      Commencement of operations, November 1, 1999.
(c)      Commencement of operations, December 3, 1999.



See accompanying notes.
                                                                 5



                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 1999, EXCEPT AS NOTED
                                                             (CONTINUED)
                                                       (DOLLARS IN THOUSANDS)



                                                       MID-CAP       CAPITAL                      TOTAL
                                                        GROWTH        GROWTH      RESEARCH       RETURN         GROWTH
                                                      DIVISION      DIVISION      DIVISION      DIVISION       DIVISION
                                                      ------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends ..................................       $41,872       $22,161        $7,421       $12,635        $12,825
    Capital gains distributions ................         2,355           669         2,686         1,756          1,124
                                                      ------------------------------------------------------------------
   TOTAL INVESTMENT INCOME .....................        44,227        22,830        10,107        14,391         13,949

   Expenses:
    Mortality and expense risk and other charges         3,582         4,167         6,574         5,403          7,294
    Annual administrative charges ..............            59            91           117           106            102
    Minimum death benefit guarantee charges ....            --            --            --            --              1
    Contingent deferred sales charges ..........           244           294           380           297            405
    Other contract charges .....................             2             1             3             1              3
    Amortization of deferred charges related to:
      Deferred sales load ......................            68            68           110            83             95
      Premium taxes ............................             1            --             1             1              1
                                                      ------------------------------------------------------------------
   TOTAL EXPENSES ..............................         3,956         4,621         7,185         5,891          7,901
                                                      ------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS) ................        40,271        18,209         2,922         8,500          6,048

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
    Net realized gain (loss) on investments ....        27,166         3,969         2,750           531         46,796
    Net unrealized appreciation (depreciation)
      of investments ...........................       122,970        50,167        99,090        (4,991)       324,922
                                                      ------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...................      $190,407       $72,345      $104,762        $4,040       $377,766
                                                      ==================================================================



(a)      Commencement of operations, October 25, 1999.
(b)      Commencement of operations, November 1, 1999.
(c)      Commencement of operations, December 3, 1999.


See accompanying notes.
                                                                 6



                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 1999, EXCEPT AS NOTED
                                                             (CONTINUED)
                                                       (DOLLARS IN THOUSANDS)



                                                                                                   PIMCO         PIMCO
                                                         GLOBAL                                    HIGH        STOCKSPLUS
                                                         FIXED      DEVELOPING      GROWTH         YIELD       GROWTH AND
                                                        INCOME         WORLD     OPPORTUNITIES     BOND          INCOME
                                                       DIVISION      DIVISION      DIVISION      DIVISION       DIVISION
                                                       -------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends ..................................          $345         $1,400          $162        $8,321        $12,203
    Capital gains distributions ................            --             --           130            --          6,865
                                                       -------------------------------------------------------------------
   TOTAL INVESTMENT INCOME .....................           345          1,400           292         8,321         19,068

   Expenses:
    Mortality and expense risk and other charges           237            260            95         1,537          2,030
    Annual administrative charges ..............             3              4             1            19             20
    Minimum death benefit guarantee charges ....            --             --            --            --             --
    Contingent deferred sales charges ..........            22             11             2            68             95
    Other contract charges .....................            --             --            --            --             --
    Amortization of deferred charges related to:
      Deferred sales load ......................             2             --             1            13             16
      Premium taxes ............................            --             --            --            --             --
                                                       -------------------------------------------------------------------
   TOTAL EXPENSES ..............................           264            275            99         1,637          2,161
                                                       -------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS) ................            81          1,125           193         6,684         16,907

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
    Net realized gain (loss) on investments ....          (939)         2,134           732          (974)         4,397
    Net unrealized appreciation (depreciation)
      of investments ...........................          (662)         7,506           111        (4,721)         1,944
                                                       -------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...................       $(1,520)       $10,765        $1,036          $989        $23,248
                                                       ===================================================================



(a)  Commencement of operations, October 25, 1999.
(b)  Commencement of operations, November 1, 1999.
(c)  Commencement of operations, December 3, 1999.



See accompanying notes.
                                                                 7



                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 1999, EXCEPT AS NOTED
                                                             (CONTINUED)
                                                       (DOLLARS IN THOUSANDS)



                                                                        SMITH         SMITH           SMITH         SMITH
                                                                        BARNEY        BARNEY          BARNEY        BARNEY
                                                                         HIGH        LARGE CAP    INTERNATIONAL     MONEY
                                                       APPRECIATION     INCOME         VALUE          EQUITY        MARKET
                                                         DIVISION      DIVISION      DIVISION        DIVISION      DIVISION
                                                       ---------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends ..................................            $7           $53            $10             $1            $11
    Capital gains distributions ................            17            --             21             --             --
                                                       --------------------------------------------------------------------
   TOTAL INVESTMENT INCOME .....................            24            53             31              1             11

   Expenses:
    Mortality and expense risk and other charges            14             9             10              5              3
    Annual administrative charges ..............             1             1              1             --             --
    Minimum death benefit guarantee charges ....            --            --             --             --             --
    Contingent deferred sales charges ..........             2            --              1             --             --
    Other contract charges .....................            --            --             --             --             --
    Amortization of deferred charges related to:
      Deferred sales load ......................            --            --             --             --             --
      Premium taxes ............................            --            --             --             --             --
                                                       --------------------------------------------------------------------
   TOTAL EXPENSES ..............................            17            10             12              5              3
                                                       --------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS) ................             7            43             19             (4)             8

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
    Net realized gain (loss) on investments ....            23           (48)            10             20             --
    Net unrealized appreciation (depreciation)
      of investments ...........................            76            10            (47)           214             --
                                                       --------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...................          $106            $5           $(18)          $230             $8
                                                       ====================================================================



(a)  Commencement of operations, October 25, 1999.
(b)  Commencement of operations, November 1, 1999.
(c)  Commencement of operations, December 3, 1999.



See accompanying notes.
                                                                 8



                                          GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                    SEPARATE ACCOUNT B
                                                 STATEMENT OF OPERATIONS
                                  FOR THE YEAR ENDED DECEMBER 31, 1999, EXCEPT AS NOTED
                                                       (CONTINUED)
                                                  (DOLLARS IN THOUSANDS)



                                                      INTERNATIONAL      ASSET                  GROWTH &   HIGH QUALITY
                                                         EQUITY       ALLOCATION    EQUITY       INCOME        BOND
                                                        DIVISION      DIVISION(b) DIVISION(b)  DIVISION(a)  DIVISION(c)   COMBINED
                                                      ------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends ......................................      $1,432            $1           --           --         --       $218,034
    Capital gains distributions ....................          --             1           $7           $1         --        122,022
                                                      ------------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME .........................       1,432             2            7            1         --        340,056

   Expenses:
    Mortality and expense risk and other charges ...       1,371            --           --           --         --         69,556
    Annual administrative charges ..................          21            --           --           --         --          1,539
    Minimum death benefit guarantee charges ........          --            --           --           --         --             24
    Contingent deferred sales charges ..............          87            --           --           --         --          7,566
    Other contract charges .........................          --            --           --           --         --             72
    Amortization of deferred charges related to:
      Deferred sales load ..........................          --            --           --           --         --          5,973
      Premium taxes ................................           1            --           --           --         --             42
                                                      ------------------------------------------------------------------------------
   TOTAL EXPENSES ..................................       1,480            --           --           --         --         84,772
                                                      ------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS) ....................         (48)            2            7            1         --        255,284

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
    Net realized gain (loss) on investments ........      30,975            --           --           --        $(1)       235,776
    Net unrealized appreciation (depreciation)
      of investments ...............................      24,199             1            5            2         --        828,093
                                                      ------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .......................     $55,126            $3          $12           $3        $(1)    $1,319,153
                                                      ==============================================================================



(a)  Commencement of operations, October 25, 1999.
(b)  Commencement of operations, November 1, 1999.
(c)  Commencement of operations, December 3, 1999.


See accompanying notes.
                                                                 9



                                          GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                    SEPARATE ACCOUNT B
                                           STATEMENTS OF CHANGES IN NET ASSETS
                             FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998, EXCEPT AS NOTED
                                                  (DOLLARS IN THOUSANDS)



                                                                      LIMITED
                                                        LIQUID        MATURITY         HARD           ALL-            REAL
                                                         ASSET          BOND          ASSETS         GROWTH          ESTATE
                                                       DIVISION       DIVISION       DIVISION       DIVISION        DIVISION
                                                      -----------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1998 ...................       $57,254        $52,467        $45,503        $71,738        $74,700
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) ................         3,131          1,782          2,033           (905)         8,244
    Net realized gain (loss) on investments .....            --            872         (6,941)           330          3,708
    Net unrealized appreciation (depreciation)
      of investments ............................            --            739         (8,620)         6,240        (24,689)
                                                      ----------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations .................         3,131          3,393        (13,528)         5,665        (12,737)

  Changes from principal transactions:
    Purchase payments ...........................       227,924         42,180          7,508         15,762         24,639
    Contract distributions and terminations .....       (38,803)        (9,265)        (4,524)        (9,206)        (6,988)
    Transfer payments from (to) Fixed Accounts
      and other Divisions .......................       (73,759)        14,051         (5,266)        (2,159)       (10,631)
    Addition to assets retained in the Account by
      Golden American Life Insurance Company ....            12              6             10              7             12
                                                      ----------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions ...............       115,374         46,972         (2,272)         4,404          7,032
                                                      ----------------------------------------------------------------------
  Total increase (decrease) .....................       118,505         50,365        (15,800)        10,069         (5,705)
                                                      ----------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1998 ...............       175,759        102,832         29,703         81,807         68,995

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) ................         6,762          3,033           (460)        26,166          2,686
    Net realized gain (loss) on investments .....            --           (153)        (9,098)        12,611            452
    Net unrealized appreciation (depreciation)
      of investments ............................            --         (3,486)        15,365         41,917         (6,895)
                                                      ----------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations .................         6,762           (606)         5,807         80,694         (3,757)

  Changes from principal transactions:
    Purchase payments ...........................       466,501         67,604          7,898          9,526          9,108
    Contract distributions and terminations .....      (123,045)       (15,384)        (5,361)       (15,134)        (9,074)
    Transfer payments from (to) Fixed Accounts
      and other Divisions .......................        (3,655)        (4,046)           881        (11,033)        (9,597)
    Addition to assets retained in the Account by
      Golden American Life Insurance Company ....             4              1              1              3              2
                                                      ----------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions ...............       339,805         48,175          3,419        (16,638)        (9,561)
                                                      ----------------------------------------------------------------------
  Total increase (decrease) .....................       346,567         47,569          9,226         64,056        (13,318)
                                                      ----------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1999 ...............      $522,326       $150,401        $38,929       $145,863        $55,677
                                                      ======================================================================



(a)      Commencement of operations, March 2, 1998.
(b)      Commencement of operations, May 8, 1998.
(c)      Commencement of operations, May 11, 1998.
(d)      Commencement of operations, October 25, 1999.
(e)      Commencement of operations, November 1, 1999.
(f)      Commencement of operations, December 3, 1999.



See accompanying notes.
                                                                 10



                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998, EXCEPT AS NOTED
                                                             (CONTINUED)
                                                       (DOLLARS IN THOUSANDS)



                                                         FULLY         EQUITY        CAPITAL         RISING        EMERGING
                                                        MANAGED        INCOME      APPRECIATION     DIVIDENDS      MARKETS
                                                       DIVISION       DIVISION       DIVISION       DIVISION       DIVISION
                                                       ---------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1998 ...................      $158,650       $261,869       $187,817       $215,943        $34,501
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) ................        15,626         23,815         18,956         12,920           (524)
    Net realized gain (loss) on investments .....         1,704          2,288          6,551          3,842         (3,524)
    Net unrealized appreciation (depreciation)
      of investments ............................       (10,501)       (10,125)        (3,987)        17,344         (4,266)
                                                      ----------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations .................         6,829         15,978         21,520         34,106         (8,314)

  Changes from principal transactions:
    Purchase payments ...........................        74,467         34,793         63,892        216,682          2,520
    Contract distributions and terminations .....       (19,367)       (39,339)       (26,711)       (26,449)        (2,973)
    Transfer payments from (to) Fixed Accounts
      and other Divisions .......................         5,756            581         10,035         60,274         (3,483)
    Addition to assets retained in the Account by
      Golden American Life Insurance Company.....            31             28             25             60              3
                                                      ----------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions ...............        60,887         (3,937)        47,241        250,567         (3,933)
                                                      ----------------------------------------------------------------------
  Total increase (decrease) .....................        67,716         12,041         68,761        284,673        (12,247)
                                                      ----------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1998 ...............       226,366        273,910        256,578        500,616         22,254

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) ................        15,541         23,408         37,666          9,576           (115)
    Net realized gain (loss) on investments .....         4,586            604         12,525         12,658           (839)
    Net unrealized appreciation (depreciation)
      of investments ............................        (8,712)       (30,854)        16,816         60,461         17,638
                                                      ----------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations .................        11,415         (6,842)        67,007         82,695         16,684

  Changes from principal transactions:
    Purchase payments ...........................        62,680         62,880        107,357        245,047          1,445
    Contract distributions and terminations .....       (30,839)       (54,241)       (44,732)       (59,723)        (3,546)
    Transfer payments from (to) Fixed Accounts
      and other Divisions .......................        (2,413)        (4,436)        15,746         44,445         (1,366)
    Addition to assets retained in the Account by
      Golden American Life Insurance Company ....             9             13             11             14              1
                                                      ----------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions ...............        29,437          4,216         78,382        229,783         (3,466)
                                                      ----------------------------------------------------------------------
  Total increase (decrease) .....................        40,852         (2,626)       145,389        312,478         13,218
                                                      ----------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1999 ...............      $267,218       $271,284       $401,967       $813,094        $35,472
                                                      ======================================================================



(a)      Commencement of operations, March 2, 1998.
(b)      Commencement of operations, May 8, 1998.
(c)      Commencement of operations, May 11, 1998.
(d)      Commencement of operations, October 25, 1999.
(e)      Commencement of operations, November 1, 1999.
(f)      Commencement of operations, December 3, 1999.



See accompanying notes.
                                                                 11



                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998, EXCEPT AS NOTED
                                                             (CONTINUED)
                                                       (DOLLARS IN THOUSANDS)



                                                         MARKET         VALUE          STRATEGIC         SMALL          MANAGED
                                                         MANAGER        EQUITY           EQUITY           CAP            GLOBAL
                                                        DIVISION       DIVISION         DIVISION        DIVISION        DIVISION
                                                     -----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1998 ...................         $6,716         $77,025         $50,437         $52,725        $104,681
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) ................            299           1,994           3,586          (1,343)          3,296
    Net realized gain (loss) on investments .....            135           1,237           1,365           2,148           7,634
    Net unrealized appreciation (depreciation)
      of investments ............................          1,090          (4,208)         (6,078)         15,952          16,611
                                                     ----------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations .................          1,524            (977)         (1,127)         16,757          27,541

  Changes from principal transactions:
    Purchase payments ...........................            (36)         51,484          25,972          44,851          11,958
    Contract distributions and terminations .....           (188)         (7,869)         (5,201)         (6,104)        (13,329)
    Transfer payments from (to) Fixed Accounts
      and other Divisions .......................           (309)          6,521           1,265          16,010            (176)
    Addition to assets retained in the Account by
      Golden American Life Insurance Company ....             --              10               2               6               9
                                                     ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions ...............           (533)         50,146          22,038          54,763          (1,538)
                                                     ----------------------------------------------------------------------------
  Total increase (decrease) .....................            991          49,169          20,911          71,520          26,003
                                                     ----------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1998 ...............          7,707         126,194          71,348         124,245         130,684

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) ................          1,043           1,468          (1,052)          6,069          22,518
    Net realized gain (loss) on investments .....            861           5,066           5,704          30,614          42,644
    Net unrealized appreciation (depreciation)
      of investments ............................           (880)         (9,606)         54,916          54,213           6,404
                                                     ----------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations .................          1,024          (3,072)         59,568          90,896          71,566

  Changes from principal transactions:
    Purchase payments ...........................             77          33,542          56,281          94,650           8,846
    Contract distributions and terminations .....         (1,399)        (13,124)        (11,518)        (11,971)        (21,244)
    Transfer payments from (to) Fixed Accounts
      and other Divisions .......................           (325)         (6,161)         21,844          26,607          (8,510)
    Addition to assets retained in the Account by
      Golden American Life Insurance Company ....             --               1               3               2               3
                                                     ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions ...............         (1,647)         14,258          66,610         109,288         (20,905)
                                                     ----------------------------------------------------------------------------
  Total increase (decrease) .....................           (623)         11,186         126,178         200,184          50,661
                                                     ----------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1999 ...............         $7,084        $137,380        $197,526        $324,429        $181,345
                                                     ============================================================================



(a)      Commencement of operations, March 2, 1998.
(b)      Commencement of operations, May 8, 1998.
(c)      Commencement of operations, May 11, 1998.
(d)      Commencement of operations, October 25, 1999.
(e)      Commencement of operations, November 1, 1999.
(f)      Commencement of operations, December 3, 1999.



See accompanying notes.
                                                                 12



                                              GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998, EXCEPT AS NOTED
                                                             (CONTINUED)
                                                       (DOLLARS IN THOUSANDS)



                                                         MID-CAP         CAPITAL                          TOTAL
                                                         GROWTH          GROWTH         RESEARCH         RETURN          GROWTH
                                                        DIVISION        DIVISION        DIVISION        DIVISION        DIVISION
                                                     ----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1998 ...................        $20,361         $44,922         $34,402         $26,231         $23,178
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) ................          3,991           2,904          10,068           9,099           4,697
    Net realized gain (loss) on investments .....            899             911             972             185            (807)
    Net unrealized appreciation (depreciation)
      of investments ............................          6,574           7,679          16,878           1,028          15,417
                                                     ----------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations .................         11,464          11,494          27,918          10,312          19,307

  Changes from principal transactions:
    Purchase payments ...........................         66,121         105,760         167,295         156,492          77,977
    Contract distributions and terminations .....         (3,065)         (7,503)         (6,740)         (7,889)         (3,834)
    Transfer payments from (to) Fixed Accounts
      and other Divisions .......................         21,962          24,270          60,643          42,666          26,430
    Addition to assets retained in the Account by
      Golden American Life Insurance Company ....              1               7              11              23              10
                                                     ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions ...............         85,019         122,534         221,209         191,292         100,583
                                                     ----------------------------------------------------------------------------
  Total increase (decrease) .....................         96,483         134,028         249,127         201,604         119,890
                                                     ----------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1998 ...............        116,844         178,950         283,529         227,835         143,068

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) ................         40,271          18,209           2,922           8,500           6,048
    Net realized gain (loss) on investments .....         27,166           3,969           2,750             531          46,796
    Net unrealized appreciation (depreciation)
      of investments ............................        122,970          50,167          99,090          (4,991)        324,922
                                                     ----------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations .................        190,407          72,345         104,762           4,040         377,766

  Changes from principal transactions:
    Purchase payments ...........................        167,461         158,765         232,103         191,000         444,759
    Contract distributions and terminations .....        (15,116)        (16,970)        (24,594)        (22,055)        (28,748)
    Transfer payments from (to) Fixed Accounts
      and other Divisions .......................         79,613          37,151          40,954          54,551         268,657
    Addition to assets retained in the Account by
      Golden American Life Insurance Company ....              6               5               6               9               8
                                                     ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions ...............        231,964         178,951         248,469         223,505         684,676
                                                     ----------------------------------------------------------------------------
  Total increase (decrease) .....................        422,371         251,296         353,231         227,545       1,062,442
                                                     ----------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1999 ...............       $539,215        $430,246        $636,760        $455,380      $1,205,510
                                                     ============================================================================



(a)      Commencement of operations, March 2, 1998.
(b)      Commencement of operations, May 8, 1998.
(c)      Commencement of operations, May 11, 1998.
(d)      Commencement of operations, October 25, 1999.
(e)      Commencement of operations, November 1, 1999.
(f)      Commencement of operations, December 3, 1999.


See accompanying notes.
                                                                 13



                                          GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                   SEPARATE ACCOUNT B
                                           STATEMENTS OF CHANGES IN NET ASSETS
                             FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998, EXCEPT AS NOTED
                                                       (CONTINUED)
                                                  (DOLLARS IN THOUSANDS)



                                                                                                          PIMCO          PIMCO
                                                          GLOBAL                                          HIGH         STOCKSPLUS
                                                           FIXED        DEVELOPING        GROWTH          YIELD        GROWTH AND
                                                          INCOME          WORLD        OPPORTUNITIES      BOND           INCOME
                                                         DIVISION       DIVISION(a)     DIVISION(a)    DIVISION(c)     DIVISION(b)
                                                       ----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1998 ...................           $206              --              --              --              --
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) ................            174            $(22)            $(8)           $817            $814
    Net realized gain (loss) on investments .....            216            (266)           (235)           (318)            (97)
    Net unrealized appreciation (depreciation)
      of investments ............................             --             149             349             (18)          4,255
                                                       ---------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations .................            390            (139)            106             481           4,972

  Changes from principal transactions:
    Purchase payments ...........................          5,820           2,757           4,097          32,399          29,368
    Contract distributions and terminations .....           (219)            (34)            (45)           (912)           (361)
    Transfer payments from (to) Fixed Accounts
      and other Divisions .......................          3,331           1,928             (27)         14,150          17,822
    Addition to assets retained in the Account by
      Golden American Life Insurance Company ....             --              --              --              --               1
                                                       ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions ...............          8,932           4,651           4,025          45,637          46,830
                                                       ---------------------------------------------------------------------------
  Total increase (decrease) .....................          9,322           4,512           4,131          46,118          51,802
                                                       ---------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1998 ...............          9,528           4,512           4,131          46,118          51,802

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) ................             81           1,125             193           6,684          16,907
    Net realized gain (loss) on investments .....           (939)          2,134             732            (974)          4,397
    Net unrealized appreciation (depreciation)
      of investments ............................           (662)          7,506             111          (4,721)          1,944
                                                       ---------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations .................         (1,520)         10,765           1,036             989          23,248

  Changes from principal transactions:
    Purchase payments ...........................         10,947          14,639           1,833          73,017         122,580
    Contract distributions and terminations .....         (1,341)           (740)           (256)         (6,247)         (5,161)
    Transfer payments from (to) Fixed Accounts
      and other Divisions .......................          3,644          22,497             (81)         32,181          28,758
    Addition to assets retained in the Account by
      Golden American Life Insurance Company ....             --              --              --               1               3
                                                       ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions ...............         13,250          36,396           1,496          98,952         146,180
                                                       ---------------------------------------------------------------------------
  Total increase (decrease) .....................         11,730          47,161           2,532          99,941         169,428
                                                       ---------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1999 ...............        $21,258         $51,673          $6,663        $146,059        $221,230
                                                       ===========================================================================


(a)      Commencement of operations, March 2, 1998.
(b)      Commencement of operations, May 8, 1998.
(c)      Commencement of operations, May 11, 1998.
(d)      Commencement of operations, October 25, 1999.
(e)      Commencement of operations, November 1, 1999.
(f)      Commencement of operations, December 3, 1999.



See accompanying notes.
                                                                 14



                                          GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                   SEPARATE ACCOUNT B
                                           STATEMENTS OF CHANGES IN NET ASSETS
                             FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998, EXCEPT AS NOTED
                                                       (CONTINUED)
                                                  (DOLLARS IN THOUSANDS)



                                                                          SMITH          SMITH            SMITH          SMITH
                                                                          BARNEY         BARNEY           BARNEY         BARNEY
                                                                           HIGH         LARGE CAP      INTERNATIONAL     MONEY
                                                        APPRECIATION      INCOME         VALUE            EQUITY         MARKET
                                                          DIVISION       DIVISION       DIVISION         DIVISION       DIVISION
                                                       ---------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1998 ...................           $263            $209            $215             $96            $181
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) ................             30              36              14              (3)             14
    Net realized gain (loss) on investments .....              3               8               2              (1)             --
    Net unrealized appreciation (depreciation)
      of investments ............................             52             (66)              3              (2)             --
                                                       ---------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations .................             85             (22)             19              (6)             14

  Changes from principal transactions:
    Purchase payments ...........................            595             530             429             178             565
    Contract distributions and terminations .....            (21)            (15)             (5)             (4)            (25)
    Transfer payments from (to) Fixed Accounts
      and other Divisions .......................             52             104              43              62            (417)
    Addition to assets retained in the Account by
      Golden American Life Insurance Company ....             --              --              --              --              --
                                                       ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions ...............            626             619             467             236             123
                                                       ---------------------------------------------------------------------------
  Total increase (decrease) .....................            711             597             486             230             137
                                                       ---------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1998 ...............            974             806             701             326             318

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) ................              7              43              19              (4)              8
    Net realized gain (loss) on investments .....             23             (48)             10              20              --
    Net unrealized appreciation (depreciation)
      of investments ............................             76              10             (47)            214              --
                                                       ---------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations .................            106               5             (18)            230               8

  Changes from principal transactions:
    Purchase payments ...........................             40               3              42              18             210
    Contract distributions and terminations .....           (149)            (77)            (59)             (5)            (11)
    Transfer payments from (to) Fixed Accounts
      and other Divisions .......................             12            (190)            (23)            (32)             54
    Addition to assets retained in the Account by
      Golden American Life Insurance Company ....             --              --              --              --              --
                                                       ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions ...............            (97)           (264)            (40)            (19)            253
                                                       ---------------------------------------------------------------------------
  Total increase (decrease) .....................              9            (259)            (58)            211             261
                                                       ---------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1999 ...............           $983            $547            $643            $537            $579
                                                       ===========================================================================



(a)      Commencement of operations, March 2, 1998.
(b)      Commencement of operations, May 8, 1998.
(c)      Commencement of operations, May 11, 1998.
(d)      Commencement of operations, October 25, 1999.
(e)      Commencement of operations, November 1, 1999.
(f)      Commencement of operations, December 3, 1999.



See accompanying notes.
                                                                 15



                                          GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                    SEPARATE ACCOUNT B
                                           STATEMENTS OF CHANGES IN NET ASSETS
                             FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998, EXCEPT AS NOTED
                                                       (CONTINUED)
                                                  (DOLLARS IN THOUSANDS)


                                                                                                                HIGH
                                                      INTERNATIONAL     ASSET                   GROWTH &      QUALITY
                                                          EQUITY      ALLOCATION     EQUITY      INCOME         BOND
                                                         DIVISION     DIVISION(e)  DIVISION(e)  DIVISION(d)  DIVISION(f)  COMBINED
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1998 .....................       $1,981            --           --           --           --    $1,604,271
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) ..................         (179)           --           --           --           --       125,356
    Net realized gain (loss) on investments .......         (556)           --           --           --           --        22,265
    Net unrealized appreciation (depreciation)
      of investments ..............................        1,647            --           --           --           --        39,447
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations ...................          912            --           --           --           --       187,068

  Changes from principal transactions:
    Purchase payments .............................       41,775            --           --           --           --     1,536,754
    Contract distributions and terminations .......         (940)           --           --           --           --      (247,928)
    Transfer payments from (to) Fixed Accounts
      and other Divisions .........................        6,037            --           --           --           --       237,766
    Addition to assets retained in the Account by
     Golden American Life Insurance Company .......           --            --           --           --           --           274
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions .................       46,872            --           --           --           --     1,526,866
                                                     -------------------------------------------------------------------------------
  Total increase (decrease) .......................       47,784            --           --           --           --     1,713,934
                                                     -------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1998 .................       49,765            --           --           --           --     3,318,205

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) ..................          (48)           $2           $7           $1           --       255,284
    Net realized gain (loss) on investments .......       30,975            --           --           --          $(1)      235,776
    Net unrealized appreciation (depreciation)
      of investments ..............................       24,199             1            5            2           --       828,093
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations ...................       55,126             3           12            3           (1)    1,319,153

  Changes from principal transactions:
    Purchase payments .............................       55,479           127          281           98          127     2,706,971
    Contract distributions and terminations .......       (3,729)           --           --           --           (4)     (545,597)
    Transfer payments from (to) Fixed Accounts
      and other Divisions .........................       18,928             3            4            6          (95)      644,573
    Addition to assets retained in the Account by
      Golden American Life Insurance Company ......           --            --           --           --           --           106
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived
      from principal transactions .................       70,678           130          285          104           28     2,806,053
                                                     -------------------------------------------------------------------------------
  Total increase (decrease) .......................      125,804           133          297          107           27     4,125,206
                                                     -------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1999 .................     $175,569          $133         $297         $107          $27    $7,443,411
                                                     ===============================================================================



(a)      Commencement of operations, March 2, 1998.
(b)      Commencement of operations, May 8, 1998.
(c)      Commencement of operations, May 11, 1998.
(d)      Commencement of operations, October 25, 1999.
(e)      Commencement of operations, November 1, 1999.
(f)      Commencement of operations, December 3, 1999.



See accompanying notes.
                                                                 16

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1999

NOTE 1 - ORGANIZATION
Golden American Life Insurance Company Separate Account B (the "Account") was established by Golden American Life Insurance Company ("Golden American") to support the operations of variable annuity contracts ("Contracts"). Golden American is primarily engaged in the issuance of variable insurance products and is licensed as a life insurance company in the District of Columbia and all states except New York. The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. Golden American provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the Golden American Guaranteed Interest Division, the Golden American Fixed Interest Division, and the Fixed Separate Account, which are not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be chargeable with liabilities arising out of any other business Golden American may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of Golden American. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Golden American.

During 1999, the Account had GoldenSelect Contracts and Granite PrimElite Contracts. GoldenSelect Contracts sold by Golden American during 1999 include DVA 100, DVA Series 100, DVA Plus, Access, Premium Plus, ESII, and Value. During 1999, the Account had GoldenSelect Contracts (DVA 80) which were no longer being sold.

At December 31, 1999, the Account had, under GoldenSelect Contracts, thirty-one investment divisions: Liquid Asset, Limited Maturity Bond, Hard Assets, All-Growth, Real Estate, Fully Managed, Equity Income (formerly Multiple Allocation), Capital Appreciation, Rising Dividends, Emerging Markets, Market Manager, Value Equity, Strategic Equity, Small Cap, Managed Global, Mid-Cap Growth, Capital Growth (formerly Growth & Income), Research, Total Return, Growth (formerly Value + Growth), Global Fixed Income, Developing World, Growth Opportunities, PIMCO High Yield Bond, PIMCO StocksPLUS Growth and Income, International Equity, Asset Allocation, Equity, Growth & Income, and High Quality Bond Divisions ("Divisions"). The Account also had, under Granite PrimElite Contracts, eight investments divisions: Mid-Cap Growth, Research, Total Return, Appreciation, Smith Barney High Income, Smith Barney Large Cap Value, Smith Barney International Equity, and Smith Barney Money Market Divisions (collectively with the divisions noted above, "Divisions"). The assets in each Division are invested in shares of a designated series ("Series," which may also be referred to as "Portfolio") of mutual funds, The GCG Trust, PIMCO Variable Insurance Trust, Greenwich Street Series Fund Inc., Travelers Series Fund Inc., Warburg Pincus Trust, or The Galaxy VIP Fund (the "Trusts"). The Account also includes The Fund For Life Division, which is not included in the accompanying financial statements, and which ceased to accept new Contracts effective December 31, 1994.

Prior to August 14, 1998, the Account also had certain investment divisions available from the Equi-Select Series Trust. In an effort to consolidate operations, Golden American requested permission from the Securities and Exchange Commission ("SEC") to substitute shares of each Portfolio of the Equi-Select Series Trust with shares of a similar Series of The GCG Trust. On August 14, 1998, after approval from the SEC, shares of each Portfolio of the Equi-Select Series Trust were substituted with shares of a similar Series of The GCG Trust. The consolidation resulted in the following Series being substituted from The GCG Trust:

   Equi-Select Series Trust                  The GCG Trust
     Investment Division                   Investment Division
-------------------------------  ----------------------------------------------

International Fixed Income           Global Fixed Income
OTC                                  Mid-Cap Growth
Research                             Research
Total Return                         Total Return
Value + Growth                       Growth (formerly Value + Growth)
Growth & Income                      Capital Growth (formerly Growth & Income)

The Market Manager Division was open for investment for only a brief period during 1994 and 1995. This Division is now closed and Contractowners are not permitted to direct their investments into this Division.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The  following  is a  summary  of the  significant  accounting  policies  of the
Account:

USE OF ESTIMATES: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENTS: Investments are made in shares of a Series or Portfolio of the Trusts and are valued at the net asset value per share of the respective Series or Portfolio of the Trusts. Investment transactions in each Series or Portfolio of the Trusts are recorded on the trade date. Distributions of net investment income and capital gains from each Series or Portfolio of the Trusts are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Series or Portfolio of the Trusts are determined on the specific identification basis.

FEDERAL INCOME TAXES: Operations of the Account form a part of, and are taxed with, the total operations of Golden American which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of Golden American.

NOTE 3 - CHARGES AND FEES

DVA Plus, Access, and the Premium Plus each have three different death benefit options referred to as Standard, Annual Ratchet, and 7% Solution; however, in the state of Washington, the 5.5% Solution is offered instead of the 7% Solution. Granite PrimElite has two death benefit options referred to as Standard and Annual Ratchet. Golden American discontinued external sales of DVA 80 in May 1991. Golden American has also discontinued external sales of DVA 100. Under the terms of the Contract, certain charges are allocated to the Contracts to cover Golden American's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

MORTALITY AND EXPENSE RISK CHARGES: Golden American assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.

Daily charges deducted at annual rates to cover these risks follows:

    SERIES                                                       ANNUAL RATES
    ---------                                                    ------------
    DVA 80..................................................          0.80%
    DVA 100.................................................          0.90
    DVA Series 100..........................................          1.25
    DVA Plus - Standard.....................................          1.10
    DVA Plus - Annual Ratchet...............................          1.25
    DVA Plus - 5.5% Solution................................          1.25
    DVA Plus - 7% Solution..................................          1.40
    Access - Standard.......................................          1.25
    Access - Annual Ratchet.................................          1.40
    Access - 5.5% Solution..................................          1.40
    Access - 7% Solution....................................          1.55
    Premium Plus - Standard.................................          1.25
    Premium Plus - Annual Ratchet...........................          1.40
    Premium Plus - 5.5% Solution............................          1.40
    Premium Plus - 7% Solution..............................          1.55
    ESII....................................................          1.25
    Granite PrimElite - Standard............................          1.10
    Granite PrimElite - Annual Ratchet......................          1.25
    Value...................................................          0.75

ASSET BASED ADMINISTRATIVE CHARGES: A daily charge at an annual rate of 0.10% is deducted from assets attributable to DVA 100 and DVA Series 100 Contracts. A daily charge at an annual rate of 0.15% is deducted from the assets attributable to the DVA Plus, Access, Premium Plus, ESII, Value, and Granite PrimElite Contracts.

ADMINISTRATIVE CHARGES: An administrative charge is deducted from the accumulation value of Deferred Annuity Contracts to cover ongoing administrative expenses. The charge is $30 per Contract year for ES II and Value contracts. For all other Contracts the charge is $40. The charge is incurred at the beginning of the Contract processing period and deducted at the end of the Contract processing period. This charge had been waived for certain offerings of the Contracts.

MINIMUM DEATH BENEFIT GUARANTEE CHARGES: For certain Contracts, a minimum death benefit guarantee charge of up to $1.20 per $1,000 of guaranteed death benefit per Contract year is deducted from the accumulation value of Deferred Annuity Contracts on each Contract anniversary date.

CONTINGENT DEFERRED SALES CHARGES: Under DVA Plus, Premium Plus, ES II, Value, and Granite PrimElite Contracts, a contingent deferred sales charge ("Surrender Charge") is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken. The following table reflects the surrender charge that is assessed based upon the date a premium payment is received.


      Complete Years Elapsed
      Since Premium Payment                                              Surrender Charge
--------------------------------------------------------------------------------------------------------------------------------
                                      DVA PLUS        PREMIUM PLUS          ES II              VALUE         GRANITE PRIMELITE
                                      --------        ------------          -----              -----         -----------------
              0.............              7%               8%                 8%                 6%                  7%
              1.............              7                8                  7                  6                   7
              2.............              6                8                  6                  6                   6
              3.............              5                8                  5                  5                   5
              4.............              4                7                  4                  4                   4
              5.............              3                6                  3                  3                   3
              6.............              1                5                  2                  1                   1
              7.............             --                3                  1                 --                  --
              8.............             --                1                 --                 --                  --
              9+............             --               --                 --                 --                  --


OTHER CONTRACT CHARGES: Under DVA 80, DVA 100, and DVA Series 100 Contracts, a charge is deducted from the accumulation value for Contracts taking more than one conventional partial withdrawal during a Contract year. For DVA 80 and DVA 100 Contracts, annual distribution fees are deducted from the Contract accumulation values.

DEFERRED SALES LOAD: Under Contracts offered prior to October 1995, a sales load of up to 7.5 % was assessed against each premium payment for sales-related expenses as specified in the Contracts. For DVA Series 100, the sales load is deducted in equal annual installments over the period the Contract is in force, not to exceed 10 years. For DVA 80 and DVA 100 Contracts, although the sales load is chargeable to each premium when it is received by Golden American, the amount of such charge is initially advanced by Golden American to Contractowners and included in the accumulation value and then deducted in equal installments on each Contract anniversary date over a period of six years. Upon surrender of the Contract, the unamortized deferred sales load is deducted from the accumulation value. In addition, when partial withdrawal limits are exceeded, a portion of the unamortized deferred sales load is deducted.

PREMIUM TAXES: For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depend on the annuitant's state of residence and currently ranges up to 3.5% of premiums.

FEES WAIVED BY GOLDEN AMERICAN: Certain charges and fees for various types of Contracts are currently waived by Golden American. Golden American reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

A summary of the net assets retained in the Account, representing the unamortized deferred sales load and premium taxes advanced by Golden American previously noted, follows:

                                                                         YEAR ENDED DECEMBER 31
                                                              --------------------------------------------
                                                                      1999                    1998
                                                              --------------------     -------------------
                                                                         (DOLLARS IN THOUSANDS)

Balance at beginning of year............................                $9,003                 $17,009
Sales load advanced.....................................                   105                     274
Amortization of deferred sales load and premium tax.....                (6,015)                 (8,280)
                                                              --------------------     -------------------
Balance at end of year..................................                $3,093                  $9,003
                                                              ====================     ===================

NOTE 4 - PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments follows:

                                                                                     YEAR ENDED DECEMBER 31
                                                                ----------------------------------------------------------------
                                                                            1999                              1998
                                                                ----------------------------     -------------------------------
                                                                  PURCHASES       SALES              PURCHASES         SALES
                                                                ----------------------------     -------------------------------
                                                                                     (DOLLARS IN THOUSANDS)
The GCG Trust:
     Liquid Asset Series..................................       $1,632,496    $1,285,868              $570,537        $452,115
     Limited Maturity Bond Series.........................           81,290        30,122                71,742          22,970
     Hard Assets Series...................................           41,433        38,490                17,730          17,975
     All-Growth Series....................................           46,095        36,607                16,647          13,146
     Real Estate Series...................................           20,497        27,401                29,007          13,733
     Fully Managed Series.................................           68,756        23,879                83,688           7,148
     Equity Income Series.................................           70,767        43,280                52,037          32,159
     Capital Appreciation Series..........................          148,975        33,036                83,259          17,034
     Rising Dividends Series..............................          261,711        22,554               270,955           7,361
     Emerging Markets Series..............................            9,244        12,838                 2,644           7,107
     Market Manager Series................................            1,084         1,813                   342             292
     Value Equity Series..................................           43,808        28,137                58,297           6,136
     Strategic Equity Series..............................           90,233        24,704                31,008           5,375
     Small Cap Series.....................................          225,813       110,509                63,182           9,735
     Managed Global Series................................          178,228       176,669                41,119          39,355
     Mid-Cap Growth Series................................          391,543       119,357                97,494           8,444
     Capital Growth Series................................          220,384        23,307               132,350           6,850
     Research Series......................................          270,703        19,426               237,915           6,540
     Total Return Series..................................          236,379         4,467               202,032           1,560
     Growth Series........................................          860,731       170,066               119,241          13,912
     Global Fixed Income Series...........................           26,185        12,857                14,270           5,161
     Developing World Series..............................           58,318        20,799                 7,293           2,662
     Growth Opportunities Series..........................            7,288         5,600                 7,214           3,196
PIMCO Variable Insurance Trust:
     PIMCO High Yield Bond Portfolio......................          124,005        18,385                52,726           6,256
     PIMCO StocksPLUS Growth and Income Portfolio.........          188,819        25,749                49,898           2,237
Greenwich Street Series Fund Inc.:
     Appreciation Portfolio...............................              111           202                   739              82
Travelers Series Fund Inc.:
     Smith Barney High Income Portfolio...................               98           320                   878             222
     Smith Barney Large Cap Value Portfolio...............              167           189                   513              32
     Smith Barney International Equity Portfolio..........               44            67                   245              12
     Smith Barney Money Market Portfolio..................              483           222                   630             494
Warburg Pincus Trust:
     International Equity Portfolio.......................          696,223       625,613               370,938         324,226
The Galaxy VIP Fund:
     Asset Allocation Portfolio...........................              141             9                    --              --
     Equity Portfolio.....................................              292            --                    --              --
     Growth & Income Portfolio............................              105            --                    --              --
     High Quality Bond Portfolio..........................              127            99                    --              --
                                                                ----------------------------------------------------------------
COMBINED..................................................       $6,002,576    $2,942,641            $2,686,570      $1,033,527
                                                                ================================================================



                                                                 20

NOTE 5 - SUMMARY OF CHANGES FROM UNIT TRANSACTIONS
Contractowners' transactions shown in the following table reflect gross inflows ("Purchases") and outflows ("Sales") in units for each Division. The activity includes Contractowners electing to update a DVA 100 or DVA Series 100 Contract to a DVA PLUS Contract. Updates to DVA PLUS Contracts resulted in both a sale (surrender of the old Contract) and a purchase (acquisition of the new
Contract). All of the purchases transactions for the Market Manager Division resulted from such updates.

                                                                                 YEAR ENDED DECEMBER 31
                                                       ---------------------------------------------------------------------------
                                                                      1999                                     1998
                                                       ----------------------------------       ----------------------------------
                                                           PURCHASES          SALES                PURCHASES           SALES
                                                       ----------------------------------       ----------------------------------
Liquid Asset Division............................          124,478,649       101,109,842            46,713,872       38,496,936
Limited Maturity Bond Division...................            6,043,778         3,110,174             5,263,273        2,390,944
Hard Assets Division.............................            2,900,594         2,714,660             1,390,271        1,503,254
All-Growth Division..............................            1,593,344         2,299,652             1,876,296        1,557,867
Real Estate Division.............................            1,107,500         1,561,932             1,269,259        1,003,769
Fully Managed Division...........................            3,844,658         2,421,187             4,432,536        1,393,191
Equity Income Division...........................            4,105,827         3,799,977             2,439,316        2,628,892
Capital Appreciation Division....................            6,021,915         3,037,582             3,704,327        1,712,022
Rising Dividends Division........................           12,519,925         3,029,038            13,285,423        1,798,264
Emerging Markets Division........................            1,467,567         1,902,732               737,697        1,279,884
Market Manager Division..........................                  435            75,755                16,579           26,443
Value Equity Division............................            2,852,986         2,154,579             3,639,566          936,377
Strategic Equity Division........................            6,344,054         2,305,045             2,329,825          828,876
Small Cap Division...............................           14,347,399         8,174,181             5,737,867        1,727,666
Managed Global Division..........................            9,633,015        10,824,049             3,637,963        3,808,355
Mid-Cap Growth Division..........................           14,316,514         5,846,579             5,201,859        1,073,702
Capital Growth Division..........................           12,561,878         2,575,149             8,700,243        1,061,928
Research Division................................           12,204,579         1,771,319            11,776,149        1,145,700
Total Return Division............................           13,447,324           976,323            11,841,572          542,519
Growth Division..................................           46,544,853        13,013,005             8,862,606        1,834,396
Global Fixed Income Division.....................            2,406,215         1,322,576             1,199,981          486,199
Developing World Division........................            6,615,294         2,774,781             1,034,819          414,729
Growth Opportunities Division....................              726,528           570,950               801,993          373,469
PIMCO High Yield Bond Division...................           12,707,468         2,989,676             5,575,890          995,489
PIMCO StocksPLUS Growth and
   Income Division...............................           15,418,741         3,191,901             5,235,676          567,893
Appreciation Division............................                5,856            11,558                45,518            5,062
Smith Barney High Income Division................                3,730            23,271                59,777           15,706
Smith Barney Large Cap Value Division............                6,907             9,522                25,818            1,496
Smith Barney International Equity Division.......                2,838             2,934                13,627              659
Smith Barney Money Market Division...............               40,398            19,082                55,074           43,687
International Equity Division....................           63,405,114        56,947,666            34,755,360       31,779,305
Asset Allocation Division........................               13,289               844                    --               --
Equity Division..................................               26,039               835                    --               --
Growth & Income Division.........................               11,266             1,139                    --               --
High Quality Bond Division.......................               12,671             9,915                    --               --
                                                       ----------------------------------       ----------------------------------
COMBINED.........................................          397,739,148       240,579,410           191,660,032      101,434,679
                                                       ==================================       ==================================

NOTE 6 - NET ASSETS
Investments at net asset value less the payable to Golden American for charges and fees at December 31, 1999 consisted of the following:

                                                          LIMITED
                                           LIQUID         MATURITY         HARD           ALL-             REAL             FULLY
                                            ASSET           BOND          ASSETS         GROWTH           ESTATE           MANAGED
                                          DIVISION        DIVISION       DIVISION       DIVISION         DIVISION         DIVISION
                                        --------------------------------------------------------------------------------------------
                                                                         (DOLLARS IN THOUSANDS)
Unit transactions..................        $506,425        $133,838        $30,475        $47,531         $41,701          $197,026
Accumulated net investment
   income (loss) and net realized
   gain (loss) on investments......          15,901          20,765          7,443         47,182          29,154            68,682
Net unrealized appreciation
   (depreciation) of investments...              --          (4,202)         1,011         51,150         (15,178)            1,510
                                        --------------------------------------------------------------------------------------------
                                           $522,326        $150,401        $38,929       $145,863         $55,677          $267,218
                                        ============================================================================================

                                            EQUITY        CAPITAL          RISING        EMERGING         MARKET           VALUE
                                            INCOME      APPRECIATION      DIVIDENDS      MARKETS          MANAGER          EQUITY
                                           DIVISION       DIVISION        DIVISION       DIVISION        DIVISION         DIVISION
                                        --------------------------------------------------------------------------------------------
                                                                         (DOLLARS IN THOUSANDS)
Unit transactions..................        $138,807        $225,256       $624,736        $43,209            $595          $123,500
Accumulated net investment
   income (loss) and net realized
   gain (loss) on investments......         158,214         124,915         49,066        (15,866)          3,964            20,094
Net unrealized appreciation
   (depreciation) of investments...         (25,737)         51,796        139,292          8,129           2,525            (6,214)
                                        --------------------------------------------------------------------------------------------
                                           $271,284        $401,967       $813,094        $35,472          $7,084          $137,380
                                        ============================================================================================

                                           STRATEGIC        SMALL          MANAGED       MID-CAP           CAPITAL
                                            EQUITY           CAP           GLOBAL         GROWTH            GROWTH         RESEARCH
                                           DIVISION        DIVISION       DIVISION       DIVISION          DIVISION        DIVISION
                                        --------------------------------------------------------------------------------------------
                                                                         (DOLLARS IN THOUSANDS)
Unit transactions..................        $128,188        $212,831        $69,455       $335,683           $341,923       $502,872
Accumulated net investment
   income (loss) and net realized
   gain (loss) on investments......          12,978          36,216         85,339         73,201             29,228         17,532
Net unrealized appreciation
   (depreciation) of investments...          56,360          75,382         26,551        130,331             59,095        116,356
                                        --------------------------------------------------------------------------------------------
                                           $197,526        $324,429       $181,345       $539,215           $430,246       $636,760
                                        ============================================================================================

                                                                                                                            PIMCO
                                                                           GLOBAL                                           HIGH
                                             TOTAL                          FIXED       DEVELOPING         GROWTH           YIELD
                                            RETURN          GROWTH         INCOME          WORLD        OPPORTUNITIES        BOND
                                           DIVISION        DIVISION       DIVISION       DIVISION         DIVISION        DIVISION
                                        --------------------------------------------------------------------------------------------
                                                                         (DOLLARS IN THOUSANDS)
Unit transactions..................        $439,911        $809,489        $22,390        $41,047            $5,521        $144,589
Accumulated net investment
   income (loss) and net realized
   gain (loss) on investments......          19,020          57,112           (460)         2,971               682           6,209
Net unrealized appreciation
   (depreciation) of investments...          (3,551)        338,909           (672)         7,655               460          (4,739)
                                        --------------------------------------------------------------------------------------------
                                           $455,380      $1,205,510        $21,258        $51,673            $6,663        $146,059
                                        ============================================================================================



                                                                 22


                                              PIMCO                            SMITH         SMITH           SMITH          SMITH
                                            STOCKSPLUS                         BARNEY        BARNEY          BARNEY         BARNEY
                                            GROWTH AND                          HIGH        LARGE CAP    INTERNATIONAL      MONEY
                                              INCOME         APPRECIATION      INCOME         VALUE          EQUITY         MARKET
                                             DIVISION          DIVISION       DIVISION       DIVISION       DIVISION       DIVISION
                                         -------------------------------------------------------------------------------------------
                                                                           (DOLLARS IN THOUSANDS)
Unit transactions...................          $193,010             $785          $561           $636             $318          $557
Accumulated net investment
   income (loss) and net realized
   gain (loss) on investments.......            22,021               79            39             44               12            22
Net unrealized appreciation
   (depreciation) of investments....             6,199              119           (53)           (37)             207            --
                                         -------------------------------------------------------------------------------------------
                                              $221,230             $983          $547           $643             $537          $579
                                         ===========================================================================================

                                           INTERNATIONAL        ASSET                       GROWTH &     HIGH QUALITY
                                              EQUITY          ALLOCATION      EQUITY         INCOME          BOND
                                             DIVISION          DIVISION      DIVISION       DIVISION       DIVISION      COMBINED
                                         -------------------------------------------------------------------------------------------
                                                                             (DOLLARS IN THOUSANDS)
Unit transactions...................          $119,555             $130          $285           $104           $28        $5,482,967
Accumulated net investment
   income (loss) and net realized
   gain (loss) on investments.......            30,261                2             7              1            (1)          922,029
Net unrealized appreciation
   (depreciation) of investments....            25,753                1             5              2            --         1,038,415
                                         -------------------------------------------------------------------------------------------
                                              $175,569             $133          $297           $107           $27        $7,443,411
                                         ===========================================================================================

NOTE 7 - UNIT VALUES
Accumulation unit value information for units outstanding, by Contract type, as of December 31, 1999 follows:

                                                                                                    UNIT             EXTENDED
                               DIVISION/CONTRACT                                     UNITS         VALUE               VALUE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                             (IN THOUSANDS)

LIQUID ASSET
Currently payable annuity products:
   DVA 80.................................................................              2,484      $15.78                 $39
   DVA 100................................................................              3,692       15.44                  57
Contracts in accumulation period:
   DVA 80.................................................................            428,664       15.78               6,766
   DVA 100................................................................          2,108,284       15.44              32,553
   DVA Series 100.........................................................             65,836       14.85                 978
   DVA Plus - Standard....................................................            683,989       15.04              10,287
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................         13,701,797       14.79             202,706
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          7,668,618       14.55             111,594
   Access - 7% Solution, Premium Plus - 7% Solution.......................         11,002,421       14.29             157,230
   Value..................................................................              7,391       15.61                 116
                                                                                                             -------------------
                                                                                                                      522,326



                                                                 23



NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                    UNIT            EXTENDED
                               DIVISION/CONTRACT                                     UNITS         VALUE              VALUE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                             (IN THOUSANDS)

LIMITED MATURITY BOND
Currently payable annuity products:
   DVA 80.................................................................              5,775      $17.82                $103
   DVA 100................................................................             13,160       17.44                 229
Contracts in accumulation period:
   DVA 80.................................................................             55,752       17.82                 994
   DVA 100................................................................          1,611,603       17.44              28,100
   DVA Series 100.........................................................             15,728       16.77                 264
   DVA Plus - Standard....................................................            279,468       17.00               4,751
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................          2,938,050       16.72              49,127
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          1,835,680       16.45              30,192
   Access - 7% Solution, Premium Plus - 7% Solution.......................          2,267,799       16.15              36,630
   Value..................................................................                655       17.65                  11
                                                                                                             -------------------
                                                                                                                      150,401
HARD ASSETS
Currently payable annuity products:
   DVA 80.................................................................                 64       18.54                   1
   DVA 100................................................................              4,504       18.13                  82
Contracts in accumulation period:
   DVA 80.................................................................             47,623       18.54                 883
   DVA 100................................................................            442,621       18.13               8,025
   DVA Series 100.........................................................             21,674       17.44                 378
   DVA Plus - Standard....................................................            112,564       17.66               1,988
   DVA Plus - Annual Ratchet & 5.5% Solution, Access-
     Standard, Premium Plus - Standard, ES II.............................            355,052       17.37               6,168
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........            696,931       17.09              11,909
   Access - 7% Solution, Premium Plus - 7% Solution.......................            565,255       16.78               9,486
   Value..................................................................                497       18.33                   9
                                                                                                             -------------------
                                                                                                                       38,929





                                                                 24



NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                    UNIT            EXTENDED
                               DIVISION/CONTRACT                                     UNITS         VALUE              VALUE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                             (IN THOUSANDS)
ALL-GROWTH
Currently payable annuity products:
   DVA 100................................................................             10,034      $33.33                $334
Contracts in accumulation period:
   DVA 80.................................................................             30,780       34.07               1,049
   DVA 100................................................................          1,659,536       33.33              55,306
   DVA Series 100.........................................................             17,272       32.06                 554
   DVA Plus - Standard....................................................            177,295       32.46               5,755
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................            680,978       31.93              21,744
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          1,363,281       31.41              42,819
   Access - 7% Solution, Premium Plus - 7% Solution.......................            593,365       30.85              18,302
                                                                                                             -------------------
                                                                                                                      145,863
REAL ESTATE
Currently payable annuity products:
   DVA 80.................................................................                337       22.00                   7
   DVA 100................................................................              4,675       21.52                 101
Contracts in accumulation period:
   DVA 80.................................................................             17,562       22.00                 387
   DVA 100................................................................            698,949       21.52              15,043
   DVA Series 100.........................................................              7,595       20.70                 157
   DVA Plus - Standard....................................................            136,122       20.96               2,854
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................            534,577       20.62              11,024
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........            742,363       20.28              15,059
   Access - 7% Solution, Premium Plus - 7% Solution.......................            554,454       19.92              11,045
                                                                                                             -------------------
                                                                                                                       55,677
FULLY MANAGED
Currently payable annuity products:
   DVA 80.................................................................              1,025       23.10                  24
   DVA 100................................................................             42,440       22.59                 959
Contracts in accumulation period:
   DVA 80.................................................................             55,124       23.10               1,273
   DVA 100................................................................          2,723,900       22.59              61,541
   DVA Series 100.........................................................             28,071       21.73                 610
   DVA Plus - Standard....................................................            549,088       22.01              12,084
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................          2,546,588       21.65              55,126
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          3,304,306       21.29              70,358
   Access - 7% Solution, Premium Plus - 7% Solution.......................          3,118,319       20.91              65,207
   Value..................................................................              1,564       22.85                  36
                                                                                                             -------------------
                                                                                                                      267,218



                                                                 25



NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                    UNIT             EXTENDED
                               DIVISION/CONTRACT                                     UNITS         VALUE               VALUE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                             (IN THOUSANDS)
EQUITY INCOME
Currently payable annuity products:
   DVA 80.................................................................             10,512      $22.91                $241
   DVA 100................................................................             54,038       22.41               1,211
Contracts in accumulation period:
   DVA 80.................................................................            217,136       22.91               4,975
   DVA 100................................................................          4,960,030       22.41             111,166
   DVA Series 100.........................................................             52,427       21.56               1,130
   DVA Plus - Standard....................................................            381,468       21.83               8,327
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................          2,014,453       21.47              43,259
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          2,523,887       21.12              53,311
   Access - 7% Solution, Premium Plus - 7% Solution.......................          2,294,950       20.74              47,606
   Value..................................................................              2,555       22.66                  58
                                                                                                             -------------------
                                                                                                                      271,284
CAPITAL APPRECIATION
Currently payable annuity products:
   DVA 100................................................................             34,146       31.01               1,059
Contracts in accumulation period:
   DVA 80.................................................................             54,304       31.50               1,710
   DVA 100................................................................          3,000,104       31.01              93,047
   DVA Series 100.........................................................             29,781       30.18                 899
   DVA Plus - Standard....................................................            431,150       30.46              13,132
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................          2,412,721       30.11              72,649
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          3,839,680       29.77             114,290
   Access - 7% Solution, Premium Plus - 7% Solution.......................          3,574,164       29.38             104,999
   Value..................................................................              5,832       31.26                 182
                                                                                                             -------------------
                                                                                                                      401,967
RISING DIVIDENDS
Currently payable annuity products:
   DVA 80.................................................................              2,751       26.79                  74
   DVA 100................................................................             11,516       26.46                 305
Contracts in accumulation period:
   DVA 80.................................................................             45,744       26.79               1,225
   DVA 100................................................................          3,156,396       26.46              83,505
   DVA Series 100.........................................................             62,149       25.88               1,608
   DVA Plus - Standard....................................................          1,251,144       26.07              32,623
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................          7,496,161       25.83             193,646
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........         10,160,317       25.59             260,024
   Access - 7% Solution, Premium Plus - 7% Solution.......................          9,473,482       25.31             239,807
   Value..................................................................             10,416       26.62                 277
                                                                                                             -------------------
                                                                                                                      813,094




                                                                 26



NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                    UNIT            EXTENDED
                               DIVISION/CONTRACT                                     UNITS         VALUE              VALUE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                             (IN THOUSANDS)

EMERGING MARKETS
Currently payable annuity products:
   DVA 100................................................................             20,476      $12.18                $249
Contracts in accumulation period:
   DVA 80.................................................................             66,912       12.34                 826
   DVA 100................................................................          1,114,771       12.18              13,583
   DVA Series 100.........................................................             19,565       11.92                 233
   DVA Plus - Standard....................................................            359,966       12.01               4,323
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................            272,783       11.90               3,246
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          1,053,099       11.79              12,412
   Access - 7% Solution, Premium Plus - 7% Solution.......................             51,466       11.66                 600
                                                                                                             -------------------
                                                                                                                       35,472
MARKET MANAGER
Contracts in accumulation period:
   DVA 100................................................................            265,157       27.61               7,320
                                                                                                             -------------------
                                                                                                                        7,320
VALUE EQUITY
Currently payable annuity products:
   DVA 80.................................................................                353       18.67                   7
   DVA 100................................................................              8,027       18.49                 148
Contracts in accumulation period:
   DVA 80.................................................................             16,820       18.67                 314
   DVA 100................................................................            642,103       18.49              11,870
   DVA Series 100.........................................................             13,030       18.16                 237
   DVA Plus - Standard....................................................            433,555       18.28               7,924
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................          1,825,971       18.14              33,129
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          2,709,066       18.01              48,787
   Access - 7% Solution, Premium Plus - 7% Solution.......................          1,956,244       17.84              34,902
   Value..................................................................              3,333       18.58                  62
                                                                                                             -------------------
                                                                                                                      137,380
STRATEGIC EQUITY
Currently payable annuity products:
   DVA 100................................................................             31,558       22.27                 703
Contracts in accumulation period:
   DVA 80.................................................................             18,395       22.46                 413
   DVA 100................................................................            387,984       22.27               8,642
   DVA Series 100.........................................................              6,159       21.94                 135
   DVA Plus - Standard....................................................            455,696       22.06              10,053
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................          2,450,796       21.92              53,725
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          2,655,079       21.78              57,835
   Access - 7% Solution, Premium Plus - 7% Solution.......................          3,050,564       21.61              65,934
   Value..................................................................              3,862       22.37                  86
                                                                                                             -------------------
                                                                                                                      197,526



                                                                 27



NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                    UNIT           EXTENDED
                               DIVISION/CONTRACT                                     UNITS         VALUE             VALUE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                             (IN THOUSANDS)

SMALL CAP
Currently payable annuity products:
   DVA 100................................................................              3,735      $23.19                 $87
Contracts in accumulation period:
   DVA 80.................................................................             21,044       23.38                 492
   DVA 100................................................................            502,932       23.19              11,664
   DVA Series 100.........................................................             14,018       22.87                 320
   DVA Plus - Standard....................................................            453,438       22.96              10,411
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................          5,053,919       22.82             115,340
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          4,514,345       22.68             102,399
   Access - 7% Solution, Premium Plus - 7% Solution.......................          3,698,983       22.55              83,400
   Value..................................................................             13,606       23.28                 316
                                                                                                             -------------------
                                                                                                                      324,429
MANAGED GLOBAL
Currently payable annuity products:
   DVA 100................................................................             11,683       24.68                 288
Contracts in accumulation period:
   DVA 80.................................................................             33,553       25.04                 840
   DVA 100................................................................          2,703,999       24.68              66,747
   DVA Series 100.........................................................             38,870       24.08                 936
   DVA Plus - Standard....................................................            605,044       24.23              14,658
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................            676,401       23.97              16,211
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          3,306,922       23.71              78,402
   Access - 7% Solution, Premium Plus - 7% Solution.......................            139,357       23.42               3,263
                                                                                                             -------------------
                                                                                                                      181,345
MID-CAP GROWTH
Contracts in accumulation period:
   DVA 80.................................................................              5,425       40.92                 222
   DVA 100................................................................            328,684       40.50              13,310
   DVA Series 100.........................................................              9,549       39.75                 380
   DVA Plus - Standard....................................................            287,598       39.97              11,494
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................          4,873,150       39.59             192,951
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          3,717,260       39.34             146,221
   Granite PrimElite - Standard...........................................              3,692       39.97                 148
   Granite PrimElite - Annual Ratchet.....................................             27,138       39.59               1,075
   Access - 7% Solution, Premium Plus - 7% Solution.......................          4,433,019       39.02             172,992
   Value..................................................................             10,373       40.71                 422
                                                                                                             -------------------
                                                                                                                      539,215



                                                                 28



NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                    UNIT           EXTENDED
                               DIVISION/CONTRACT                                     UNITS         VALUE             VALUE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                             (IN THOUSANDS)

CAPITAL GROWTH
Contracts in accumulation period:
   DVA 80.................................................................              3,348      $21.54                 $72
   DVA 100................................................................            390,759       21.38               8,354
   DVA Series 100.........................................................             11,902       21.10                 251
   DVA Plus - Standard....................................................            598,663       21.18              12,678
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................          5,870,532       21.06             123,629
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          6,210,698       20.94             130,038
   Access - 7% Solution, Premium Plus - 7% Solution.......................          7,450,249       20.82             155,103
   Value..................................................................              5,650       21.46                 121
                                                                                                             -------------------
                                                                                                                      430,246

RESEARCH
Contracts in accumulation period:
   DVA 80.................................................................              6,633       28.93                 192
   DVA 100................................................................            431,562       28.62              12,353
   DVA Series 100.........................................................             18,345       28.10                 515
   DVA Plus - Standard....................................................            565,925       28.25              15,988
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................          6,431,948       28.04             180,345
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          7,240,463       27.80             201,318
   Granite PrimElite - Standard...........................................              2,544       28.25                  72
   Granite PrimElite - Annual Ratchet.....................................             37,387       28.04               1,048
   Access - 7% Solution, Premium Plus - 7% Solution.......................          8,143,207       27.58             224,622
   Value..................................................................             10,661       28.78                 307
                                                                                                             -------------------
                                                                                                                      636,760

TOTAL RETURN
Contracts in accumulation period:
   DVA 80.................................................................              9,043       18.64                 168
   DVA 100................................................................            399,197       18.44               7,361
   DVA Series 100.........................................................              5,119       18.10                  93
   DVA Plus - Standard....................................................            831,642       18.20              15,135
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................          8,274,089       18.06             149,429
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          6,739,205       17.91             120,710
   Granite PrimElite - Standard...........................................              4,770       18.20                  87
   Granite PrimElite - Annual Ratchet.....................................             33,383       18.06                 603
   Access - 7% Solution, Premium Plus - 7% Solution.......................          9,101,947       17.77             161,738
   Value..................................................................              3,045       18.54                  56
                                                                                                             -------------------
                                                                                                                      455,380



                                                                 29



NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                    UNIT           EXTENDED
                               DIVISION/CONTRACT                                     UNITS         VALUE             VALUE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                             (IN THOUSANDS)

GROWTH
Contracts in accumulation period:
   DVA 80.................................................................             47,480      $29.27              $1,390
   DVA 100................................................................            818,663       29.05              23,785
   DVA Series 100.........................................................             28,942       28.67                 830
   DVA Plus - Standard....................................................            758,379       28.78              21,827
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................         14,289,972       28.62             408,990
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........         11,168,535       28.46             317,801
   Access - 7% Solution, Premium Plus - 7% Solution.......................         15,200,894       28.29             430,081
   Value..................................................................             27,642       29.16                 806
                                                                                                             -------------------
                                                                                                                    1,205,510
GLOBAL FIXED INCOME
Contracts in accumulation period:
   DVA 100................................................................             24,119       12.04                 291
   DVA Plus - Standard....................................................             35,081       11.88                 417
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................            753,003       11.79               8,880
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........            382,609       11.70               4,475
   Access - 7% Solution, Premium Plus - 7% Solution.......................            619,047       11.60               7,183
   Value..................................................................                982       12.11                  12
                                                                                                             -------------------
                                                                                                                       21,258
DEVELOPING WORLD
Contracts in accumulation period:
   DVA 80.................................................................                390       11.74                   5
   DVA 100................................................................             21,139       11.70                 247
   DVA Series 100.........................................................             27,991       11.64                 326
   DVA Plus - Standard....................................................                683       11.62                   8
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................          2,133,907       11.61              24,775
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........            926,115       11.58              10,722
   Access - 7% Solution, Premium Plus - 7% Solution.......................          1,344,878       11.54              15,526
   Value..................................................................              5,500       11.72                  64
                                                                                                             -------------------
                                                                                                                       51,673
GROWTH OPPORTUNITIES
Contracts in accumulation period:
   DVA 100................................................................             12,750       11.52                 147
   DVA Plus - Standard....................................................              9,739       11.47                 112
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................            215,681       11.44               2,466
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........            142,128       11.40               1,621
   Access - 7% Solution, Premium Plus - 7% Solution.......................            203,804       11.37               2,317
                                                                                                             -------------------
                                                                                                                        6,663



                                                                 30



NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                    UNIT            EXTENDED
                               DIVISION/CONTRACT                                     UNITS         VALUE              VALUE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                             (IN THOUSANDS)

PIMCO HIGH YIELD BOND
Contracts in accumulation period:
   DVA 80.................................................................              1,147      $10.34                 $12
   DVA 100................................................................            151,044       10.31               1,557
   DVA Series 100.........................................................                951       10.25                  10
   DVA Plus - Standard....................................................            400,821       10.27               4,115
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................          5,053,973       10.24              51,749
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          3,194,935       10.21              32,631
   Access - 7% Solution, Premium Plus - 7% Solution.......................          5,486,600       10.19              55,895
   Value..................................................................              8,722       10.33                  90
                                                                                                             -------------------
                                                                                                                      146,059
PIMCO STOCKSPLUS GROWTH AND INCOME
Contracts in accumulation period:
   DVA 80.................................................................                651       13.26                   9
   DVA 100................................................................            116,144       13.22               1,535
   DVA Series 100.........................................................                292       13.14                   4
   DVA Plus - Standard....................................................            284,260       13.16               3,742
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................          4,797,771       13.13              62,999
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          4,371,570       13.10              57,257
   Access - 7% Solution, Premium Plus - 7% Solution.......................          7,320,301       13.06              95,636
   Value..................................................................              3,634       13.24                  48
                                                                                                             -------------------
                                                                                                                      221,230
APPRECIATION
Contracts in accumulation period:
   Granite PrimElite - Standard...........................................                711       18.47                  13
   Granite PrimElite - Annual Ratchet.....................................             52,802       18.36                 970
                                                                                                             -------------------
                                                                                                                          983
SMITH BARNEY HIGH INCOME
Contracts in accumulation period:
   Granite PrimElite - Standard...........................................              5,981       13.84                  83
   Granite PrimElite - Annual Ratchet.....................................             33,782       13.74                 464
                                                                                                             -------------------
                                                                                                                          547
SMITH BARNEY LARGE CAP VALUE
Contracts in accumulation period:
   Granite PrimElite - Standard...........................................              4,123       19.11                  79
   Granite PrimElite - Annual Ratchet.....................................             29,721       18.98                 564
                                                                                                             -------------------
                                                                                                                          643
SMITH BARNEY INTERNATIONAL EQUITY
Contracts in accumulation period:
   Granite PrimElite - Standard...........................................              2,572       23.78                  61
   Granite PrimElite - Annual Ratchet.....................................             20,133       23.61                 476
                                                                                                             -------------------
                                                                                                                          537
SMITH BARNEY MONEY MARKET
Contracts in accumulation period:
   Granite PrimElite - Standard...........................................             10,885       11.82                 129
   Granite PrimElite - Annual Ratchet.....................................             38,389       11.74                 450
                                                                                                             -------------------
                                                                                                                          579





                                                                 31



NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                    UNIT            EXTENDED
                               DIVISION/CONTRACT                                     UNITS         VALUE              VALUE
------------------------------------------------------------------------------- ------------------------------------------------
                                                                                                             (IN THOUSANDS)

INTERNATIONAL EQUITY
Contracts in accumulation period:
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................          4,666,041      $15.57             $72,629
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........          1,959,322       15.59              30,538
   Access - 7% Solution, Premium Plus - 7% Solution.......................          4,663,701       15.50              72,274
   Value..................................................................              8,033       15.97                 128
                                                                                                             -------------------
                                                                                                                      175,569
ASSET ALLOCATION
Contracts in accumulation period:
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................              4,460       10.70                  48
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........                832       10.70                   9
   Access - 7% Solution, Premium Plus - 7% Solution.......................              7,153       10.70                  76
                                                                                                             -------------------
                                                                                                                          133
EQUITY
Contracts in accumulation period:
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................              8,936       11.79                 105
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........             11,848       11.79                 140
   Access - 7% Solution, Premium Plus - 7% Solution.......................              4,420       11.78                  52
                                                                                                             -------------------
                                                                                                                          297

GROWTH & INCOME
Contracts in accumulation period:
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................              8,512       10.55                  90
   DVA Plus - 7% Solution, Access - Annual Ratchet &
     5.5% Solution, Premium Plus - Annual Ratchet & 5.5% Solution.........              1,122       10.55                  12
   Access - 7% Solution, Premium Plus - 7% Solution.......................                493       10.54                   5
                                                                                                             -------------------
                                                                                                                          107
HIGH QUALITY BOND
Contracts in accumulation period:
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................              2,756        9.93                  27
                                                                                                             -------------------
                                                                                                                           27
                                                                                ---------------              -------------------
COMBINED..................................................................        340,258,685                      $7,443,647
                                                                                ===============              ===================



                                                                 32

                      PART C -- OTHER INFORMATION

ITEM 24: FINANCIAL STATEMENTS AND EXHIBITS

FINANCIAL STATEMENTS

(a) (1) All financial statements are included in the Prospectus as indicated therein
    (2) Schedules I, III and IV follow. All other schedules to the consolidated financial statements required by Article 7 of Regulation S-X are omitted because they are not applicable or because the information is included elsewhere in the consolidated financial statements or notes thereto.


                                         SCHEDULE I
                                   SUMMARY OF INVESTMENTS
                          OTHER THAN INVESTMENTS IN RELATED PARTIES
                                   (DOLLARS IN THOUSANDS)

                                                                                 BALANCE
                                                                                  SHEET
DECEMBER 31, 1999                                          COST 1     VALUE      AMOUNT
-----------------------------------------------------------------------------------------
TYPE OF INVESTMENT
Fixed maturities, available for sale:
 Bonds:
   United States government and governmental
    agencies and authorities........................       $21,363   $21,103      $21,103
   Public utilities.................................        53,754    51,315       51,315
   Corporate securities.............................       396,494   384,272      384,272
   Other asset-backed securities....................       207,044   203,577      203,577
   Mortgage-backed securities.......................       179,397   175,054      175,054
                                                     ------------------------------------
   Total fixed maturities, available for sale.......       858,052   835,321      835,321

Equity securities:
   Common stocks: industrial,
   miscellaneous, and all other.....................        14,952    17,330       17,330

Mortgage loans on real estate.......................       100,087                100,087
Policy loans........................................        14,157                 14,157
Short-term investments..............................        80,191                 80,191
                                                     ---------------            ----------
Total investments...................................    $1,067,439              $1,047,086
                                                     ===============            ==========


Note 1: Cost is defined as original cost for common stocks, amortized cost for bonds and short-term investments, and unpaid principal for policy loans and mortgage loans on real estate, adjusted for amortization of premiums and accrual of discounts.


                              SCHEDULE III
                    SUPPLEMENTARY INSURANCE INFORMATION
                          (DOLLARS IN THOUSANDS)

COLUMN A        COLUMN B     COLUMN C     COLUMN D    COLUMN E   COLUMN F
---------------------------------------------------------------------------
                                 FUTURE
                                 POLICY
                              BENEFITS,                   OTHER
                                LOSSES,                  POLICY
                 DEFERRED        CLAIMS                  CLAIMS  INSURANCE
                   POLICY           AND    UNEARNED         AND   PREMIUMS
              ACQUISITION          LOSS     REVENUE    BENEFITS        AND
SEGMENT             COSTS      EXPENSES     RESERVE     PAYABLE    CHARGES
---------------------------------------------------------------------------
                                                             POST-MERGER
---------------------------------------------------------------------------
YEAR ENDED
DECEMBER 31, 1999:

Life insurance  $528,957    $1,033,701      $6,300         $8      $82,935

YEAR ENDED
DECEMBER 31, 1998:

Life insurance   204,979       881,112       3,840         --       39,119

PERIOD
OCTOBER 25, 1997
THROUGH
DECEMBER 31, 1997:

Life insurance    12,752       505,304       1,189         10        3,834

                                                          POST-ACQUISITION
---------------------------------------------------------------------------
PERIOD
JANUARY 1, 1997
THROUGH
OCTOBER 24, 1997:

Life insurance       N/A           N/A         N/A        N/A       18,288



COLUMN A         COLUMN G    COLUMN H    COLUMN I   COLUMN J    COLUMN K
---------------------------------------------------------------------------

                                         AMORTIZA-
                             BENEFITS      TION OF
                              CLAIMS,     DEFERRED
                              LOSSES       POLICY
                   NET         AND         ACQUI-     OTHER
               INVESTMENT   SETTLEMENT     SITION   OPERATING   PREMIUMS
SEGMENT          INCOME      EXPENSES      COSTS    EXPENSES*    WRITTEN
---------------------------------------------------------------------------
                                                             POST-MERGER
---------------------------------------------------------------------------
YEAR ENDED
DECEMBER 31, 1999:

Life insurance   $59,169    $182,221      $33,119   $(83,827)      --

YEAR ENDED
DECEMBER 31, 1998:

Life insurance    42,485      96,968        5,148    (26,406)      --

PERIOD
OCTOBER 25, 1997
THROUGH
DECEMBER 31, 1997:

Life insurance     5,127       7,413          892      1,137       --

                                                          POST-ACQUISITION
---------------------------------------------------------------------------
PERIOD
JANUARY 1, 1997
THROUGH
OCTOBER 24, 1997:

Life insurance    21,656      19,401        1,674     20,234       --


* This includes policy acquisition costs deferred for first year commissions and interest bonuses, premium credit, and other expenses related to the production of new business. The costs related to first year interest bonuses and the premium credit are included in benefits claims, losses, and settlement expenses.


                                                        SCHEDULE IV
                                                        REINSURANCE

COLUMN A                                         COLUMN B      COLUMN C
----------------------------------------------------------------------------

                                                              CEDED TO
                                                   GROSS        OTHER
                                                  AMOUNT      COMPANIES
----------------------------------------------------------------------------
AT DECEMBER 31, 1999:
    Life insurance in force.................  $225,000,000    $119,575,000
                                             ===============================

AT DECEMBER 31, 1998:
    Life insurance in force.................  $181,456,000    $111,552,000
                                             ===============================

AT DECEMBER 31, 1997:
    Life insurance in force.................  $149,842,000     $96,686,000
                                             ===============================


                                                        SCHEDULE IV
                                                        REINSURANCE

COLUMN A                                      COLUMN D        COLUMN E    COLUMN F
------------------------------------------------------------------------------------
                                                                         PERCENTAGE
                                               ASSUMED                    OF AMOUNT
                                            FROM OTHER        NET           ASSUMED
                                             COMPANIES      AMOUNT          TO NET
------------------------------------------------------------------------------------
AT DECEMBER 31, 1999:
    Life insurance in force.................      --     $105,425,000           --
                                            ========================================

AT DECEMBER 31, 1998:
    Life insurance in force.................      --      $69,904,000           --
                                            ========================================

AT DECEMBER 31, 1997:
    Life insurance in force.................      --      $53,156,000           --
                                            ========================================

EXHIBITS
(b) (1) Resolution of the board of directors of Depositor authorizing the establishment of the Registrant. (1)
    (2)  N/A
    (3)  (a)  Distribution Agreement between the Depositor and
              Directed Services, Inc. (1)
         (b)  Dealers Agreement. (1)
         (c)  Organizational Agreement. (1)
         (d)  (i)    Addendum to Organizational Agreement. (1)
              (ii)   Expense Reimbursement Agreement. (1)
         (e)  Assignment Agreement for Organizational Agreement. (1)

    (4)  (a)  Individual Deferred Combination Variable and Fixed Annuity
               Contract. (4)
         (b)  Group Deferred Combination Variable and Fixed
               Annuity Contract. (4)
         (c)  Individual Deferred Variable Annuity Contract. (4)
         (d)  Individual Retirement Annuity Rider Page. (1)
         (e)  ROTH Individual Retirement Annuity Rider. (2)
         (f) Schedule Page to the Premium Plus Contract featuring The Galaxy VIP Fund. (5)
         (g)  Minimum Guaranteed Accumulation Benefit Rider (REV)
         (h)  Minimum Guaranteed Income Benefit Rider (REV)
         (i)  Minimum Guaranteed Withdrawal Benefit Rider (REV)
         (j)  Living Benefit Rider Endorsement (Inforce Riders)
         (k)  Death Benefit Endorsement No.1 (REV)(7% Solution Enhanced)
         (l)  Death Benefit Endorsement No.2 (REV)(Ratchet Enhanced)
         (m)  Death Benefit Endorsement No.3 (REV)(Standard)
         (n)  Death Benefit Endorsement No.4 (REV)(Max 7 Enhanced)
         (o)  Death Benefit Endorsement No.5 (Base Death Benefit)
         (p)  Death Benefit Endorsement No.6 (Inforce Contracts)

    (5)  (a)  Individual Deferred Combination Variable and Fixed Annuity
               Application. (6)
         (b) Group Deferred Combination Variable and Fixed Annuity Enrollment Form. (6)
         (c)  Individual Deferred Variable Annuity Application. (6)

    (6)  (a)  Certificate of Amendment of the Restated Articles of
               Incorporation of Golden American, dated (03/01/95). (4)
         (b)  By-Laws of Golden American, dated (01/07/94). (4)
         (c) Resolution of the board of directors for Power of Attorney, dated (04/23/99). (4)

    (7)  Not applicable.

    (8)   (a) Participation Agreement between Golden American and Warburg
               Pincus Trust. (4)
          (b) Participation Agreement between Golden American and PIMCO Variable Insurance Trust. (4)
          (c) Participation Agreement between Golden American and The Galaxy VIP Fund. (8)
          (d) Administrative Services Agreement between Golden American and Equitable of Iowa companies. (3)
          (e) Service Agreement between Golden American and Directed Services, Inc. (3)
          (f) Service Agreement between Golden American and EISI. (3)
          (g) Asset Management Agreement between Golden American and
               ING Investment Management LLC. (4)
          (h) Reciprocal Loan Agreement between Golden American and
               ING America Insurance Holdings, Inc. (4)
          (i) Revolving Note Payable between Golden American and
               SunTrust Bank. (4)
          (j) Surplus Note, dated 12/17/96, between Golden American and Equitable of Iowa Companies. (8)
          (k) Surplus Note, dated 12/30/98, between Golden American
               and Equitable Life Insurance Company of Iowa. (8)
          (l) Surplus Note, dated 09/30/99, between Golden American
               and ING AIH. (8)
          (m) Surplus Note, dated 12/08/99, between Golden American
               and First Columbine Life Insurance Company. (7)
          (n) Surplus Note, dated 12/30/99, between Golden American
               and Equitable of Iowa Companies. (7)
          (o) Participation Agreement between Golden American and
               Prudential Series Fund, Inc. (8)
          (p) Participation Agreement between Golden American and
               ING Variable Insurance Trust. (8)
          (q) Form of Amended Schedule Page to the Participation Agreement between Golden American and Prudential Series Fund, Inc. (9)
          (r) Reinsurance Agreement, dated 06/30/00, between Golden American and Equitable Life Insurance Company of Iowa (9)
          (s) Renewal of Revolving Note Payable between Golden American and SunTrust Bank as of July 31, 2000 and expiring
                July 31, 2001 (9)

    (9)  Opinion and Consent of Myles R. Tashman. *

    (10)  (a) Consent of Sutherland Asbill & Brennan LLP. *
          (b) Consent of Ernst & Young LLP, Independent Auditors. *
          (c) Consent of Myles R. Tashman, incorporated in Item 9 of this Part C, together with the Opinion of Myles R. Tashman. *

    (11) Not applicable.

    (12) Not applicable.

    (13) Schedule of Performance Data. (8)

    (14) Not applicable.

    (15) Power of Attorney.

    (16) Subsidiaries of ING Groep N.V. (8)

    --------------------------------
    * To be Filed by Amendment

(1) Incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on September 24, 1997 (File Nos. 333-28755, 811-5626).

(2) Incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on February 12, 1998 (File Nos. 333-28755, 811-5626).

(3) Incorporated herein by reference to Post-Effective Amendment No. 2 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on April 30, 1998 (File Nos. 333-28755, 811-5626).

(4) Incorporated herein by reference to Post-Effective Amendment No. 5 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on April 23, 1999
     (File Nos. 333-28755, 811-5626).

(5) Incorporated herein by reference to Post-Effective Amendment No. 6 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on September 24, 1999 (File Nos. 333-28755, 811-5626).

(6) Incorporated herein by reference to Post-Effective Amendment No. 7 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on December 2, 1999 (File Nos. 333-28755, 811-5626).

(7) Incorporated herein by reference to Post-Effective Amendment No. 8 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on January 26, 2000 (File Nos. 333-28755, 811-5626).

(8) Incorporated herein by reference to Post-Effective Amendment No. 9 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on April 26, 2000 (File Nos. 333-28755, 811-5626).

(9) Incorporated herein by reference to Post-Effective Amendment No. 10 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on September 13, 2000 (File Nos. 333-28755, 811-5626).

ITEM 25:  DIRECTORS AND OFFICERS OF THE DEPOSITOR

                            Principal                  Positions and Offices
Name                     Business Address              with Depositor
----                     ----------------              ---------------------
Barnett Chernow          Golden American Life Ins. Co. President and
                         1475 Dunwoody Drive           Director
                         West Chester, PA  19380

Mark A. Tullis           ING Insurance Operations      Director
                         5780 Powers Ferry Road
                         Atlanta, GA  30327-4390

Michael W. Cunningham    ING Insurance Operations      Director
                         5780 Powers Ferry Road
                         Atlanta, GA  30327-4390

Phillip R. Lowery        ING Insurance Operations      Director
                         5780 Powers Ferry Road
                         Atlanta, GA  30327-4390

Myles R. Tashman         Golden American Life Ins. Co. Director, Executive
                         1475 Dunwoody Drive           Vice President, General
                         West Chester, PA  19380       Counsel and Secretary

James R. McInnis         Golden American Life Ins. Co. Executive Vice President
                         1475 Dunwoody Drive           and Chief Marketing
                         West Chester, PA  19380       Officer

Stephen J. Preston       Golden American Life Ins. Co. Executive Vice President
                         1475 Dunwoody Drive           and Chief Actuary
                         West Chester, PA  19380

Steven G. Mandel         Golden American Life Ins. Co. Senior Vice President and
                         1475 Dunwoody Drive           Chief Information Officer
                         West Chester, PA  19380

Ronald R. Blasdell       Golden American Life Ins. Co. Senior Vice President
                         1475 Dunwoody Drive
                         West Chester, PA  19380

E. Robert Koster         Golden American Life Ins. Co. Senior Vice President
                         1475 Dunwoody Drive           and Chief Financial
                         West Chester, PA  19380       Officer

David L. Jacobson        Golden American Life Ins. Co. Senior Vice President
                         1475 Dunwoody Drive           and Assistant Secretary
                         West Chester, PA  19380

William L. Lowe          Equitable of Iowa Companies   Senior Vice President,
                         909 Locust Street             Sales & Marketing
                         Des Moines, IA  50309

Gary F. Haynes           Golden American Life Ins. Co. Senior Vice President
                         1475 Dunwoody Drive           Operations
                         West Chester, PA  19380

David S. Pendergrass     ING Insurance Operations      Vice President and
                         5780 Powers Ferry Road        Treasurer
                         Atlanta, GA  30327-4390

Lawrence W. Porter, M.D. Equitable of Iowa Companies   Medical Director
                         909 Locust Street
                         Des Moines, IA  50309


ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Depositor owns 100% of the stock of a New York company, First Golden American Life Insurance Company of New York ("First Golden"). The primary purpose for the formation of First Golden is to offer variable products in the state of New York.

The following persons control or are under common control with the Depositor:

DIRECTED SERVICES, INC. ("DSI") - This corporation is a general business corporation organized under the laws of the State of New York, and is wholly owned by ING Groep N.V. The primary purpose of DSI is to act as a broker-dealer in securities. It acts as the principal underwriter and distributor of variable insurance products including variable annuities as required by the SEC. The contracts are issued by the Depositor. DSI also has the power to carry on a general financial, securities, distribution, advisory or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation. DSI is also registered with the SEC as an investment adviser.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding stock is owned and controlled by ING. Various companies and other entities controlled by ING may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organizational chart.

The subsidiaries of ING, as of December 31, 1999 are incorporated by reference to the April 26, 2000 filing.

ITEM 27:  NUMBER OF CONTRACT OWNERS

As of August 31, 2000, there are 48,547 qualified contract owners and 71,436 non-qualified contract owners in Golden American's Separate Account B.

ITEM 28: INDEMNIFICATION

Golden American shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of Golden American as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

Golden American may also, to the extent permitted by law, indemnify any other person who is or was serving Golden American in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

Golden American or its parents may purchase and maintain insurance on behalf of any such person or persons to be indemnified under the provision in the above paragraphs, against any such liability to the extent permitted by law.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a) At present, Directed Services, Inc. ("DSI"), the Registrant's Distributor, also serves as principal underwriter for all contracts issued by Golden American. DSI is the principal underwriter for Separate Account A, Separate Account B, Equitable Life Insurance Company of Iowa Separate Account A, First Golden American Life Insurance Company of New York Separate Account NY-B, Alger Separate Account A of Golden American and The GCG Trust.

(b) The following information is furnished with respect to the principal officers and directors of Directed Services, Inc., the Registrant's Distributor. The principal business address for each officer and director following is 1475 Dunwoody Drive, West Chester, PA 19380-1478, unless otherwise noted.

Name and Principal             Positions and Offices
Business Address               with Underwriter
-------------------            ---------------------

James R. McInnis               President

Barnett Chernow                Director and Executive Vice President

Myles R. Tashman               Director, Executive Vice President,
                               Secretary and General Counsel

R. Lawrence Roth               Director
VESTAX Capital Corporation
1931 Georgetown Road
Hudson, OH 44236

Stephen J. Preston             Senior Vice President

David S. Pendergrass           Vice President and Treasurer
ING Insurance Operations
5780 Powers Ferry Road
Atlanta, GA  30327-4390

David L. Jacobson              Senior Vice President

(c)
             1999 Net
Name of      Underwriting   Compensation
Principal    Discounts and      on        Brokerage
Underwriter  Commissions    Redemption    Commissions  Compensation
-----------  ------------   ------------- -----------  ------------
DSI          $180,838,913       $0          $0           $0


ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

Accounts and records are maintained by Golden American Life Insurance Company at 1475 Dunwoody Drive, West Chester, PA 19380 and by Equitable Life Insurance Company of Iowa, an affiliate, at 909 Locust Street, Des Moines, IA 50309.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more that 16 months old so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and,

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS

1. The account meets definition of a "separate account" under federal securities laws.

2. Golden American Life Insurance Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


                             SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf in the City of West Chester, and Commonwealth of Pennsylvania, on the 28th day of September, 2000.

                                     SEPARATE ACCOUNT B
                                      (Registrant)

                                By:  GOLDEN AMERICAN LIFE
                                     INSURANCE COMPANY
                                     (Depositor)

                                By:
                                     --------------------
                                     Barnett Chernow*
                                     President

Attest: /s/ Myles R. Tashman
        --------------------
        Myles R. Tashman
         Executive Vice President,
          General Counsel and Secretary of Depositor

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on September 28, 2000.

Signature                          Title

                              President and Director
--------------------          of Depositor
Barnett Chernow*


                              Senior Vice President,
--------------------          Chief Financial Officer
E. Robert Koster*



                DIRECTORS OF DEPOSITOR


-----------------------
Myles R. Tashman*


-----------------------
Michael W. Cunningham*


-----------------------
Phillip R. Lowery*


-----------------------
Mark A. Tullis*


       By: /s/ Myles R. Tashman,    Attorney-in-Fact
           -----------------------
           Myles R. Tashman
_______________________
*Executed by Myles R. Tashman on behalf of those indicated pursuant to Power of Attorney.

                                EXHIBIT INDEX

ITEM      EXHIBIT                                                PAGE #
----      -------                                                ------

4(g)      Minimum Guaranteed Accumulation Benefit Rider (REV)    EX-99.B4G

4(h)      Minimum Guaranteed Income Benefit Rider (REV)          EX-99.B4H

4(i)      Minimum Guaranteed Withdrawal Benefit Rider (REV)      EX-99.B4I

4(j)      Living Benefit Rider Endorsement (Inforce Riders)      EX-99.B4J

4(k)      Death Benefit Endorsement No.1 (REV)
           (7% Solution Enhanced)                                EX-99.B4K

4(l)      Death Benefit Endorsement No.2 (REV)(Ratchet Enhanced) EX-99.B4L

4(m)      Death Benefit Endorsement No.3 (REV)(Standard)         EX-99.B4M

4(n)      Death Benefit Endorsement No.4 (REV)(Max 7 Enhanced)   EX-99.B4N

4(o)      Death Benefit Endorsement No.5 (Base Death Benefit)    EX-99.B4O

4(p)      Death Benefit Endorsement No.6 (Inforce Contracts)     EX-99.B4P

15        Power of Attorney                                      EX-99.B15